UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2020

Date of reporting period:	7/31/2020

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

ANNUAL REPORT

JULY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2020.

During the first half of the period, the global economy remained healthy—particularly in the US—fueled by rising corporate profits and strong job growth. The outlook changed dramatically in March as the coronavirus outbreak quickly and substantially shut down economic activity worldwide, leading to significant job losses and a steep decline in global growth and earnings. Responding to this disruption, the Federal Reserve (the Fed) cut the federal funds rate target to near zero and flooded capital markets with liquidity; and Congress passed stimulus bills worth approximately $3 trillion that offered an economic lifeline to consumers and businesses.

While stocks climbed throughout the first half of the period, they fell significantly in March amid a spike in volatility, ending the 11-year-long equity bull market. With stores and factories closing and consumers staying at home to limit the spread of the virus, investors sold stocks on fears that corporate earnings would take a serious hit. As states reopened their economies in the spring and early summer, a strong equity market rally helped large-cap US and emerging market stocks post gains during the period, while US small caps and stocks in developed foreign markets declined.

The bond market overall—including US and global bonds as well as emerging market debt—rose during the period as investors sought safety in fixed income. A significant rally in interest rates pushed the 10-year US Treasury yield down to a record low. In March, the Fed took several aggressive actions to keep the bond markets running smoothly, restarting many of the relief programs that proved to be successful in helping end the global financial crisis in 2008-09.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

September 15, 2020

PGIM Jennison Diversified Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A
(with sales charges)	24.24	13.59	14.59	—
(without sales charges)	31.47	14.88	15.24	—
Class C
(with sales charges)	29.34	13.97	14.36	—
(without sales charges)	30.34	13.97	14.36	—
Class Z
(without sales charges)	31.73	N/A	N/A	20.27 (9/27/17)
Class R6
(without sales charges)	31.73	N/A	N/A	20.27 (9/27/17)
Russell 1000 Growth Index
	29.84	16.84	17.29	—

Average Annual Total Returns as of 7/31/20 Since Inception (%)
				Class Z, R6 (9/27/17)
Russell 1000 Growth Index				20.93

4	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class A shares with a similar investment in the Russell 1000 Growth Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (July 31, 2010) and the account values at the end of the current fiscal year (July 31, 2020) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Since inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

PGIM Jennison Diversified Growth Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

6	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/2020

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	7.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.9%
Microsoft Corp.	Software	6.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.6%
Tesla, Inc.	Automobiles	3.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.3%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.1%
PayPal Holdings, Inc.	IT Services	3.0%
Adobe, Inc.	Software	2.9%
Netflix, Inc.	Entertainment	2.5%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison Diversified Growth Fund	7

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Diversified Growth Fund’s Class Z shares returned 31.73% in the 12-month reporting period that ended July 31, 2020, outperforming the 29.84% return of the Russell 1000 Growth Index (the Index).

What was the market environment?

•

US equity markets were highly volatile during the reporting period, unsettled by US-China trade discord; softening economic growth in the US, Europe, and China; geopolitical uncertainties; and the global spread of COVID-19, the disease caused by the coronavirus.

•

The US political landscape likewise was unsettled as investigations of interference in the 2016 presidential election unfolded, impeachment hearings against President Trump proceeded, the 2020 election cycle ramped up, and leaders politicized the COVID-19 pandemic.

•

The Federal Reserve lowered the federal funds rate four times during the period, ending it in a target range of 0.00%-0.25%. Stocks rose to historic highs on February 19, 2020, then dropped more than 30% in only 25 trading days as the COVID-19 outbreak spread rapidly around the globe, disrupting markets and life virtually everywhere. Policymakers responded to these events with historic monetary and fiscal stimulus.

•

Equity markets rebounded strongly during the period’s final quarter, but the pandemic’s economic damage continued to accumulate. US gross domestic product plummeted 32.9% during the second quarter of 2020, the largest decline in post-World War II history.

What worked?

•	Consumer discretionary positions were noteworthy contributors to positive absolute and Index-relative performance during the period:

○

Tesla Inc. surged on impressive financial results made possible by solid production, increased capacity, and strong execution. The stock price’s healthy advance reflected strong consumer demand, with indications that production may be back to pre-COVID-19 levels.

○

Amazon.com Inc. benefited from economies of scale and its platform-based business model. Through reinvestment in its business, the company strengthened its competitive edge. Its Amazon Web Services business was an additional driver of revenue and profit during the period. Amazon’s secular growth profile looks even stronger in the current environment as social-distancing and shelter-in-place directives are renewing attention to the value, utility, and resilience of ecommerce and cloud-computing business models.

8	Visit our website at pgim.com/investments

○

Lululemon Athletica Inc.’s new products, integrated marketing, and online sales momentum—combined with a high-end customer base and athleisure fashion trends—were strong drivers of customer traffic, sales conversion, and comparable store sales during the period. The company has performed better than most apparel retailers during the COVID-19 pandemic given its less-seasonal offerings, strong brand, and direct-to-consumer business model, which shields it from wholesale distribution backlogs and brand-damaging price discounting.

•	In the information technology sector, stock selections and an overweight position benefited the Fund’s return during the period.

○

In a time of restricted personal mobility, recognition of the importance of digital commerce benefited Shopify Inc., which provides cloud-based, easy-to-use infrastructure tools to enable omni-channel ecommerce capabilities.

○

With its huge installed base, Apple Inc. benefited from rapid growth in service business subscriptions, a key source of recurring revenue. Jennison believes the upcoming product cycle may provide robust revenue and profit growth for Apple when it ultimately commences. In the second quarter of 2020, Apple announced that it will begin replacing Intel processors in Mac personal computers with chips designed in house, potentially enhancing its gross margins.

○	With millions of people around the world working from home, Jennison believes the advantage of housing mission-critical software applications and services in the cloud is now uncontestable.

∎

In addition to a strong and stable business enterprise, Microsoft Corp. has a differentiated hybrid cloud strategy that is leading to an increase in its share of technology capital spending. The company’s Teams collaboration platform also is benefiting from increased work-from-home requirements.

∎	Adobe Inc. offers content creation and digital marketing applications and services that are transforming its businesses operations.

∎	Coupa Software Inc. is a leader in cloud-based spend-management software that simplifies corporate procurement, invoicing, and expense management.

○

Digital payment processors, which serve as key facilitators of ecommerce, were likewise strong performers during the period. Adyen NV has developed a single, dynamic, reliable, and secure payment platform that supports omni-channel commerce with end-to-end gateway, risk management, and processing services.

○	Increased demand for cloud storage led to robust data center spending during the period by chipmaker Nvidia Corp.’s largest customers.

PGIM Jennison Diversified Growth Fund	9

Strategy and Performance Overview (continued)

•

In communication services, Netflix Inc. enhanced its long-term competitive position during the period with the sector’s largest commitment of investment dollars in exclusive and original content. Given Netflix’s still-low global penetration and the market’s accelerating shift from linear TV, Jennison believes the company has significant room for growth. Social-distancing and shelter-in-place directives boosted the company’s subscriber base during the period.

What didn’t work?

•

In the industrials sector, Jennison eliminated its position in aircraft manufacturer Airbus SE in March 2020 as the COVID-19 pandemic severely restricted air travel and compromised the financial health of airlines. The Fund’s position in Safran SA was eliminated in November 2019. Most of Safran’s revenue was generated by its aerospace propulsion business, which includes a joint venture that makes 75% of the world’s narrow-body aircraft engines, including Boeing Co.’s grounded 737s.

•	In consumer discretionary, H&R Block Inc.’s stock price declined during the period on competitive and pricing pressures. The position was eliminated in March.

•	In health care, Jazz Pharmaceuticals Plc’s stock price fell as the pandemic threatened to disrupt patient enrollment in clinical trials. The position was eliminated in March.

•

In financials, Jennison believes that JPMorgan Chase & Co.’s diversified franchise has broad earnings capacity supported by a robust capital base and strong execution. However, with banks facing fundamental interest-rate and credit-risk headwinds, the position was eliminated in March.

Current outlook

•

A troubling new surge in COVID-19 infection rates in several states near the end of the reporting period has led to second thoughts about moving forward with scheduled, phased-in reopenings in the US. In comparison, Europe and most of Asia have been more successful in containing the spread of COVID-19, while conditions in much of Africa and South America are more acute.

•

Given the high degree of uncertainty, Jennison believes companies are taking a more cautious approach to near-term business planning. Likewise, many companies are suspending financial guidance for now with the hope of providing greater clarity later this year.

•

Investors and policymakers are wrestling with numerous questions about the days ahead: What are the limits to fiscal stimulus and the Fed’s rapid balance sheet expansion? How quickly can unemployed workers be reabsorbed into a reopening economy? Who will win the upcoming US elections, and what may be the resulting policy implications?

10	Visit our website at pgim.com/investments

•

With the crisis several months old now, COVID-19’s primary and, in some cases, secondary effects on economic activities and behaviors have become clearer. Consumers have altered their approach to daily life as work from home leads to greater ecommerce engagement, increased demand for food and grocery delivery, rising spending and investment on dwellings, as well as faster adoption of streaming media, fitness, and entertainment with attendant needs for robust internet infrastructure.

•

The transformation of work practices is equally notable and starts with a growing market demand for robust connectivity. Face-to-face meetings, business travel, and office needs are being reimagined, giving rise to Zoom, cloud-based telephony, and remote working. The business implications are vast.

PGIM Jennison Diversified Growth Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

12	Visit our website at pgim.com/investments

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,178.30	1.22%	$6.61
	Hypothetical	$1,000.00	$1,018.80	1.22%	$6.12
Class C	Actual	$1,000.00	$1,174.50	1.80%	$9.73
	Hypothetical	$1,000.00	$1,015.91	1.80%	$9.02
Class Z	Actual	$1,000.00	$1,179.20	1.00%	$5.42
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
Class R6	Actual	$1,000.00	$1,179.20	1.00%	$5.42
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2020, and divided by the 366 days in the Fund’s fiscal year ended July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Diversified Growth Fund	13

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 0.8%
Lockheed Martin Corp.	5,859	$2,220,385

Automobiles 3.5%
Tesla, Inc.*	7,006	10,023,905

Beverages 0.6%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	1,183	958,750
PepsiCo, Inc.	5,071	698,074

		1,656,824

Biotechnology 3.9%
AbbVie, Inc.	51,905	4,926,304
Amgen, Inc.	2,800	685,076
Regeneron Pharmaceuticals, Inc.*	1,104	697,805
Vertex Pharmaceuticals, Inc.*	18,327	4,984,944

		11,294,129

Building Products 0.3%
Trex Co., Inc.*	5,166	719,779

Capital Markets 2.2%
Goldman Sachs Group, Inc. (The)	3,455	683,952
MarketAxess Holdings, Inc.	1,368	706,845
MSCI, Inc.	1,851	695,939
S&P Global, Inc.	12,008	4,205,802

		6,292,538

Chemicals 0.6%
Air Products & Chemicals, Inc.	5,772	1,654,428

Containers & Packaging 0.3%
Berry Global Group, Inc.*	14,697	734,703

Distributors 0.4%
Pool Corp.	3,887	1,231,013

Electrical Equipment 0.8%
Generac Holdings, Inc.*	14,578	2,297,201

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	15

Schedule of Investments (continued)

as of July 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 2.5%
Netflix, Inc.*	14,968	$7,317,556

Equity Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp.	5,122	1,338,839
Equinix, Inc.	1,139	894,662

		2,233,501

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	5,204	1,694,058
Sprouts Farmers Market, Inc.*	48,758	1,286,236

		2,980,294

Health Care Equipment & Supplies 2.9%
Danaher Corp.	3,500	713,300
DexCom, Inc.*	8,402	3,659,407
Quidel Corp.*	4,527	1,278,742
ResMed, Inc.	3,445	697,647
West Pharmaceutical Services, Inc.	7,885	2,120,040

		8,469,136

Health Care Providers & Services 3.0%
AmerisourceBergen Corp.(a)	14,791	1,481,910
McKesson Corp.	14,567	2,187,381
UnitedHealth Group, Inc.	16,738	5,067,932

		8,737,223

Health Care Technology 0.5%
Veeva Systems, Inc. (Class A Stock)*	5,766	1,525,511

Household Products 1.3%
Church & Dwight Co., Inc.	25,282	2,435,415
Procter & Gamble Co. (The)	9,780	1,282,354

		3,717,769

Insurance 0.2%
Lincoln National Corp.	19,196	715,435

Interactive Media & Services 7.9%
Alphabet, Inc. (Class A Stock)*	7,126	10,603,132

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	37,416	$9,491,317
Tencent Holdings Ltd. (China), ADR	42,687	2,923,632

		23,018,081

Internet & Direct Marketing Retail 9.1%
Alibaba Group Holding Ltd. (China), ADR*	14,391	3,612,429
Amazon.com, Inc.*	6,364	20,140,024
eBay, Inc.	48,240	2,666,707

		26,419,160

IT Services 12.1%
Accenture PLC (Class A Stock)	15,729	3,535,565
Adyen NV (Netherlands), 144A*	2,907	4,839,215
Booz Allen Hamilton Holding Corp.	9,275	758,324
Jack Henry & Associates, Inc.(a)	3,946	703,572
Mastercard, Inc. (Class A Stock)	17,702	5,461,598
Okta, Inc.*	3,397	750,669
PayPal Holdings, Inc.*	45,197	8,861,776
Shopify, Inc. (Canada) (Class A Stock)*	5,078	5,199,872
Twilio, Inc. (Class A Stock)*	2,789	773,724
Visa, Inc. (Class A Stock)	22,655	4,313,512

		35,197,827

Machinery 0.2%
Nordson Corp.	3,622	701,328

Media 1.2%
Charter Communications, Inc. (Class A Stock)*(a)	5,778	3,351,240

Multiline Retail 1.0%
Dollar General Corp.	15,600	2,970,240

Pharmaceuticals 4.1%
AstraZeneca PLC (United Kingdom), ADR	52,088	2,905,468
Bristol-Myers Squibb Co.	25,204	1,478,467
Eli Lilly & Co.	13,964	2,098,649
Horizon Therapeutics PLC*	31,056	1,900,317
Merck & Co., Inc.	45,220	3,628,453

		12,011,354

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	17

Schedule of Investments (continued)

as of July 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 2.0%
Old Dominion Freight Line, Inc.	9,175	$1,677,373
Uber Technologies, Inc.*	22,610	684,179
Union Pacific Corp.	20,472	3,548,821

		5,910,373

Semiconductors & Semiconductor Equipment 7.2%
Broadcom, Inc.	4,409	1,396,551
KLA Corp.	12,485	2,494,878
Lam Research Corp.	1,996	752,811
Monolithic Power Systems, Inc.	9,239	2,448,427
NVIDIA Corp.	21,030	8,929,128
QUALCOMM, Inc.	17,360	1,833,390
SolarEdge Technologies, Inc.*(a)	4,085	715,283
Teradyne, Inc.	27,042	2,405,656

		20,976,124

Software 15.5%
Adobe, Inc.*	19,207	8,534,054
Cadence Design Systems, Inc.*	9,536	1,041,808
Coupa Software, Inc.*	7,415	2,272,327
DocuSign, Inc.*	3,775	818,533
Fair Isaac Corp.*	1,674	735,204
Microsoft Corp.	84,275	17,277,218
Oracle Corp.	47,640	2,641,638
Paycom Software, Inc.*(a)	2,429	690,735
salesforce.com, Inc.*	19,752	3,848,677
ServiceNow, Inc.*	4,842	2,126,607
Splunk, Inc.*	3,393	711,919
Synopsys, Inc.*	13,259	2,641,458
Trade Desk, Inc. (The) (Class A Stock)*(a)	2,082	939,648
Zoom Video Communications, Inc. (Class A Stock)*	2,762	701,300

		44,981,126

Specialty Retail 3.0%
Home Depot, Inc. (The)	13,545	3,596,062
Lowe’s Cos., Inc.	27,975	4,165,757
Tractor Supply Co.	6,413	915,392

		8,677,211

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	51,246	$21,781,600
Dell Technologies, Inc. (Class C Stock)*	13,430	803,517

		22,585,117

Textiles, Apparel & Luxury Goods 2.2%
Kering SA (France)	3,003	1,723,041
Lululemon Athletica, Inc.*	14,103	4,591,796

		6,314,837

TOTAL LONG-TERM INVESTMENTS (cost $166,226,870)		286,935,348

SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	3,526,279	3,526,279
PGIM Institutional Money Market Fund (cost $6,244,777; includes $6,235,228 of cash collateral for securities on loan)(b)(w)	6,252,833	6,252,207

TOTAL SHORT-TERM INVESTMENTS (cost $9,771,056)		9,778,486

TOTAL INVESTMENTS 102.2% (cost $175,997,926)		296,713,834
Liabilities in excess of other assets (2.2)%		(6,510,073)

NET ASSETS 100.0%		$290,203,761

Below is a list of the abbreviation(s) used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,144,201; cash collateral of $6,235,228 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	19

Schedule of Investments (continued)

as of July 31, 2020

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$2,220,385	$—	$—
Automobiles	10,023,905	—	—
Beverages	1,656,824	—	—
Biotechnology	11,294,129	—	—
Building Products	719,779	—	—
Capital Markets	6,292,538	—	—
Chemicals	1,654,428	—	—
Containers & Packaging	734,703	—	—
Distributors	1,231,013	—	—
Electrical Equipment	2,297,201	—	—
Entertainment	7,317,556	—	—
Equity Real Estate Investment Trusts (REITs)	2,233,501	—	—
Food & Staples Retailing	2,980,294	—	—
Health Care Equipment & Supplies	8,469,136	—	—
Health Care Providers & Services	8,737,223	—	—
Health Care Technology	1,525,511	—	—
Household Products	3,717,769	—	—
Insurance	715,435	—	—
Interactive Media & Services	23,018,081	—	—
Internet & Direct Marketing Retail	26,419,160	—	—
IT Services	30,358,612	4,839,215	—
Machinery	701,328	—	—
Media	3,351,240	—	—
Multiline Retail	2,970,240	—	—
Pharmaceuticals	12,011,354	—	—
Road & Rail	5,910,373	—	—
Semiconductors & Semiconductor Equipment	20,976,124	—	—
Software	44,981,126	—	—
Specialty Retail	8,677,211	—	—
Technology Hardware, Storage & Peripherals	22,585,117	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$4,591,796	$1,723,041	$—
Affiliated Mutual Funds	9,778,486	—	—

Total	$290,151,578	$6,562,256	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Software	15.5%
IT Services	12.1
Internet & Direct Marketing Retail	9.1
Interactive Media & Services	7.9
Technology Hardware, Storage & Peripherals	7.8
Semiconductors & Semiconductor Equipment	7.2
Pharmaceuticals	4.1
Biotechnology	3.9
Automobiles	3.5
Affiliated Mutual Funds (2.1% represents investments purchased with collateral from securities on loan)	3.3
Health Care Providers & Services	3.0
Specialty Retail	3.0
Health Care Equipment & Supplies	2.9
Entertainment	2.5
Textiles, Apparel & Luxury Goods	2.2
Capital Markets	2.2
Road & Rail	2.0
Household Products	1.3

Media	1.2%
Food & Staples Retailing	1.0
Multiline Retail	1.0
Electrical Equipment	0.8
Equity Real Estate Investment Trusts (REITs)	0.8
Aerospace & Defense	0.8
Beverages	0.6
Chemicals	0.6
Health Care Technology	0.5
Distributors	0.4
Containers & Packaging	0.3
Building Products	0.3
Insurance	0.2
Machinery	0.2

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	21

Schedule of Investments (continued)

as of July 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$6,144,201	$(6,144,201)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities

as of July 31, 2020

Assets
Investments at value, including securities on loan of $6,144,201:
Unaffiliated investments (cost $166,226,870)	$286,935,348
Affiliated investments (cost $9,771,056)	9,778,486
Foreign currency, at value (cost $1,329,200)	1,327,510
Receivable for investments sold	274,087
Dividends receivable	78,578
Tax reclaim receivable	29,146
Receivable for Fund shares sold	20,161
Prepaid expenses and other assets	7,541

Total Assets	298,450,857

Liabilities
Payable to broker for collateral for securities on loan	6,235,228
Payable for investments purchased	1,327,510
Payable for Fund shares reacquired	256,149
Management fee payable	164,916
Accrued expenses and other liabilities	158,016
Distribution fee payable	64,660
Affiliated transfer agent fee payable	39,497
Trustees’ fees payable	1,120

Total Liabilities	8,247,096

Net Assets	$290,203,761

Net assets were comprised of:
Shares of beneficial interest, at par	$17,297
Paid-in capital in excess of par	142,627,056
Total distributable earnings (loss)	147,559,408

Net assets, July 31, 2020	$290,203,761

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	23

Statement of Assets and Liabilities

as of July 31, 2020

Class A
Net asset value and redemption price per share, ($274,044,449 ÷ 16,194,736 shares of beneficial interest issued and outstanding)	$16.92
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.90

Class C
Net asset value, offering price and redemption price per share, ($9,768,421 ÷ 725,842 shares of beneficial interest issued and outstanding)	$13.46

Class Z
Net asset value, offering price and redemption price per share, ($6,312,693 ÷ 371,707 shares of beneficial interest issued and outstanding)	$16.98

Class R6
Net asset value, offering price and redemption price per share, ($78,198 ÷ 4,604 shares of beneficial interest issued and outstanding)	$16.98

See Notes to Financial Statements.

24

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $5,739 foreign withholding tax)	$1,925,630
Income from securities lending, net (including affiliated income of $40,821)	48,146
Affiliated dividend income	32,362

Total income	2,006,138

Expenses
Management fee	1,718,823
Distribution fee(a)	786,169
Transfer agent’s fees and expenses (including affiliated expense of $229,525)(a)	443,552
Custodian and accounting fees	79,438
Registration fees(a)	62,912
Shareholders’ reports	38,065
Audit fee	24,050
Legal fees and expenses	19,290
Trustees’ fees	14,317
Miscellaneous	22,326

Total expenses	3,208,942
Less: Fee waiver and/or expense reimbursement(a)	(34,590)
Distribution fee waiver(a)	(115,682)

Net expenses	3,058,670

Net investment income (loss)	(1,052,532)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $6,530)	28,642,891
Foreign currency transactions	9,384

28,652,275

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,854)	42,878,164
Foreign currencies	(1,972)

42,876,192

Net gain (loss) on investment and foreign currency transactions	71,528,467

Net Increase (Decrease) In Net Assets Resulting From Operations	$70,475,935

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	694,088	7,061	85,020	—	—
Transfer agent’s fees and expenses	422,949	8,262	8,269	3,977	95
Registration fees	12,208	9,075	14,129	13,904	13,596
Fee waiver and/or expense reimbursement	—	(13,946)	—	(7,087)	(13,557)
Distribution fee waiver	(115,682)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	25

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,052,532)	$(672,540)
Net realized gain (loss) on investment and foreign currency transactions	28,652,275	10,922,583
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	42,876,192	5,362,609

Net increase (decrease) in net assets resulting from operations	70,475,935	15,612,652

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,035,624)	(16,246,746)
Class B	(43,385)	(141,819)
Class C	(421,651)	(4,685,728)
Class Z	(185,174)	(424,868)
Class R6	(2,317)	(1,051)

	(9,688,151)	(21,500,212)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,128,291	7,221,290
Net asset value of shares issued in reinvestment of dividends and distributions	9,588,707	21,290,091
Cost of shares reacquired	(31,515,007)	(27,685,368)

Net increase (decrease) in net assets from Fund share transactions	(14,798,009)	826,013

Total increase (decrease)	45,989,775	(5,061,547)

Net Assets:
Beginning of year	244,213,986	249,275,533

End of year	$290,203,761	$244,213,986

See Notes to Financial Statements.

26

Notes to Financial Statements

1.    Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Jennison Diversified Growth Fund	27

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end (other than exchange-traded mutual funds) funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

28

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the

PGIM Jennison Diversified Growth Fund	29

Notes to Financial Statements (continued)

difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

30

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being

PGIM Jennison Diversified Growth Fund	31

Notes to Financial Statements (continued)

furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% average daily net assets up to first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the year ended July 31, 2020.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class Z shares and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

32

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the year ended July 31, 2020, PIMS received $69,213 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended July 31, 2020, PIMS received $55 and $202 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief

PGIM Jennison Diversified Growth Fund	33

Notes to Financial Statements (continued)

Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended July 31, 2020, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2020, were $362,934,858 and $388,730,341, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2020, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Core Ultra Short Bond Fund*
$1,940,962	$29,163,196	$27,577,879	$—	$—	$3,526,279	3,526,279	$32,362

PGIM Institutional Money Market Fund*
1,955,969	231,015,226	226,732,372	6,854	6,530	6,252,207	6,252,833	40,821	**

$3,896,931	$260,178,422	$254,310,251	$6,854	$6,530	$9,778,486		$73,183

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6.    Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2020, the tax character of dividends paid by the Fund was $9,688,151 of long-term capital gains. For the year ended July 31, 2019, the tax character of dividends paid by the Fund were $8,020,741 of ordinary income and $13,479,471 of long-term capital gains.

As of July 31, 2020, the accumulated undistributed earnings on a tax basis were $3,507,284 of ordinary income and $23,470,942 of long-term capital gains.

34

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2020 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$176,132,652	$120,640,664	$(59,482)	$120,581,182

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of July 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	7,959	0.1%
Class R6	995	21.6%

PGIM Jennison Diversified Growth Fund	35

Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	23.2%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2020:
Shares sold	388,535	$5,342,754
Shares issued in reinvestment of dividends and distributions	660,022	8,949,896
Shares reacquired	(1,995,926)	(27,479,292)

Net increase (decrease) in shares outstanding before conversion	(947,369)	(13,186,642)
Shares issued upon conversion from other share class(es)	130,122	1,837,962
Shares reacquired upon conversion into other share class(es)	(103,246)	(1,421,775)

Net increase (decrease) in shares outstanding	(920,493)	$(12,770,455)

Year ended July 31, 2019:
Shares sold	405,843	$5,121,454
Shares issued in reinvestment of dividends and distributions	1,368,750	16,082,820
Shares reacquired	(1,645,139)	(21,255,240)

Net increase (decrease) in shares outstanding before conversion	129,454	(50,966)
Shares issued upon conversion from other share class(es)	2,905,640	38,026,887
Shares reacquired upon conversion into other share class(es)	(258,077)	(3,639,999)

Net increase (decrease) in shares outstanding	2,777,017	$34,335,922

Class B
Period ended June 26, 2020*:
Shares sold	1,172	$12,226
Shares issued in reinvestment of dividends and distributions	3,932	42,350
Shares reacquired	(6,717)	(73,157)

Net increase (decrease) in shares outstanding before conversion	(1,613)	(18,581)
Shares reacquired upon conversion into other share class(es)	(90,208)	(1,030,211)

Net increase (decrease) in shares outstanding	(91,821)	$(1,048,792)

Year ended July 31, 2019:
Shares sold	6,261	$64,869
Shares issued in reinvestment of dividends and distributions	14,643	139,545
Shares reacquired	(19,135)	(203,886)

Net increase (decrease) in shares outstanding before conversion	1,769	528
Shares reacquired upon conversion into other share class(es)	(47,436)	(495,138)

Net increase (decrease) in shares outstanding	(45,667)	$(494,610)

36

Class C	Shares	Amount
Year ended July 31, 2020:
Shares sold	89,526	$968,739
Shares issued in reinvestment of dividends and distributions	38,510	416,674
Shares reacquired	(130,990)	(1,373,067)

Net increase (decrease) in shares outstanding before conversion	(2,954)	12,346
Shares reacquired upon conversion into other share class(es)	(73,251)	(808,070)

Net increase (decrease) in shares outstanding	(76,205)	$(795,724)

Year ended July 31, 2019:
Shares sold	158,179	$1,590,798
Shares issued in reinvestment of dividends and distributions	486,308	4,658,833
Shares reacquired	(517,777)	(5,502,741)

Net increase (decrease) in shares outstanding before conversion	126,710	746,890
Shares reacquired upon conversion into other share class(es)	(3,533,827)	(37,659,019)

Net increase (decrease) in shares outstanding	(3,407,117)	$(36,912,129)

Class Z
Year ended July 31, 2020:
Shares sold	55,824	$799,028
Shares issued in reinvestment of dividends and distributions	13,059	177,470
Shares reacquired	(193,214)	(2,589,479)

Net increase (decrease) in shares outstanding before conversion	(124,331)	(1,612,981)
Shares issued upon conversion from other share class(es)	103,035	1,422,094

Net increase (decrease) in shares outstanding	(21,296)	$(190,887)

Year ended July 31, 2019:
Shares sold	30,834	$404,392
Shares issued in reinvestment of dividends and distributions	34,710	407,842
Shares reacquired	(57,220)	(723,501)

Net increase (decrease) in shares outstanding before conversion	8,324	88,733
Shares issued upon conversion from other share class(es)	266,760	3,767,269

Net increase (decrease) in shares outstanding	275,084	$3,856,002

Class R6
Year ended July 31, 2020:
Shares sold	414	$5,544
Shares issued in reinvestment of dividends and distributions	170	2,317
Shares reacquired	(1)	(12)

Net increase (decrease) in shares outstanding	583	$7,849

Year ended July 31, 2019:
Shares sold	3,065	$39,777
Shares issued in reinvestment of dividends and distributions	89	1,051

Net increase (decrease) in shares outstanding	3,154	$40,828

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “RICs”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital

PGIM Jennison Diversified Growth Fund	37

Notes to Financial Statements (continued)

share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the RICs in the SCA equitably.

The Fund utilized the SCA during the year ended July 31, 2020. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $297,000, borrowed at a weighted average interest rate of 2.96%. The maximum loan outstanding amount during the period was $464,000. At July 31, 2020, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

38

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM Jennison Diversified Growth Fund	39

Financial Highlights

Class A Shares
	Year Ended July 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.39	$13.79	$12.79	$11.03	$12.01
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.02)	0.03	0.04	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.14	0.80	2.35	2.09	(0.19)
Total from investment operations	4.08	0.78	2.38	2.13	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	-	(0.01)	(0.02)	(0.06)	(0.03)
Distributions from net realized gains	(0.55)	(1.17)	(1.36)	(0.31)	(0.82)
Total dividends and distributions	(0.55)	(1.18)	(1.38)	(0.37)	(0.85)
Net asset value, end of year	$16.92	$13.39	$13.79	$12.79	$11.03
Total Return(b):	31.47%	6.93%	19.90%	19.78%	(0.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$274,044	$229,202	$197,689	$179,539	$166,997
Average net assets (000)	$231,363	$199,190	$190,178	$169,500	$167,524
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.22%	1.23%	1.20%	1.24%	1.28%
Expenses before waivers and/or expense reimbursement	1.27%	1.28%	1.25%	1.29%	1.33%
Net investment income (loss)	(0.40)%	(0.18)%	0.24%	0.38%	0.52%
Portfolio turnover rate(e)	149%	125%	185%	181%	246%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class C Shares
	Year Ended July 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.84	$11.49	$10.93	$9.49	$10.49
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(0.10)	(0.06)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.31	0.62	1.98	1.79	(0.16)
Total from investment operations	3.17	0.52	1.92	1.75	(0.18)
Less Dividends and Distributions:
Distributions from net realized gains	(0.55)	(1.17)	(1.36)	(0.31)	(0.82)
Net asset value, end of year	$13.46	$10.84	$11.49	$10.93	$9.49
Total Return(b):	30.34%	5.95%	18.92%	18.90%	(1.51)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,768	$8,698	$48,373	$49,609	$48,858
Average net assets (000)	$8,502	$34,180	$50,985	$48,525	$49,288
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.04%	2.01%	1.92%	1.99%	2.03%
Expenses before waivers and/or expense reimbursement	2.04%	2.01%	1.92%	1.99%	2.03%
Net investment income (loss)	(1.22)%	(0.91)%	(0.49)%	(0.36)%	(0.23)%
Portfolio turnover rate(e)	149%	125%	185%	181%	246%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	41

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,		September 27, 2017(a) through July 31, 2018
	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.01	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.15	0.80	2.29
Total from investment operations	4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-	(0.04)	(0.02)
Distributions from net realized gains	(0.55)	(1.17)	(1.36)
Total dividends and distributions	(0.55)	(1.21)	(1.38)
Net asset value, end of period	$16.98	$13.41	$13.81
Total Return(c):	31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,313	$5,270	$1,628
Average net assets (000)	$4,915	$4,485	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	1.14%	1.15%	5.77	%(e)
Net investment income (loss)	(0.18)%	0.05%	0.70	%(e)
Portfolio turnover rate(f)	149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R6 Shares
	Year Ended July 31,		September 27, 2017(a) through July 31, 2018
	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.15	0.82	2.33
Total from investment operations	4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-	(0.04)	(0.02)
Distributions from net realized gains	(0.55)	(1.17)	(1.36)
Total dividends and distributions	(0.55)	(1.21)	(1.38)
Net asset value, end of period	$16.98	$13.41	$13.81
Total Return(c):	31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$78	$54	$12
Average net assets (000)	$61	$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	23.28%	77.09%	283.30	%(e)
Net investment income (loss)	(0.19)%	(0.10)%	0.36	%(e)
Portfolio turnover rate(f)	149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	43

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM Jennison Diversified Growth Fund and Board of Trustees Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Jennison Diversified Growth Fund, a series of Prudential Investment Portfolios 5, (the Fund), including the schedule of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 16, 2020

44

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Diversified Growth Fund	45

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2020, the Fund reported the maximum amount allowed per share but not less than $0.55 per share for Class A, B, C, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

In January 2021, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2020.

46

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Jennison Diversified Growth Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 1945 Board Member Portfolios Overseen: 95	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Jennison Diversified Growth Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Vice President and Corporate Counsel (since January 2005) of Prudential; Chief Legal Officer of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

PGIM Jennison Diversified Growth Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 1958 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Diversified Growth Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

[1]	PGIM Jennison Diversified Growth Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2019 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

Visit our website at pgim.com/investments

expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertion that the Fund’s exposure to less aggressive growth stocks was out of favor during 2019, as higher-growth stocks outperformed, contributing to underperformance.

•

The Board also considered that in 2017, the Fund changed its investment process to optimize its portfolio to the Russell 1000 Growth Index and that previously, the Fund was optimized to the S&P 500 Index, which led to periods of underperformance during periods when growth investing was favored. In 2018, its first calendar year since modification, the fund outperformed its benchmark. The Board further considered that the Fund outperformed its benchmark and performed in the second quartile (30th percentile) of its Peer Universe during the fourth quarter of 2019.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.00% for Class R6 shares, and 1.00% for Class Z shares through November 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund’s investment team time to develop a longer performance record under the new optimization process and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Diversified Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	TBDAX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V302	74440V690	74440V716

MF503E

PGIM JENNISON RISING DIVIDEND FUND

ANNUAL REPORT

JULY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2020.

During the first half of the period, the global economy remained healthy—particularly in the US—fueled by rising corporate profits and strong job growth. The outlook changed dramatically in March as the coronavirus outbreak quickly and substantially shut down economic activity worldwide, leading to significant job losses and a steep decline in global growth and earnings. Responding to this disruption, the Federal Reserve (the Fed) cut the federal funds rate target to near zero and flooded capital markets with liquidity; and Congress passed stimulus bills worth approximately $3 trillion that offered an economic lifeline to consumers and businesses.

While stocks climbed throughout the first half of the period, they fell significantly in March amid a spike in volatility, ending the 11-year-long equity bull market. With stores and factories closing and consumers staying at home to limit the spread of the virus, investors sold stocks on fears that corporate earnings would take a serious hit. As states reopened their economies in the spring and early summer, a strong equity market rally helped large-cap US and emerging market stocks post gains during the period, while US small caps and stocks in developed foreign markets declined.

The bond market overall—including US and global bonds as well as emerging market debt—rose during the period as investors sought safety in fixed income. A significant rally in interest rates pushed the 10-year US Treasury yield down to a record low. In March, the Fed took several aggressive actions to keep the bond markets running smoothly, restarting many of the relief programs that proved to be successful in helping end the global financial crisis in 2008-09.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

September 15, 2020

PGIM Jennison Rising Dividend Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	5 Years (%)	Since Inception (%)
Class A
(with sales charges)	0.4	6.62	7.44 (3/5/14)
(without sales charges)	6.24	7.83	8.40 (3/5/14)
Class C
(with sales charges)	4.45	7.03	7.61 (3/5/14)
(without sales charges)	5.45	7.03	7.61 (3/5/14)
Class Z
(without sales charges)	6.46	8.10	8.68 (3/5/14)
Class R6
(without sales charges)	6.54	N/A	8.87 (9/27/17)
S&P 500 Index
	11.95	11.48	—

Average Annual Total Returns as of 7/31/20 Since Inception (%)
	Class A, C, Z (3/5/14)	Class R6 (9/27/17)
S&P 500 Index	11.44	11.83

4	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class Z shares (March 5, 2014) and the account values at the end of the current fiscal year (July 31, 2020), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

PGIM Jennison Rising Dividend Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

6	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.1%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2.8%
AstraZeneca PLC (United Kingdom), ADR	Pharmaceuticals	2.5%
D.R. Horton, Inc.	Household Durables	2.5%
Abbott Laboratories	Health Care Equipment & Supplies	2.4%
Deere & Co.	Machinery	2.4%
Intuit, Inc.	Software	2.3%
Equinix, Inc.	Equity Real Estate Investment Trusts (REITs)	2.2%
FMC Corp.	Chemicals	2.1%
ASML Holding NV (Netherlands)	Semiconductors & Semiconductor Equipment	2.1%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison Rising Dividend Fund	7

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Rising Dividend Fund’s Class Z shares returned 6.46% in the 12-month period that ended July 31, 2020, underperforming the 11.95% return of the S&P 500 Index (the Index).

What was the market environment?

•

US equity markets gained modestly in the third quarter of 2019, despite volatility over US-China trade discord. Investors initially appeared relieved that no additional tariff increases had been announced or implemented. The respite was short-lived, however, as fears reignited amid the lack of tangible progress in trade negotiations, followed by new threats and escalating rhetoric.

•

The Federal Reserve’s (the Fed’s) rate cut in late October 2019 boosted stocks globally during the fourth quarter of 2019. The US economy remained near full employment, but the benign inflation outlook allowed for a 25-basis-point reduction in the federal funds rate to help offset uncertainty about ongoing US-China trade negotiations. (A basis point is 1/100th of a percentage point.)

•

The first quarter of 2020 was one of the most disconcerting periods in recent history, as the devastating COVID-19 outbreak spread rapidly around the globe, disrupting markets and daily life virtually everywhere. US equities gained early in 2020, as the US and China signed their Phase One trade agreement in late January and stocks hit an all-time high in mid-February. On March 11, COVID-19 was declared a pandemic, and US equities tumbled into bear market territory—a peak-to-trough drop of more than 30% in only 25 trading days. Policy makers responded to the collapse in asset prices with historic actions on both monetary and fiscal fronts.

•

After falling 19.60% during the first quarter of 2020—the worst quarterly decline on record—the S&P 500 Index staged one of its biggest comebacks ever in the second quarter, sharply rebounding 20.54%. All eleven sectors in the Index advanced in the quarter, with consumer discretionary, information technology, and energy all rising more than 30%. Utilities lagged the group, while consumer staples posted solid, high, single-digit gains. Financials also lagged relative to their sector peers but still managed to post low double-digit gains in the quarter.

•

For the entire reporting period, eight of the 11 sectors in the Index were positive, with four producing double-digit gains. Information technology, consumer discretionary, health care, and communication services drove the Index’s gains, while energy was the worst-performing sector, declining nearly 39%. Financials and industrials also lagged.

8	Visit our website at pgim.com/investments

What worked?

Stock selection among pharmaceuticals, aerospace & defense, and technology hardware storage & peripherals firms drove the majority of relative performance. Overweight positions among homebuilders and semiconductor equipment firms also added to returns.

•

With its huge installed base, information technology company Apple Inc. benefited from rapid growth in service business subscriptions, a key source of recurring revenue. Jennison believes the upcoming product cycle may provide robust revenue and profit growth for Apple when it ultimately commences. In the second quarter of 2020, Apple announced that it will begin replacing Intel processors in Mac personal computers with chips designed in house, potentially enhancing its gross margins.

•

The increased demand for cloud storage led to robust data center spending by chipmaker Nvidia Corp.’s largest customers. In April, Nvidia acquired Mellanox Technologies Ltd., which provides solutions to deliver data faster to data-sensitive applications. This acquisition could enhance Nvidia’s functionality and potentially lead to further market share gains in the data center space.

•

As millions of people around the world began working from home, the advantage of housing mission-critical software applications and services in the cloud became uncontestable. In addition to a strong and stable enterprise business, Microsoft Corp.’s differentiated hybrid cloud strategy led to an increase in its share of technology capital spending. Its Azure cloud business hosts Microsoft software, as well as hundreds of cloud-native applications that Microsoft customers or third parties create. The company’s Teams collaboration platform also benefited from increased work-from-home requirements.

What didn’t work?

Overweight allocations among midstream infrastructure, oil & gas, storage & transportation, and internet & direct marketing retail companies were among the primary detractors from relative performance over the reporting period. Additionally, stock selection among data processing & outsourced services and movies & entertainment firms also weighed on relative performance.

•

Truist Financial Corp., an American bank holding company headquartered in Charlotte, NC, was formed in December 2019 when BB&T Corp. and SunTrust Banks Corp. merged. Shares of Truist fell sharply during the period, as the firm continued to weather ongoing economic challenges related to the COVID-19 pandemic. In particular, the company set aside $893 million to its loan-loss provision in the first quarter of 2020 and another $844 million in the second quarter.

•	PNC Financial Services Group is one of the largest diversified financial services companies in the US that, in Jennison’s view, is a well-managed commercial and retail

PGIM Jennison Rising Dividend Fund	9

Strategy and Performance Overview (continued)

bank that took advantage of the global financial crisis in 2007-08 to grow significantly through acquisitions and is now starting to benefit from that strategy. Despite PNC’s weak share price during the period, partially related to the fallout from the pandemic, Jennison continues to favor the stock because of the firm’s diversified mix of non-interest revenue that provides stability, as well as an expectation for further loan and fee growth improvement.

•

AvalonBay Communities Inc. is a residential real estate investment trust that invests in apartments. Its shares performed poorly, as the company was negatively impacted by COVID-19-related issues such as rent collections. In addition, the company reported weak first-quarter 2020 earnings per share, which hurt investor sentiment.

Current outlook

•

As global equity markets rebounded sharply in the second quarter of 2020, investors looked beyond the near-term uncertainties of the pandemic-induced recession toward hope for an economic reopening and the prospect of a vaccine to help drive a longer-term recovery. Central banks and governments around the world also unleashed unprecedented stimulus, which buoyed consumers, prevented further economic crippling, and helped fuel investors’ optimism.

•

Aside from these massive monetary and fiscal measures, Jennison believes that a key factor in the economic recovery is further advancement in medical science/technology, resulting in the development of a COVID-19 vaccine. Improved treatment options have helped slow death rates from the disease. While it’s unclear when a vaccine and/or further treatments will be available, Jennison thinks it’s conceivable that some type of vaccine could be approved by the end of 2020 or early 2021, as intellectual capital continues to be marshalled worldwide to solve the problem and help society return to “normal.”

•

Jennison continues to believe its fundamental, bottom-up investment approach is well-suited for today’s environment. Jennison’s focus remains on companies with solid, free-cash-flow growth that can support above-average dividend growth over the next several years. After stress-testing its internal models, Jennison believes that most of the stocks in the Fund should be able to continue paying dividends. However, Jennison is tempering expectations of dividend growth during this pandemic, as companies prudently work to build larger cash cushions. The biggest variable to future dividend growth will be the pace of economic recovery and reopening, in Jennison’s view. While fears of dividend cuts were generally worse than what occurred during the reporting period, Jennison believes companies that have adapted their business models should be successful in getting through this pandemic.

10	Visit our website at pgim.com/investments

•

With market volatility likely to persist in the months ahead, dividend-paying stocks should remain attractive in this “lower-for-longer” interest rate environment, a trend that could continue for some time, in Jennison’s view.

•

Overall, Jennison focuses on high-quality, attractively valued companies with an ability to sustain and/or increase their dividends, which should result in lower turnover and lower beta relative to the broader market over time. As such, Jennison remains vigilant but patient for its thesis to play out.

PGIM Jennison Rising Dividend Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

12	Visit our website at pgim.com/investments

the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$982.40	1.24%	$6.11
	Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22
Class C	Actual	$1,000.00	$979.40	1.99%	$9.79
	Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Class Z	Actual	$1,000.00	$983.90	0.99%	$4.88
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
Class R6	Actual	$1,000.00	$984.60	0.99%	$4.89
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2020, and divided by the 366 days in the Fund’s fiscal year ended July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Rising Dividend Fund	13

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 2.0%
Lockheed Martin Corp.	737	$279,301
Northrop Grumman Corp.	844	274,308

		553,609

Banks 6.4%
Bank of America Corp.	12,134	301,894
Citigroup, Inc.	8,545	427,335
JPMorgan Chase & Co.	5,073	490,255
PNC Financial Services Group, Inc. (The)	5,247	559,698

		1,779,182

Beverages 2.6%
Constellation Brands, Inc. (Class A Stock)	2,296	409,147
PepsiCo, Inc.	2,147	295,556

		704,703

Capital Markets 4.0%
Goldman Sachs Group, Inc. (The)	2,966	587,150
KKR & Co., Inc.(a)	14,717	520,540

		1,107,690

Chemicals 2.1%
FMC Corp.	5,561	589,744

Consumer Finance 0.9%
American Express Co.	2,765	258,030

Containers & Packaging 1.3%
Avery Dennison Corp.	3,246	367,902

Diversified Consumer Services 1.0%
Service Corp. International	6,063	262,892

Diversified Telecommunication Services 2.1%
Cogent Communications Holdings, Inc.	6,347	571,928

Electric Utilities 0.6%
Edison International	3,151	175,416

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	15

Schedule of Investments  (continued)

as of July 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.7%
CDW Corp.	1,538	$178,792

Entertainment 1.4%
Walt Disney Co. (The)	3,289	384,616

Equity Real Estate Investment Trusts (REITs) 5.3%
Alexandria Real Estate Equities, Inc.	1,105	196,193
Crown Castle International Corp.	1,412	235,380
Equinix, Inc.	774	607,962
SBA Communications Corp.	1,349	420,267

		1,459,802

Food & Staples Retailing 1.7%
Sysco Corp.	4,607	243,480
Walmart, Inc.	1,811	234,343

		477,823

Food Products 0.5%
Hershey Co. (The)	892	129,706

Health Care Equipment & Supplies 4.3%
Abbott Laboratories	6,538	657,984
Stryker Corp.	2,777	536,794

		1,194,778

Health Care Providers & Services 1.7%
Humana, Inc.	1,179	462,698

Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	1,291	250,815
Six Flags Entertainment Corp.	14,938	259,772

		510,587

Household Durables 4.2%
D.R. Horton, Inc.	10,229	676,751
KB Home	5,043	169,646
Toll Brothers, Inc.	8,014	306,135

		1,152,532

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 1.1%
Reynolds Consumer Products, Inc.	8,930	$304,156

Industrial Conglomerates 0.9%
Honeywell International, Inc.	1,602	239,291

Insurance 1.6%
Marsh & McLennan Cos., Inc.	3,892	453,807

IT Services 1.9%
Mastercard, Inc. (Class A Stock)	1,673	516,171

Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	956	395,736

Machinery 2.4%
Deere & Co.	3,714	654,815

Metals & Mining 1.1%
Newmont Corp.	4,470	309,324

Multi-Utilities 2.2%
CenterPoint Energy, Inc.	13,641	259,315
Dominion Energy, Inc.	2,133	172,837
Sempra Energy	1,513	188,308

		620,460

Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	5,203	436,740
Concho Resources, Inc.	6,217	326,641
Enbridge, Inc. (Canada)	11,219	359,008
Williams Cos., Inc. (The)	23,930	457,781

		1,580,170

Pharmaceuticals 6.7%
AstraZeneca PLC (United Kingdom), ADR	12,516	698,143
Bristol-Myers Squibb Co.	4,434	260,099
Eli Lilly & Co.	2,946	442,754
Zoetis, Inc.	2,874	435,928

		1,836,924

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	17

Schedule of Investments (continued)

as of July 31, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 5.1%
Norfolk Southern Corp.	2,947	$566,443
TFI International, Inc. (Canada)	10,054	436,243
Union Pacific Corp.	2,288	396,625

		1,399,311

Semiconductors & Semiconductor Equipment 10.6%
ASML Holding NV (Netherlands)	1,665	588,944
Intel Corp.	3,297	157,366
Lam Research Corp.	1,304	491,817
NVIDIA Corp.	1,022	433,931
QUALCOMM, Inc.	7,345	775,705
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	6,206	489,591

		2,937,354

Software 4.2%
Intuit, Inc.	2,035	623,463
Microsoft Corp.	2,660	545,326

		1,168,789

Specialty Retail 1.9%
Home Depot, Inc. (The)	1,945	516,378

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	2,691	1,143,783

Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc. (Class B Stock)	5,093	497,128

Tobacco 0.9%
Altria Group, Inc.	6,147	252,949

TOTAL LONG-TERM INVESTMENTS (cost $21,575,449)		27,148,976

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	437,814	437,814

See Notes to Financial Statements.

18

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $516,925; includes $516,564 of cash collateral for securities on loan)(b)(w)	516,977	$516,925

TOTAL SHORT-TERM INVESTMENTS (cost $954,739)		954,739

TOTAL INVESTMENTS 101.8% (cost $22,530,188)		28,103,715
Liabilities in excess of other assets (1.8)%		(496,091)

NET ASSETS 100.0%		$27,607,624

Below is a list of the abbreviation(s) used in the annual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $505,791; cash collateral of $516,564 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$553,609	$—	$—
Banks	1,779,182	—	—
Beverages	704,703	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	19

Schedule of Investments (continued)

as of July 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Capital Markets	$1,107,690	$—	$—
Chemicals	589,744	—	—
Consumer Finance	258,030	—	—
Containers & Packaging	367,902	—	—
Diversified Consumer Services	262,892	—	—
Diversified Telecommunication Services	571,928	—	—
Electric Utilities	175,416	—	—
Electronic Equipment, Instruments & Components	178,792	—	—
Entertainment	384,616	—	—
Equity Real Estate Investment Trusts (REITs)	1,459,802	—	—
Food & Staples Retailing	477,823	—	—
Food Products	129,706	—	—
Health Care Equipment & Supplies	1,194,778	—	—
Health Care Providers & Services	462,698	—	—
Hotels, Restaurants & Leisure	510,587	—	—
Household Durables	1,152,532	—	—
Household Products	304,156	—	—
Industrial Conglomerates	239,291	—	—
Insurance	453,807	—	—
IT Services	516,171	—	—
Life Sciences Tools & Services	395,736	—	—
Machinery	654,815	—	—
Metals & Mining	309,324	—	—
Multi-Utilities	620,460	—	—
Oil, Gas & Consumable Fuels	1,580,170	—	—
Pharmaceuticals	1,836,924	—	—
Road & Rail	1,399,311	—	—
Semiconductors & Semiconductor Equipment	2,937,354	—	—
Software	1,168,789	—	—
Specialty Retail	516,378	—	—
Technology Hardware, Storage & Peripherals	1,143,783	—	—
Textiles, Apparel & Luxury Goods	497,128	—	—
Tobacco	252,949	—	—
Affiliated Mutual Funds	954,739	—	—

Total	$28,103,715	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Semiconductors & Semiconductor Equipment	10.6%
Pharmaceuticals	6.7
Banks	6.4

Oil, Gas & Consumable Fuels	5.7%
Equity Real Estate Investment Trusts (REITs)	5.3
Road & Rail	5.1

See Notes to Financial Statements.

20

Industry Classification (continued):

Health Care Equipment & Supplies	4.3%
Software	4.2
Household Durables	4.2
Technology Hardware, Storage & Peripherals	4.1
Capital Markets	4.0
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	3.5
Beverages	2.6
Machinery	2.4
Multi-Utilities	2.2
Chemicals	2.1
Diversified Telecommunication Services	2.1
Aerospace & Defense	2.0
Specialty Retail	1.9
IT Services	1.9
Hotels, Restaurants & Leisure	1.9
Textiles, Apparel & Luxury Goods	1.8
Food & Staples Retailing	1.7
Health Care Providers & Services	1.7

Insurance	1.6%
Life Sciences Tools & Services	1.4
Entertainment	1.4
Containers & Packaging	1.3
Metals & Mining	1.1
Household Products	1.1
Diversified Consumer Services	1.0
Consumer Finance	0.9
Tobacco	0.9
Industrial Conglomerates	0.9
Electronic Equipment, Instruments & Components	0.7
Electric Utilities	0.6
Food Products	0.5

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$505,791	$(505,791)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	21

Statement of Assets and Liabilities

as of July 31, 2020

Assets
Investments at value, including securities on loan of $505,791:
Unaffiliated investments (cost $21,575,449)	$27,148,976
Affiliated investments (cost $954,739)	954,739
Receivable for Fund shares sold	100,652
Dividends receivable	23,103
Due from Manager	15,779

Total Assets	28,243,249

Liabilities
Payable to broker for collateral for securities on loan	516,564
Accrued expenses and other liabilities	76,016
Payable for Fund shares reacquired	38,249
Distribution fee payable	2,751
Affiliated transfer agent fee payable	1,142
Trustees’ fees payable	903

Total Liabilities	635,625

Net Assets	$27,607,624

Net assets were comprised of:
Shares of beneficial interest, at par	$ 1,991
Paid-in capital in excess of par	22,949,436
Total distributable earnings (loss)	4,656,197

Net assets, July 31, 2020	$27,607,624

See Notes to Financial Statements.

22

Class A
Net asset value, offering price and redemption price per share, ($7,269,019 ÷ 524,418 shares of beneficial interest issued and outstanding)	$13.86
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.67

Class C
Net asset value, offering price and redemption price per share, ($1,497,541 ÷ 108,417 shares of beneficial interest issued and outstanding)	$13.81

Class Z
Net asset value, offering price and redemption price per share, ($18,828,334 ÷ 1,357,131 shares of beneficial interest issued and outstanding)	$13.87

Class R6
Net asset value, offering price and redemption price per share, ($12,730 ÷ 918 shares of beneficial interest issued and outstanding)	$13.87

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	23

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $6,565 foreign withholding tax)	$ 429,780
Affiliated dividend income	10,188
Affiliated income from securities lending, net	556

Total income	440,524

Expenses
Management fee	165,106
Distribution fee(a)	36,937
Registration fees(a)	62,439
Custodian and accounting fees	60,756
Transfer agent’s fees and expenses (including affiliated expense of $6,701)(a)	24,490
Audit fee	24,050
Shareholders’ reports	20,814
Legal fees and expenses	18,024
Trustees’ fees	10,902
Miscellaneous	18,971

Total expenses	442,489
Less: Fee waiver and/or expense reimbursement(a)	(194,642)
Distribution fee waiver(a)	(3,304)

Net expenses	244,543

Net investment income (loss)	195,981

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(327))	(679,863)
Foreign currency transactions	12

(679,851)

Net change in unrealized appreciation (depreciation) on investments	2,525,796

Net gain (loss) on investment and foreign currency transactions	1,845,945

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,041,926

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	19,824	17,113	—	—
Registration fees	15,648	15,248	16,871	14,672
Transfer agent’s fees and expenses	10,878	2,314	11,255	43
Fee waiver and/or expense reimbursement	(61,192)	(26,752)	(91,920)	(14,778)
Distribution fee waiver	(3,304)	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 195,981	$ 154,382
Net realized gain (loss) on investment and foreign currency transactions	(679,851)	726,462
Net change in unrealized appreciation (depreciation) on investments	2,525,796	358,983

Net increase (decrease) in net assets resulting from operations	2,041,926	1,239,827

Dividends and Distributions
Distributions from distributable earnings
Class A	(245,030)	(400,210)
Class C	(58,819)	(144,172)
Class Z	(421,262)	(706,047)
Class R6	(489)	(942)

	(725,600)	(1,251,371)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	19,789,268	2,264,252
Net asset value of shares issued in reinvestment of dividends and distributions	723,189	1,245,996
Cost of shares reacquired	(10,597,936)	(1,792,582)

Net increase (decrease) in net assets from Fund share transactions	9,914,521	1,717,666

Total increase (decrease)	11,230,847	1,706,122

Net Assets:
Beginning of year	16,376,777	14,670,655

End of year	$ 27,607,624	$16,376,777

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	25

Notes to Financial Statements

1.    Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

26

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end (other than exchange-traded mutual funds) funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be

PGIM Jennison Rising Dividend Fund	27

Notes to Financial Statements (continued)

sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes

28

recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received

PGIM Jennison Rising Dividend Fund	29

Notes to Financial Statements (continued)

from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and

30

supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.775% on average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% of the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.775% for the year ended July 31, 2020.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Jennison Rising Dividend Fund	31

Notes to Financial Statements (continued)

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the year ended July 31, 2020, PIMS received $43,526 in front-end sales charges resulting from sales of Class A shares. Additionally, for the year ended July 31, 2020, PIMS received and $459 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

32

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the year ended July 31, 2020, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2020, were $31,446,385 and $22,326,755, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2020, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Core Ultra Short Bond Fund*
$263,449	$11,523,601	$11,349,236	$—	$—	$437,814	437,814	$10,188

PGIM Institutional Money Market Fund*
43	8,750,008	8,232,799	—	(327)	516,925	516,977	556	**

$263,492	$20,273,609	$19,582,035	$—	$(327)	$954,739		$10,744

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6.    Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2020, the tax character of dividends paid by the Fund were $187,878 of ordinary income and $537,722 of long-term capital gains. For the year ended July 31, 2019, the tax character of dividends paid by the Fund were $153,008 of ordinary income and $1,098,363 of long-term capital gains.

PGIM Jennison Rising Dividend Fund	33

Notes to Financial Statements (continued)

As of July 31, 2020, the accumulated undistributed earnings on a tax basis was $9,524 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2020 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$22,838,085	$5,832,170	$(566,540)	$5,265,630

The book basis differs from tax basis primarily due to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryfoward as of July 31, 2020 of approximately $241,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $378,000 as having been incurred in the following fiscal year (July 31, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

34

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of July 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	614,511	45.3%
Class R6	918	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	30.9%	2	48.1%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2020:
Shares sold	230,600	$ 3,116,733
Shares issued in reinvestment of dividends and distributions	17,727	242,686
Shares reacquired	(124,472)	(1,556,543)

Net increase (decrease) in shares outstanding before conversion	123,855	1,802,876
Shares issued upon conversion from other share class(es)	7,125	97,146
Shares reacquired upon conversion into other share class(es)	(4,636)	(60,012)

Net increase (decrease) in shares outstanding	126,344	$ 1,840,010

Year ended July 31, 2019:
Shares sold	114,096	$ 1,490,557
Shares issued in reinvestment of dividends and distributions	35,666	394,965
Shares reacquired	(86,818)	(1,106,751)

Net increase (decrease) in shares outstanding before conversion	62,944	778,771
Shares issued upon conversion from other share class(es)	18,808	242,782
Shares reacquired upon conversion into other share class(es)	(6,692)	(88,931)

Net increase (decrease) in shares outstanding	75,060	$ 932,622

PGIM Jennison Rising Dividend Fund	35

Notes to Financial Statements (continued)

Class C	Shares	Amount
Year ended July 31, 2020:
Shares sold	23,763	$ 315,914
Shares issued in reinvestment of dividends and distributions	4,191	58,819
Shares reacquired	(49,425)	(613,716)

Net increase (decrease) in shares outstanding before conversion	(21,471)	(238,983)
Shares reacquired upon conversion into other share class(es)	(7,142)	(97,146)

Net increase (decrease) in shares outstanding	(28,613)	$ (336,129)

Year ended July 31, 2019:
Shares sold	40,744	$ 493,657
Shares issued in reinvestment of dividends and distributions	13,121	144,172
Shares reacquired	(30,516)	(385,193)

Net increase (decrease) in shares outstanding before conversion	23,349	252,636
Shares reacquired upon conversion into other share class(es)	(19,051)	(245,473)

Net increase (decrease) in shares outstanding	4,298	$ 7,163

Class Z
Year ended July 31, 2020:
Shares sold	1,297,558	$16,356,621
Shares issued in reinvestment of dividends and distributions	31,514	421,194
Shares reacquired	(649,334)	(8,427,677)

Net increase (decrease) in shares outstanding before conversion	679,738	8,350,138
Shares issued upon conversion from other share class(es)	4,629	60,012

Net increase (decrease) in shares outstanding	684,367	$ 8,410,150

Year ended July 31, 2019:
Shares sold	20,755	$ 280,038
Shares issued in reinvestment of dividends and distributions	63,490	705,917
Shares reacquired	(23,993)	(300,638)

Net increase (decrease) in shares outstanding before conversion	60,252	685,317
Shares issued upon conversion from other share class(es)	6,900	91,622

Net increase (decrease) in shares outstanding	67,152	$ 776,939

Class R6
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	36	$ 490

Net increase (decrease) in shares outstanding	36	$ 490

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	85	$ 942

Net increase (decrease) in shares outstanding	85	$ 942

8.    Borrowings

The Trust, on behalf of the Fund along with other affiliated registered investment companies (the “RICs”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital

36

share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the RICs in the SCA equitably.

The Fund did not utilize the SCA during the year ended July 31, 2020.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

PGIM Jennison Rising Dividend Fund	37

Notes to Financial Statements (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

38

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

PGIM Jennison Rising Dividend Fund	39

Financial Highlights

Class A Shares
	Year Ended July 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.54	$13.80	$12.50	$11.37	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.13	0.09	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	0.73	0.75	1.39	1.14	0.04
Total from investment operations	0.84	0.88	1.48	1.28	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.13)	(0.09)	(0.15)	(0.13)
Distributions from net realized gains	(0.44)	(1.01)	(0.09)	-	-
Total dividends and distributions	(0.52)	(1.14)	(0.18)	(0.15)	(0.13)
Net asset value, end of year	$13.86	$13.54	$13.80	$12.50	$11.37
Total Return(b):	6.24%	8.27%	11.95%	11.32%	1.61%

Ratios/Supplemental Data:
Net assets, end of year (000)	$7,269	$5,391	$4,459	$3,474	$2,785
Average net assets (000)	$6,608	$4,729	$4,078	$2,912	$1,831
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	2.22%	2.60%	2.55%	2.65%	3.38%
Net investment income (loss)	0.85%	0.98%	0.67%	1.22%	1.24%
Portfolio turnover rate(e)	106%	100%	104%	67%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class C Shares
	Year Ended July 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.51	$13.80	$12.50	$11.36	$11.32
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04	(0.01)	0.06	0.06
Net realized and unrealized gain (loss) on investment transactions	0.72	0.73	1.40	1.14	0.03
Total from investment operations	0.74	0.77	1.39	1.20	0.09
Less Dividends and Distributions:
Dividends from net investment income	- (b)	(0.05)	- (b)	(0.06)	(0.05)
Distributions from net realized gains	(0.44)	(1.01)	(0.09)	-	-
Total dividends and distributions	(0.44)	(1.06)	(0.09)	(0.06)	(0.05)
Net asset value, end of year	$13.81	$13.51	$13.80	$12.50	$11.36
Total Return(c):	5.45%	7.40%	11.18%	10.59%	0.85%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,498	$1,852	$1,831	$1,608	$1,411
Average net assets (000)	$1,711	$1,865	$1,703	$1,401	$1,160
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	3.55%	3.64%	3.65%	3.36%	4.02%
Net investment income (loss)	0.13%	0.28%	(0.07)%	0.48%	0.56%
Portfolio turnover rate(f)	106%	100%	104%	67%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	41

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.56	$13.82	$12.52	$11.38	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.16	0.12	0.17	0.16
Net realized and unrealized gain (loss) on investment transactions	0.72	0.75	1.40	1.15	0.05
Total from investment operations	0.86	0.91	1.52	1.32	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.16)	(0.13)	(0.18)	(0.16)
Distributions from net realized gains	(0.44)	(1.01)	(0.09)	-	-
Total dividends and distributions	(0.55)	(1.17)	(0.22)	(0.18)	(0.16)
Net asset value, end of year	$13.87	$13.56	$13.82	$12.52	$11.38
Total Return(b):	6.46%	8.54%	12.21%	11.68%	1.95%

Ratios/Supplemental Data:
Net assets, end of year (000)	$18,828	$9,122	$8,369	$7,319	$6,349
Average net assets (000)	$12,973	$8,216	$8,066	$6,704	$5,935
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.70%	2.02%	1.98%	2.36%	3.08%
Net investment income (loss)	1.06%	1.25%	0.94%	1.48%	1.49%
Portfolio turnover rate(e)	106%	100%	104%	67%	51%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R6 Shares
	Year Ended July 31,		September 27, 2017(a) through July 31, 2018
	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.55	$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.16	0.10
Net realized and unrealized gain (loss) on investment transactions	0.72	0.75	1.18
Total from investment operations	0.87	0.91	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.16)	(0.10)
Distributions from net realized gains	(0.44)	(1.01)	(0.09)
Total dividends and distributions	(0.55)	(1.17)	(0.19)
Net asset value, end of period	$13.87	$13.55	$13.81
Total Return(c):	6.54%	8.55%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13	$12	$11
Average net assets (000)	$12	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	0.99	%(e)
Expenses before waivers and/or expense reimbursement	123.09%	119.91%	307.60	%(e)
Net investment income (loss)	1.10%	1.25%	0.88	%(e)
Portfolio turnover rate(f)	106%	100%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	43

Report of Independent Registered Public

Accounting Firm

To the Shareholders of PGIM Jennison Rising Dividend Fund and Board of Trustees Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Jennison Rising Dividend Fund, a series of Prudential Investment Portfolios 5, (the Fund), including the schedule of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 16, 2020

44

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison Rising Dividend Fund	45

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2020, the Fund reported the maximum amount allowed per share but not less than $0.44 per share for Class A, C, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2020, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as: 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM Jennison Rising Dividend Fund	100.00%	100.00%

In January 2021, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2020.

46

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Jennison Rising Dividend Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 1945 Board Member Portfolios Overseen: 95	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Jennison Rising Dividend Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Vice President and Corporate Counsel (since January 2005) of Prudential; Chief Legal Officer of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

PGIM Jennison Rising Dividend Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 1958 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Rising Dividend Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

[1]	PGIM Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2019 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2019. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer

Visit our website at pgim.com/investments

Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees:1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index for all periods.
•	The Board considered that the Fund commenced investment operations on March 5, 2014 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class R6 shares, and 0.99% for Class Z shares through November 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Rising Dividend Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX
CUSIP	74440V823	74440V815	74440V799	74440V682

MF220E

PRUDENTIAL DAY ONE FUNDS

ANNUAL REPORT

JULY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Prudential Day One Funds

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Day One Funds informative and useful. The report covers performance for the 12-month period that ended July 31, 2020.

During the first half of the period, the global economy remained healthy—particularly in the US—fueled by rising corporate profits and strong job growth. The outlook changed dramatically in March as the coronavirus outbreak quickly and substantially shut down economic activity worldwide, leading to significant job losses and a steep decline in global growth and earnings. Responding to this disruption, the Federal Reserve (the Fed) cut the federal funds rate target to near zero and flooded capital markets with liquidity; and Congress passed stimulus bills worth approximately $3 trillion that offered an economic lifeline to consumers and businesses.

While stocks climbed throughout the first half of the period, they fell significantly in March amid a spike in volatility, ending the 11-year-long equity bull market. With stores and factories closing and consumers staying at home to limit the spread of the virus, investors sold stocks on fears that corporate earnings would take a serious hit. As states reopened their economies in the spring and early summer, a strong equity market rally helped large-cap US and emerging market stocks post gains during the period, while US small caps and stocks in developed foreign markets declined.

The bond market overall—including US and global bonds as well as emerging market debt—rose during the period as investors sought safety in fixed income. A significant rally in interest rates pushed the 10-year US Treasury yield down to a record low. In March, the Fed took several aggressive actions to keep the bond markets running smoothly, restarting many of the relief programs that proved to be successful in helping end the global financial crisis in 2008-09.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This scale and investment expertise allow us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

September 15, 2020

Prudential Day One Funds	3

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	5.57	4.86 (12/13/16)
Class R2	5.88	5.11 (12/13/16)
Class R3	5.95	5.26 (12/13/16)
Class R4	5.98	5.37 (12/13/16)
Class R5	6.18	5.48 (12/13/16)
Class R6	6.36	5.68 (12/13/16)
Prudential Day One Income Custom Benchmark
	6.59	5.87
S&P Target Date Retirement Income Index
	7.51	6.25

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One Income Fund’s Class R6 shares with a similar investment in the Prudential Day One Income Custom Benchmark and S&P Target Date Retirement Income Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® Retirement Income Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

6	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One Income Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	23.0%
PGIM Total Return Bond Fund	Total Return Bond	16.0%
PGIM Core Conservative Bond Fund	Core Bond	16.0%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	11.1%
PGIM QMA US Broad Market Index Fund	Broad Market	6.0%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	4.9%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	7

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	5.35	5.22 (12/13/16)
Class R2	5.62	5.47 (12/13/16)
Class R3	5.84	5.64 (12/13/16)
Class R4	5.97	5.74 (12/13/16)
Class R5	6.03	5.87 (12/13/16)
Class R6	6.19	6.00 (12/13/16)
Prudential Day One 2015 Custom Benchmark
	6.67	6.36
S&P Target Date 2015 Index
	7.29	7.08

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

8	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2015 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2015 Custom Benchmark and S&P Target Date 2015 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	9

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2015 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

10	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2015 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	22.0%
PGIM Total Return Bond Fund	Total Return Bond	16.0%
PGIM Core Conservative Bond Fund	Core Bond	14.0%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	12.1%
PGIM QMA US Broad Market Index Fund	Broad Market	7.0%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	5.8%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	5.35	5.52 (12/13/16)
Class R2	5.59	5.76 (12/13/16)
Class R3	5.73	5.94 (12/13/16)
Class R4	5.82	6.05 (12/13/16)
Class R5	6.03	6.17 (12/13/16)
Class R6	6.10	6.21 (12/13/16)
Prudential Day One 2020 Custom Benchmark
	6.69	6.75
S&P Target Date 2020 Index
	6.97	7.45

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

12	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2020 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2020 Custom Benchmark and S&P Target Date 2020 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	13

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2020 Index— The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

14	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2020 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	20.0%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	16.1%
PGIM Total Return Bond Fund	Total Return Bond	15.0%
PGIM Core Conservative Bond Fund	Core Bond	12.0%
PGIM QMA US Broad Market Index Fund	Broad Market	8.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	6.8%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	15

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	5.25	5.82 (12/13/16)
Class R2	5.45	6.09 (12/13/16)
Class R3	5.62	6.25 (12/13/16)
Class R4	5.73	6.34 (12/13/16)
Class R5	5.90	6.45 (12/13/16)
Class R6	5.96	6.63 (12/13/16)
Prudential Day One 2025 Custom Benchmark
	6.58	7.24
S&P Target Date 2025 Index
	6.65	7.88

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

16	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2025 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2025 Custom Benchmark and S&P Target Date 2025 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	17

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2025 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

18	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2025 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund	TIPS	19.0%
PGIM QMA Large-Cap Core Equity Fund	Large Cap	18.1%
PGIM Total Return Bond Fund	Total Return Bond	15.0%
PGIM QMA US Broad Market Index Fund	Broad Market	9.0%
PGIM Core Conservative Bond Fund	Core Bond	9.0%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	8.8%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	5.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	19

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	5.04	6.63 (12/13/16)
Class R2	5.29	6.90 (12/13/16)
Class R3	5.44	7.03 (12/13/16)
Class R4	5.58	7.11 (12/13/16)
Class R5	5.73	7.26 (12/13/16)
Class R6	5.87	7.44 (12/13/16)
Prudential Day One 2030 Custom Benchmark
	6.85	8.32
S&P Target Date 2030 Index
	6.21	8.22

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

20	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2030 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2030 Custom Benchmark and S&P Target Date 2030 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	21

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2030 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

22	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2030 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	22.1%
PGIM TIPS Fund	TIPS	13.0%
PGIM Total Return Bond Fund	Total Return Bond	13.0%
PGIM QMA US Broad Market Index Fund	Broad Market	12.1%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	10.7%
PGIM Core Conservative Bond Fund	Core Bond	7.0%
PGIM Global Real Estate Fund	Real Estate	6.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	3.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	2.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	23

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	4.94	6.88 (12/13/16)
Class R2	5.20	7.13 (12/13/16)
Class R3	5.34	7.31 (12/13/16)
Class R4	5.43	7.42 (12/13/16)
Class R5	5.62	7.51 (12/13/16)
Class R6	5.77	7.67 (12/13/16)
Prudential Day One 2035 Custom Benchmark
	6.98	9.01
S&P Target Date 2035 Index
	5.75	8.52

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

24	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2035 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2035 Custom Benchmark and S&P Target Date 2035 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	25

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2035 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

26	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2035 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	27.2%
PGIM QMA US Broad Market Index Fund	Broad Market	16.1%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	12.7%
PGIM Total Return Bond Fund	Total Return Bond	10.0%
PGIM TIPS Fund	TIPS	9.0%
PGIM Core Conservative Bond Fund	Core Bond	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	3.9%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	27

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	3.95	6.94 (12/13/16)
Class R2	4.18	7.21 (12/13/16)
Class R3	4.42	7.38 (12/13/16)
Class R4	4.52	7.50 (12/13/16)
Class R5	4.61	7.59 (12/13/16)
Class R6	4.67	7.75 (12/13/16)
Prudential Day One 2040 Custom Benchmark
	6.64	9.35
S&P Target Date 2040 Index
	5.40	8.72

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

28	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2040 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2040 Custom Benchmark and S&P Target Date 2040 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	29

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2040 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

30	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2040 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	26.2%
PGIM QMA US Broad Market Index Fund	Broad Market	16.1%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	14.6%
PGIM Total Return Bond Fund	Total Return Bond	8.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	7.0%
PGIM TIPS Fund	TIPS	6.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	4.0%
PGIM Core Conservative Bond Fund	Core Bond	4.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	31

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	3.66	6.96 (12/13/16)
Class R2	3.92	7.23 (12/13/16)
Class R3	4.07	7.39 (12/13/16)
Class R4	4.19	7.49 (12/13/16)
Class R5	4.34	7.62 (12/13/16)
Class R6	4.49	7.81 (12/13/16)
Prudential Day One 2045 Custom Benchmark
	6.44	9.50
S&P Target Date 2045 Index
	5.17	8.83

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

32	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2045 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2045 Custom Benchmark and S&P Target Date 2045 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	33

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2045 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

34	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2045 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	26.2%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	17.6%
PGIM QMA US Broad Market Index Fund	Broad Market	17.1%
PGIM Total Return Bond Fund	Total Return Bond	8.0%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	8.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	6.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	4.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%
PGIM Core Conservative Bond Fund	Core Bond	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	35

Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	3.24	6.83 (12/13/16)
Class R2	3.53	7.08 (12/13/16)
Class R3	3.65	7.25 (12/13/16)
Class R4	3.81	7.31 (12/13/16)
Class R5	3.90	7.48 (12/13/16)
Class R6	4.11	7.68 (12/13/16)
Prudential Day One 2050 Custom Benchmark
	6.25	9.63
S&P Target Date 2050 Index
	5.05	8.95

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

36	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2050 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2050 Custom Benchmark and S&P Target Date 2050 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	37

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2050 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

38	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2050 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	26.2%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	18.6%
PGIM QMA US Broad Market Index Fund	Broad Market	17.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	9.0%
PGIM Total Return Bond Fund	Total Return Bond	7.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	7.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	4.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%
PGIM Core Conservative Bond Fund	Core Bond	2.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	39

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	2.89	6.96 (12/13/16)
Class R2	3.19	7.24 (12/13/16)
Class R3	3.26	7.38 (12/13/16)
Class R4	3.38	7.51 (12/13/16)
Class R5	3.51	7.61 (12/13/16)
Class R6	3.60	7.75 (12/13/16)
Prudential Day One 2055 Custom Benchmark
	6.00	9.66
S&P Target Date 2055 Index
	4.94	9.01

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

40	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2055 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2055 Custom Benchmark and S&P Target Date 2055 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	41

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2055 Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

42	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2055 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.3%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	20.6%
PGIM QMA US Broad Market Index Fund	Broad Market	16.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	8.0%
PGIM Total Return Bond Fund	Total Return Bond	7.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	43

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Class R1	2.70	6.72 (12/13/16)
Class R2	2.96	6.97 (12/13/16)
Class R3	3.12	7.16 (12/13/16)
Class R4	3.18	7.24 (12/13/16)
Class R5	3.30	7.36 (12/13/16)
Class R6	3.46	7.51 (12/13/16)
Prudential Day One 2060 Custom Benchmark
	5.69	9.61
S&P Target Date 2060+ Index
	5.11	9.18

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

44	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2060 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2060 Custom Benchmark and S&P Target Date 2060+ Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	45

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060+ Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes, would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

46	Visit our website at pgim.com/investments

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2060 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.3%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	22.5%
PGIM QMA US Broad Market Index Fund	Broad Market	16.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	9.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM Total Return Bond Fund	Total Return Bond	4.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	47

Prudential Day One 2065 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 7/31/20
Since Inception (%)
Class R1	–3.96 (12/16/19)
Class R2	–3.75 (12/16/19)
Class R3	–3.65 (12/16/19)
Class R4	–3.64 (12/16/19)
Class R5	–3.54 (12/16/19)
Class R6	–3.43 (12/16/19)
Prudential Day One 2065 Custom Benchmark
–2.73
S&P Target Date 2060+ Index
–2.53

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

48	Visit our website at pgim.com/investments

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2065 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2065 Custom Benchmark and S&P Target Date 2060+ Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2020). The R6 share class assumes an initial investment on December 16, 2019. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, and in the following paragraphs, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	49

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2065 Custom Benchmark—The Prudential Day One 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060+ Index—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

50	Visit our website at pgim.com/investments

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, the Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

Presentation of Fund Holdings as of 7/31/20

Prudential Day One 2065 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	25.3%
PGIM QMA International Developed Markets Index Fund	International Developed Markets	23.5%
PGIM QMA US Broad Market Index Fund	Broad Market	16.1%
PGIM QMA Mid-Cap Core Equity Fund	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund	Emerging Markets	9.0%
PGIM Jennison Small-Cap Core Equity Fund	Small Cap	5.0%
PGIM Global Real Estate Fund	Real Estate	5.0%
PGIM QMA Commodity Strategies Fund	Commodity	3.0%
PGIM Total Return Bond Fund	Total Return Bond	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	51

Prudential Day One Funds

Strategy and Performance Overview

What were the market conditions?

•

US stocks experienced mixed performance during the 12-month reporting period that ended July 31, 2020. US large-cap stocks led the way, significantly outperforming US mid- and small-cap stocks. International developed- and emerging-market equities also generated mixed results and significantly underperformed US large-cap stocks. International developed-market stocks trailed emerging-market equities substantially.

•

While US equities reached record highs in February 2020, the gains soon came to a screeching halt as the COVID-19 pandemic that originated in China spread to the US, pushing global economies into recession. This resulted in a very volatile and negative first quarter of 2020 for equities across the globe.

•

The bond market delivered strong returns during the period. The best performance was in US core bonds and US Treasury Inflation-Protected Securities (TIPS), both of which outperformed nearly all other fixed income asset classes and posted double-digit returns during the period.

How did the Funds perform?

The performance of each Fund’s R6 share class and benchmark for the reporting period follows:

The Prudential Day One Income Fund returned 6.36%, underperforming the 6.59% return of the Prudential Day One Income Custom Benchmark and the 7.51% return of the S&P Target Date Retirement Income Index.

The Prudential Day One 2015 Fund returned 6.19%, underperforming the 6.67% return of the Prudential Day One 2015 Custom Benchmark and the 7.29% return of the S&P Target Date 2015 Index.

The Prudential Day One 2020 Fund returned 6.10%, underperforming the 6.69% return of the Prudential Day One 2020 Custom Benchmark and the 6.97% return of the S&P Target Date 2020 Index.

The Prudential Day One 2025 Fund returned 5.96%, underperforming the 6.58% return of the Prudential Day One 2025 Custom Benchmark and the 6.65% return of the S&P Target Date 2025 Index.

The Prudential Day One 2030 Fund returned 5.87%, underperforming the 6.85% return of the Prudential Day One 2030 Custom Benchmark and the 6.21% return of the S&P Target Date 2030 Index.

52	Visit our website at pgim.com/investments

The Prudential Day One 2035 Fund returned 5.77%, underperforming the 6.98% return of the Prudential Day One 2035 Custom Benchmark but outperforming the 5.75% return of the S&P Target Date 2035 Index.

The Prudential Day One 2040 Fund returned 4.67%, underperforming the 6.64% return of the Prudential Day One 2040 Custom Benchmark and the 5.40% return of the S&P Target Date 2040 Index.

The Prudential Day One 2045 Fund returned 4.49%, underperforming the 6.44% return of the Prudential Day One 2045 Custom Benchmark and the 5.17% return of the S&P Target Date 2045 Index.

The Prudential Day One 2050 Fund returned 4.11%, underperforming the 6.25% return of the Prudential Day One 2050 Custom Benchmark and the 5.05% return of the S&P Target Date 2050 Index.

The Prudential Day One 2055 Fund returned 3.60%, underperforming the 6.00% return of the Prudential Day One 2055 Custom Benchmark and the 4.94% return of the S&P Target Date 2055 Index.

The Prudential Day One 2060 Fund returned 3.46%, underperforming the 5.69% return of the Prudential Day One 2060 Custom Benchmark and the 5.11% return of the S&P Target Date 2060+ Index.

The Prudential Day One 2065 Fund returned -3.43%, underperforming the -2.73% return of the Prudential Day One 2065 Custom Benchmark and the -2.53% return of the S&P Target Date 2060+ Index.

What worked?

•

Each Fund in the Day One Funds series is allocated to a combination of stocks and bonds. Both the stocks and bonds in these allocations experienced positive and negative returns across different asset classes during the reporting period.

•

Within equities, the Funds’ bias toward US large-cap stocks relative to US small-cap, US mid-cap, and non-US stocks contributed to overall results as US large-cap stocks outperformed by a significant margin during the period.

•

At the underlying fund level, the PGIM Jennison Small-Cap Core Equity Fund, PGIM Global Real Estate Fund, and the PGIM QMA Commodity Strategies Fund were the greatest contributors to relative performance, as each fund significantly outperformed its respective benchmark index for the period.

Prudential Day One Funds	53

Prudential Day One Funds

Strategy and Performance Overview (continued)

What didn’t work?

•

The Funds’ allocation to global real estate investment trusts, commodities, US small-cap stocks, US mid-cap stocks, and international developed-market equities detracted from performance, as these asset classes posted negative returns for the reporting period.

•

At the underlying fund level, the PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA Large-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM Total Return Bond Fund, PGIM Core Conservative Bond Fund, and PGIM TIPS Fund all underperformed their respective benchmarks, which detracted from overall results for the period.

Current outlook

The global policy response to the COVID-19 pandemic has been massive. It dwarfed the policy response following the global financial crisis (GFC) of 2008-09 and was delivered in a much shorter period of time. QMA believes this response has helped stave off total economic collapse, reduced collateral damage, and hopefully provided the necessary support to sustain the economic recovery.

The US has led the way in delivering substantial liquidity from monetary and fiscal stimulus. The Federal Reserve has unleashed an extraordinary array of measures, not only restarting many of the liquidity facilities from the global financial crisis but also expanding them to new areas such as municipal and corporate bond markets.

While financial markets are enjoying a V-shaped recovery, economic activity and corporate profits remain depressed. Given the surge in stock prices and plunge in forecasted earnings, equities in general are trading at very elevated price/earnings ratios, in QMA’s view.

While quicker-than-expected medical breakthroughs might allow the economy to recover lost ground more quickly, QMA believes a recovery could be delayed further by a variety of risks, including a second wave of COVID-19 infections, adverse economic and legislative outcomes stemming from the US presidential election, and rising geopolitical risks.

54	Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended July 31, 2020. These examples are for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Funds, that you own. You should consider the additional fees that were charged to your Fund

Prudential Day One Funds	55

Fees and Expenses (continued)

account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,012.70	1.15%	$5.75
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$1,014.00	0.90%	$4.51
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$1,014.70	0.75%	$3.76
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$1,015.00	0.65%	$3.26
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$1,015.50	0.55%	$2.76
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$1,016.20	0.40%	$2.01
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

56	Visit our website at pgim.com/investments

Prudential Day One 2015 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,009.10	1.15%	$5.74
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$1,010.00	0.90%	$4.50
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$1,010.90	0.75%	$3.75
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$1,011.80	0.65%	$3.25
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$1,011.80	0.55%	$2.75
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$1,012.70	0.40%	$2.00
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One 2020 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,006.30	1.15%	$5.74
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$1,008.00	0.90%	$4.49
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$1,008.00	0.75%	$3.74
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$1,008.90	0.65%	$3.25
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$1,009.80	0.55%	$2.75
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$1,009.80	0.40%	$2.00
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One Funds	57

Fees and Expenses (continued)

Prudential Day One 2025 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,003.60	1.15%	$5.73
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$1,004.50	0.90%	$4.49
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$1,005.40	0.75%	$3.74
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$1,005.40	0.65%	$3.24
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$1,006.20	0.55%	$2.74
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$1,006.20	0.40%	$2.00
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One 2030 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$995.70	1.15%	$5.71
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$997.40	0.90%	$4.47
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$997.40	0.75%	$3.72
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$998.30	0.65%	$3.23
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$999.10	0.55%	$2.73
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$1,000.00	0.40%	$1.99
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

58	Visit our website at pgim.com/investments

Prudential Day One 2035 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$992.20	1.15%	$5.70
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$993.90	0.90%	$4.46
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$993.90	0.75%	$3.72
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$994.80	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$995.70	0.55%	$2.73
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$995.70	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One 2040 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$983.80	1.15%	$5.67
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$985.50	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$986.40	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$986.40	0.65%	$3.21
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$987.20	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$987.20	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One Funds	59

Fees and Expenses (continued)

Prudential Day One 2045 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$979.30	1.15%	$5.66
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$981.00	0.90%	$4.43
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$981.90	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$981.90	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$982.70	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$983.60	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One 2050 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$976.20	1.15%	$5.65
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$977.10	0.90%	$4.42
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$977.90	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$978.70	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$979.60	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$980.50	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

60	Visit our website at pgim.com/investments

Prudential Day One 2055 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$973.40	1.15%	$5.64
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$975.10	0.90%	$4.42
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$975.10	0.75%	$3.68
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$976.00	0.65%	$3.19
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$976.00	0.55%	$2.70
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$976.80	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One 2060 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$972.10	1.15%	$5.64
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$973.00	0.90%	$4.41
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$973.90	0.75%	$3.68
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$973.90	0.65%	$3.19
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$974.70	0.55%	$2.70
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$975.60	0.40%	$1.96
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

Prudential Day One Funds	61

Fees and Expenses (continued)

Prudential Day One 2065 Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$969.60	1.15%	$5.63
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
Class R2	Actual	$1,000.00	$971.60	0.90%	$4.41
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class R3	Actual	$1,000.00	$972.60	0.75%	$3.68
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
Class R4	Actual	$1,000.00	$972.60	0.65%	$3.19
	Hypothetical	$1,000.00	$1,021.63	0.65%	$3.27
Class R5	Actual	$1,000.00	$973.60	0.55%	$2.70
	Hypothetical	$1,000.00	$1,022.13	0.55%	$2.77
Class R6	Actual	$1,000.00	$974.60	0.40%	$1.96
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2020, and divided by the 366 days in the Fund’s fiscal year ended July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

62	Visit our website at pgim.com/investments

Prudential Day One Income Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 89.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	315,317	$3,408,580
PGIM Global Real Estate Fund (Class R6)	60,331	1,273,590
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	17,055	212,511
PGIM QMA Commodity Strategies Fund (Class R6)	128,281	1,069,862
PGIM QMA International Developed Markets Index Fund (Class R6)	91,860	1,039,860
PGIM QMA Large-Cap Core Equity Fund (Class R6)	148,435	2,358,627
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	21,768	211,588
PGIM QMA US Broad Market Index Fund (Class R6)	86,805	1,284,716
PGIM TIPS Fund (Class R6)	459,744	4,910,065
PGIM Total Return Bond Fund (Class R6)	226,649	3,411,071

TOTAL LONG-TERM INVESTMENTS (cost $17,713,566)		19,180,470

SHORT-TERM INVESTMENT 10.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,165,577)	2,165,577	2,165,577

TOTAL INVESTMENTS 100.1% (cost $19,879,143)(w)		21,346,047
Liabilities in excess of other assets (0.1)%		(20,900)

NET ASSETS 100.0%		$21,325,147

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One Income Fund

Schedule of Investments (continued)

as of July 31, 2020

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$21,346,047	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

TIPS	23.0%
Total Return Bond	16.0
Core Bond	16.0
Large Cap	11.0
Short Term	10.2
Broad Market	6.0
Real Estate	6.0
Commodity	5.0
International Developed Markets	4.9

Small Cap	1.0%
Mid Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

64

Prudential Day One Income Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets

Affiliated investments (cost $19,879,143)	$21,346,047
Receivable for investments sold	61,375
Due from Manager	41,973
Receivable for Fund shares sold	10,241
Prepaid expenses and other assets	38

Total Assets	21,459,674

Liabilities

Payable for investments purchased	57,907
Custodian and accounting fees payable	40,021
Audit fee payable	20,402
Accrued expenses and other liabilities	12,957
Affiliated transfer agent fee payable	1,163
Trustees’ fees payable	900
Distribution fee payable	527
Affiliated shareholder servicing fees payable	516
Payable for Fund shares reacquired	134

Total Liabilities	134,527

Net Assets	$21,325,147

Net assets were comprised of:
Shares of beneficial interest, at par	$1,947
Paid-in capital in excess of par	20,762,678
Total distributable earnings (loss)	560,522

Net assets, July 31, 2020	$21,325,147

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One Income Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share,
($24,090 ÷ 2,203 shares of beneficial interest issued and outstanding)	$10.94

Class R2
Net asset value, offering price and redemption price per share,
($1,846,471 ÷ 168,842 shares of beneficial interest issued and outstanding)	$10.94

Class R3
Net asset value, offering price and redemption price per share,
($1,645,052 ÷ 150,316 shares of beneficial interest issued and outstanding)	$10.94

Class R4
Net asset value, offering price and redemption price per share,
($24,278 ÷ 2,218 shares of beneficial interest issued and outstanding)	$10.94

Class R5
Net asset value, offering price and redemption price per share,
($914,258 ÷ 83,559 shares of beneficial interest issued and outstanding)	$10.94

Class R6
Net asset value, offering price and redemption price per share,
($16,870,998 ÷ 1,539,799 shares of beneficial interest issued and outstanding)	$10.96

See Notes to Financial Statements.

66

Prudential Day One Income Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)

Affiliated dividend income	$256,694

Expenses
Management fee	2,591
Distribution fee(a)	5,234
Shareholder servicing fees (including affiliated expense of $2,955)(a)	2,992
Custodian and accounting fees	121,250
Registration fees(a)	82,008
Legal fees and expenses	34,420
Audit fee	20,402
Shareholders’ reports	19,911
Trustees’ fees	10,370
Transfer agent’s fees and expenses (including affiliated expense of $6,355)(a)	6,624
Miscellaneous	19,069

Total expenses	324,871
Less: Fee waiver and/or expense reimbursement(a)	(311,922)

Net expenses	12,949

Net investment income (loss)	243,745

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(495,828)
Net capital gain distributions received	121,380

(374,448)

Net change in unrealized appreciation (depreciation) on investments	957,289

Net gain (loss) on investment transactions	582,841

Net Increase (Decrease) In Net Assets Resulting From Operations	$826,586

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	91	3,586	1,557	—	—	—
Shareholder servicing fees	—	1,435	1,557	—	—	—
Registration fees	13,668	13,668	13,668	13,668	13,668	13,668
Transfer agent’s fees and expenses	43	2,328	2,644	77	787	745
Fee waiver and/or expense reimbursement	(13,980)	(39,717)	(41,771)	(14,020)	(22,493)	(179,941)

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One Income Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243,745	$229,347
Net realized gain (loss) on investment transactions	(495,828)	(176,337)
Net capital gain distributions received	121,380	185,543
Net change in unrealized appreciation (depreciation) on investments	957,289	247,270

Net increase (decrease) in net assets resulting from operations	826,586	485,823

Dividends and Distributions
Distributions from distributable earnings
Class R1	(445)	(318)
Class R2	(49,371)	(30,436)
Class R3	(59,576)	(45,502)
Class R4	(553)	(476)
Class R5	(8,177)	(1,892)
Class R6	(319,413)	(231,940)

	(437,535)	(310,564)

Fund share transactions
Net proceeds from shares sold	9,432,323	6,027,606
Net asset value of shares issued in reinvestment of dividends and distributions	437,535	310,564
Net asset value of shares issued in merger	4,931,174	—
Cost of shares reacquired	(3,835,068)	(2,357,048)

Net increase (decrease) in net assets from Fund share transactions	10,965,964	3,981,122

Total increase (decrease)	11,355,015	4,156,381

Net Assets:

Beginning of year	9,970,132	5,813,751

End of year	$21,325,147	$9,970,132

See Notes to Financial Statements.

68

Prudential Day One 2015 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	160,246	$1,732,264
PGIM Global Real Estate Fund (Class R6)	35,039	739,665
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	9,905	123,421
PGIM QMA Commodity Strategies Fund (Class R6)	74,503	621,352
PGIM QMA International Developed Markets Index Fund (Class R6)	64,019	724,701
PGIM QMA Large-Cap Core Equity Fund (Class R6)	94,044	1,494,361
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	25,285	245,769
PGIM QMA US Broad Market Index Fund (Class R6)	58,817	870,486
PGIM TIPS Fund (Class R6)	255,399	2,727,657
PGIM Total Return Bond Fund (Class R6)	131,643	1,981,229

TOTAL LONG-TERM INVESTMENTS (cost $10,105,590)		11,260,905

SHORT-TERM INVESTMENT 9.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,160,478)	1,160,478	1,160,478

TOTAL INVESTMENTS 100.3% (cost $11,266,068)(w)		12,421,383
Liabilities in excess of other assets (0.3)%		(38,483)

NET ASSETS 100.0%		$12,382,900

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2015 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$12,421,383	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

TIPS	22.0%
Total Return Bond	16.0
Core Bond	14.0
Large Cap	12.1
Short Term	9.4
Broad Market	7.0
Real Estate	6.0
International Developed Markets	5.8
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

70

Prudential Day One 2015 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $11,266,068)	$12,421,383
Receivable for investments sold	39,817
Due from Manager	29,914
Receivable for Fund shares sold	1,822
Prepaid expenses and other assets	9

Total Assets	12,492,945

Liabilities
Custodian and accounting fees payable	39,376
Payable for investments purchased	33,824
Audit fee payable	20,402
Accrued expenses and other liabilities	13,755
Payable for Fund shares reacquired	1,603
Trustees’ fees payable	899
Affiliated transfer agent fee payable	172
Distribution fee payable	14

Total Liabilities	110,045

Net Assets	$12,382,900

Net assets were comprised of:
Shares of beneficial interest, at par	$1,113
Paid-in capital in excess of par	11,909,831
Total distributable earnings (loss)	471,956

Net assets, July 31, 2020	$12,382,900

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2015 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share,
($12,034 ÷ 1,086 shares of beneficial interest issued and outstanding)	$11.08

Class R2
Net asset value, offering price and redemption price per share,
($41,684 ÷ 3,754 shares of beneficial interest issued and outstanding)	$11.10

Class R3
Net asset value, offering price and redemption price per share,
($12,209 ÷ 1,099 shares of beneficial interest issued and outstanding)	$11.11

Class R4
Net asset value, offering price and redemption price per share,
($12,244 ÷ 1,102 shares of beneficial interest issued and outstanding)	$11.11

Class R5
Net asset value, offering price and redemption price per share,
($255,743 ÷ 22,976 shares of beneficial interest issued and outstanding)	$11.13

Class R6
Net asset value, offering price and redemption price per share,
($12,048,986 ÷ 1,082,501 shares of beneficial interest issued and outstanding)	$11.13

See Notes to Financial Statements.

72

Prudential Day One 2015 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$270,242

Expenses
Management fee	2,458
Distribution fee(a)	160
Custodian and accounting fees	119,475
Registration fees(a)	77,815
Audit fee	20,402
Legal fees and expenses	18,017
Shareholders’ reports	11,096
Trustees’ fees	10,879
Transfer agent’s fees and expenses (including affiliated expense of $ 885)(a)	1,151
Miscellaneous	15,825

Total expenses	277,278
Less: Fee waiver and/or expense reimbursement(a)	(277,977)

Net expenses	(699)

Net investment income (loss)	270,941

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(665,299)
Net capital gain distributions received	160,531

(504,768)

Net change in unrealized appreciation (depreciation) on investments	830,783

Net gain (loss) on investment transactions	326,015

Net Increase (Decrease) In Net Assets Resulting From Operations	$596,956

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	58	91	11	—	—	—
Registration fees	12,969	12,969	12,969	12,969	12,969	12,970
Transfer agent’s fees and expenses	42	128	42	40	274	625
Fee waiver and/or expense reimbursement	(13,171)	(13,599)	(13,172)	(13,170)	(15,382)	(209,483)

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2015 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$270,941	$259,923
Net realized gain (loss) on investment transactions	(665,299)	(179,075)
Net capital gain distributions received	160,531	243,889
Net change in unrealized appreciation (depreciation) on investments	830,783	199,245

Net increase (decrease) in net assets resulting from operations	596,956	523,982

Dividends and Distributions
Distributions from distributable earnings
Class R1	(427)	(369)
Class R2	(1,508)	(397)
Class R3	(476)	(414)
Class R4	(491)	(3,183)
Class R5	(2,248)	(986)
Class R6	(544,114)	(386,009)

	(549,264)	(391,358)

Fund share transactions
Net proceeds from shares sold	5,603,268	4,105,944
Net asset value of shares issued in reinvestment of dividends and distributions	549,264	392,135
Cost of shares reacquired	(4,984,704)	(2,162,180)

Net increase (decrease) in net assets from Fund share transactions	1,167,828	2,335,899

Total increase (decrease)	1,215,520	2,468,523

Net Assets:
Beginning of year	11,167,380	8,698,857

End of year	$12,382,900	$11,167,380

See Notes to Financial Statements.

74

Prudential Day One 2020 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 91.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	649,350	$7,019,471
PGIM Global Real Estate Fund (Class R6)	165,657	3,497,028
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	46,828	583,479
PGIM QMA Commodity Strategies Fund (Class R6)	352,187	2,937,238
PGIM QMA International Developed Markets Index Fund (Class R6)	353,053	3,996,561
PGIM QMA Large-Cap Core Equity Fund (Class R6)	592,851	9,420,404
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	119,541	1,161,943
PGIM QMA US Broad Market Index Fund (Class R6)	317,798	4,703,404
PGIM TIPS Fund (Class R6)	1,097,671	11,723,121
PGIM Total Return Bond Fund (Class R6)	583,457	8,781,022

TOTAL LONG-TERM INVESTMENTS (cost $48,901,277)		53,823,671

SHORT-TERM INVESTMENT 8.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,789,535)	4,789,535	4,789,535

TOTAL INVESTMENTS 100.1% (cost $53,690,812)(w)		58,613,206
Liabilities in excess of other assets (0.1)%		(68,974)

NET ASSETS 100.0%		$58,544,232

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2020 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$58,613,206	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

TIPS	20.0%
Large Cap	16.1
Total Return Bond	15.0
Core Bond	12.0
Short Term	8.2
Broad Market	8.0
International Developed Markets	6.8
Real Estate	6.0
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

76

Prudential Day One 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $53,690,812)	$58,613,206
Receivable for investments sold	213,913
Due from Manager	30,289
Receivable for Fund shares sold	24,970
Prepaid expenses and other assets	35

Total Assets	58,882,413

Liabilities
Payable for Fund shares reacquired	204,704
Payable for investments purchased	54,602
Custodian and accounting fees payable	39,359
Audit fee payable	20,402
Accrued expenses and other liabilities	13,838
Affiliated transfer agent fee payable	2,422
Distribution fee payable	1,028
Affiliated shareholder servicing fees payable	917
Trustees’ fees payable	909

Total Liabilities	338,181

Net Assets	$58,544,232

Net assets were comprised of:
Shares of beneficial interest, at par	$5,188
Paid-in capital in excess of par	55,997,779
Total distributable earnings (loss)	2,541,265

Net assets, July 31, 2020	$58,544,232

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2020 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($12,153 ÷ 1,079 shares of beneficial interest issued and outstanding)	$11.27

Class R2
Net asset value, offering price and redemption price per share, ($4,354,986 ÷ 386,104 shares of beneficial interest issued and outstanding)	$11.28

Class R3
Net asset value, offering price and redemption price per share, ($1,540,978 ÷ 136,350 shares of beneficial interest issued and outstanding)	$11.30

Class R4
Net asset value, offering price and redemption price per share, ($12,383 ÷ 1,095 shares of beneficial interest issued and outstanding)	$11.31

Class R5
Net asset value, offering price and redemption price per share, ($3,624,120 ÷ 320,278 shares of beneficial interest issued and outstanding)	$11.32

Class R6
Net asset value, offering price and redemption price per share, ($48,999,612 ÷ 4,343,157 shares of beneficial interest issued and outstanding)	$11.28

See Notes to Financial Statements.

78

Prudential Day One 2020 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)

Affiliated dividend income	$1,026,886

Expenses
Management fee	9,656
Distribution fee(a)	11,112
Shareholder servicing fees (including affiliated expense of $5,137)(a)	5,198
Custodian and accounting fees	119,275
Registration fees(a)	78,164
Audit fee	20,402
Legal fees and expenses	18,088
Transfer agent’s fees and expenses (including affiliated expense of $14,555)(a)	15,262
Shareholders’ reports	11,429
Trustees’ fees	11,106
Miscellaneous	15,631

Total expenses	315,323
Less: Fee waiver and/or expense reimbursement(a)	(288,735)

Net expenses	26,588

Net investment income (loss)	1,000,298

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(2,309,871)
Net capital gain distributions received	624,031

(1,685,840)

Net change in unrealized appreciation (depreciation) on investments	3,682,043

Net gain (loss) on investment transactions	1,996,203

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,996,501

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	58	9,759	1,295	—	—	—
Shareholder servicing fees	—	3,903	1,295	—	—	—
Registration fees	13,027	13,027	13,027	13,027	13,027	13,029
Transfer agent’s fees and expenses	43	6,204	2,183	48	5,806	978
Fee waiver and/or expense reimbursement	(13,092)	(30,259)	(18,871)	(13,097)	(29,531)	(183,885)

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2020 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,000,298	$926,922
Net realized gain (loss) on investment transactions	(2,309,871)	(802,876)
Net capital gain distributions received	624,031	1,053,090
Net change in unrealized appreciation (depreciation) on investments	3,682,043	716,872

Net increase (decrease) in net assets resulting from operations	2,996,501	1,894,008

Dividends and Distributions
Distributions from distributable earnings
Class R1	(436)	(309)
Class R2	(143,677)	(73,312)
Class R3	(53,639)	(39,719)
Class R4	(497)	(2,046)
Class R5	(170,633)	(131,171)
Class R6	(1,695,017)	(1,057,196)

	(2,063,899)	(1,303,753)

Fund share transactions
Net proceeds from shares sold	25,551,112	20,455,132
Net asset value of shares issued in reinvestment of dividends and distributions	2,063,898	1,303,753
Cost of shares reacquired	(13,525,295)	(8,918,999)

Net increase (decrease) in net assets from Fund share transactions	14,089,715	12,839,886

Total increase (decrease)	15,022,317	13,430,141

Net Assets:

Beginning of year	43,521,915	30,091,774

End of year	$58,544,232	$43,521,915

See Notes to Financial Statements.

80

Prudential Day One 2025 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	586,424	$6,339,245
PGIM Global Real Estate Fund (Class R6)	199,478	4,210,982
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	56,388	702,599
PGIM QMA Commodity Strategies Fund (Class R6)	424,076	3,536,792
PGIM QMA International Developed Markets Index Fund (Class R6)	546,645	6,188,016
PGIM QMA Large-Cap Core Equity Fund (Class R6)	803,090	12,761,102
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	143,949	1,399,183
PGIM QMA US Broad Market Index Fund (Class R6)	430,499	6,371,381
PGIM TIPS Fund (Class R6)	1,255,653	13,410,374
PGIM Total Return Bond Fund (Class R6)	702,549	10,573,359

TOTAL LONG-TERM INVESTMENTS (cost $59,802,038)		65,493,033

SHORT-TERM INVESTMENT 7.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,031,484)	5,031,484	5,031,484

TOTAL INVESTMENTS 100.1% (cost $64,833,522)(w)		70,524,517
Liabilities in excess of other assets (0.1)%		(50,934)

NET ASSETS 100.0%		$70,473,583

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2025 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$70,524,517	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

TIPS	19.0%
Large Cap	18.1
Total Return Bond	15.0
Broad Market	9.0
Core Bond	9.0
International Developed Markets	8.8
Short Term	7.2
Real Estate	6.0
Commodity	5.0

Mid Cap	2.0%
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

82

Prudential Day One 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $64,833,522)	$70,524,517
Receivable for Fund shares sold	106,791
Receivable for investments sold	64,215
Due from Manager	28,537
Prepaid expenses	30

Total Assets	70,724,090

Liabilities
Payable for investments purchased	167,609
Custodian and accounting fees payable	39,570
Audit fee payable	20,402
Accrued expenses and other liabilities	13,802
Payable for Fund shares reacquired	3,982
Affiliated transfer agent fee payable	2,191
Affiliated shareholder servicing fees payable	1,272
Trustees’ fees payable	992
Distribution fee payable	687

Total Liabilities	250,507

Net Assets	$70,473,583

Net assets were comprised of:
Shares of beneficial interest, at par	$6,237
Paid-in capital in excess of par	67,635,684
Total distributable earnings (loss)	2,831,662

Net assets, July 31, 2020	$70,473,583

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2025 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($12,282 ÷ 1,093 shares of beneficial interest issued and outstanding)	$11.24

Class R2
Net asset value, offering price and redemption price per share, ($90,227 ÷ 8,013 shares of beneficial interest issued and outstanding)	$11.26

Class R3
Net asset value, offering price and redemption price per share, ($8,063,753 ÷ 715,371 shares of beneficial interest issued and outstanding)	$11.27

Class R4
Net asset value, offering price and redemption price per share, ($12,508 ÷ 1,109 shares of beneficial interest issued and outstanding)	$11.28

Class R5
Net asset value, offering price and redemption price per share, ($159,508 ÷ 14,141 shares of beneficial interest issued and outstanding)	$11.28

Class R6
Net asset value, offering price and redemption price per share, ($62,135,305 ÷ 5,496,914 shares of beneficial interest issued and outstanding)	$11.30

See Notes to Financial Statements.

84

Prudential Day One 2025 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)

Affiliated dividend income	$1,181,778

Expenses
Management fee	11,236
Distribution fee(a)	8,754
Shareholder servicing fees (including affiliated expense of $7,794)(a)	7,813
Custodian and accounting fees	119,273
Registration fees(a)	78,163
Audit fee	20,402
Legal fees and expenses	18,292
Transfer agent’s fees and expenses (including affiliated expense of $13,544)(a)	14,594
Shareholders’ reports	12,125
Trustees’ fees	11,732
Miscellaneous	15,741

Total expenses	318,125
Less: Fee waiver and/or expense reimbursement(a)	(290,311)

Net expenses	27,814

Net investment income (loss)	1,153,964

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(2,502,181)
Net capital gain distributions received	758,970

(1,743,211)

Net change in unrealized appreciation (depreciation) on investments	4,111,340

Net gain (loss) on investment transactions	2,368,129

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,522,093

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	611	340	7,803	—	—	—
Shareholder servicing fees	—	10	7,803	—	—	—
Registration fees	13,027	13,027	13,027	13,027	13,027	13,028
Transfer agent’s fees and expenses	84	601	12,223	47	452	1,187
Fee waiver and/or expense reimbursement	(13,282)	(13,803)	(42,779)	(13,090)	(14,014)	(193,343)

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2025 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,153,964	$1,040,001
Net realized gain (loss) on investment transactions	(2,502,181)	(1,132,568)
Net capital gain distributions received	758,970	1,461,984
Net change in unrealized appreciation (depreciation) on investments	4,111,340	839,486

Net increase (decrease) in net assets resulting from operations	3,522,093	2,208,903

Dividends and Distributions
Distributions from distributable earnings
Class R1	(505)	(21,333)
Class R2	(5,909)	(676)
Class R3	(365,778)	(256,516)
Class R4	(568)	(1,775)
Class R5	(13,119)	(2,238)
Class R6	(2,243,894)	(1,479,753)

	(2,629,773)	(1,762,291)

Fund share transactions
Net proceeds from shares sold	30,856,439	25,275,277
Net asset value of shares issued in reinvestment of dividends and distributions	2,629,773	1,762,291
Cost of shares reacquired	(13,669,340)	(10,309,438)

Net increase (decrease) in net assets from Fund share transactions	19,816,872	16,728,130

Total increase (decrease)	20,709,192	17,174,742

Net Assets:

Beginning of year	49,764,391	32,589,649

End of year	$70,473,583	$49,764,391

See Notes to Financial Statements.

86

Prudential Day One 2030 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	400,745	$4,332,058
PGIM Global Real Estate Fund (Class R6)	175,260	3,699,748
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	99,086	1,234,608
PGIM QMA Commodity Strategies Fund (Class R6)	298,096	2,486,120
PGIM QMA Emerging Markets Equity Fund (Class R6)	108,013	1,229,191
PGIM QMA International Developed Markets Index Fund (Class R6)	586,939	6,644,152
PGIM QMA Large-Cap Core Equity Fund (Class R6)	862,402	13,703,569
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	189,678	1,843,667
PGIM QMA US Broad Market Index Fund (Class R6)	504,346	7,464,317
PGIM TIPS Fund (Class R6)	754,821	8,061,484
PGIM Total Return Bond Fund (Class R6)	534,968	8,051,271

TOTAL LONG-TERM INVESTMENTS (cost $53,647,651)		58,750,185

SHORT-TERM INVESTMENT 5.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,110,824)	3,110,824	3,110,824

TOTAL INVESTMENTS 100.0% (cost $56,758,475)(w)		61,861,009
Other assets in excess of liabilities 0.0%		29,704

NET ASSETS 100.0%		$61,890,713

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2030 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$61,861,009	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	22.1%
TIPS	13.0
Total Return Bond	13.0
Broad Market	12.1
International Developed Markets	10.7
Core Bond	7.0
Real Estate	6.0
Short Term	5.1
Commodity	4.0
Mid Cap	3.0

Small Cap	2.0%
Emerging Markets	2.0

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

88

Prudential Day One 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $56,758,475)	$61,861,009
Receivable for Fund shares sold	217,317
Receivable for investments sold	173,708
Due from Manager	30,654
Prepaid expenses and other assets	20

Total Assets	62,282,708

Liabilities
Payable for investments purchased	303,784
Custodian and accounting fees payable	39,557
Audit fee payable	20,402
Accrued expenses and other liabilities	13,906
Payable for Fund shares reacquired	8,484
Affiliated transfer agent fee payable	2,638
Distribution fee payable	1,211
Affiliated shareholder servicing fees payable	1,102
Trustees’ fees payable	911

Total Liabilities	391,995

Net Assets	$61,890,713

Net assets were comprised of:
Shares of beneficial interest, at par	$5,367
Paid-in capital in excess of par	59,550,745
Total distributable earnings (loss)	2,334,601

Net assets, July 31, 2020	$61,890,713

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2030 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($38,326 ÷ 3,339 shares of beneficial interest issued and outstanding)	$11.48

Class R2
Net asset value, offering price and redemption price per share, ($4,896,162 ÷ 425,677 shares of beneficial interest issued and outstanding)	$11.50

Class R3
Net asset value, offering price and redemption price per share, ($2,416,282 ÷ 210,036 shares of beneficial interest issued and outstanding)	$11.50

Class R4
Net asset value, offering price and redemption price per share, ($13,616 ÷ 1,185 shares of beneficial interest issued and outstanding)	$11.49

Class R5
Net asset value, offering price and redemption price per share, ($3,221,688 ÷ 279,723 shares of beneficial interest issued and outstanding)	$11.52

Class R6
Net asset value, offering price and redemption price per share, ($51,304,639 ÷ 4,446,647 shares of beneficial interest issued and outstanding)	$11.54

See Notes to Financial Statements.

90

Prudential Day One 2030 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$1,035,657

Expenses
Management fee	9,842
Distribution fee(a)	12,385
Shareholder servicing fees (including affiliated expense of $5,932)(a)	6,006
Custodian and accounting fees	119,439
Registration fees(a)	78,182
Audit fee	20,402
Legal fees and expenses	18,089
Transfer agent’s fees and expenses (including affiliated expense of $14,799)(a)	15,725
Shareholders’ reports	11,713
Trustees’ fees	11,118
Miscellaneous	15,411

Total expenses	318,312
Less: Fee waiver and/or expense reimbursement(a)	(293,000)

Net expenses	25,312

Net investment income (loss)	1,010,345

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(2,456,728)
Net capital gain distributions received	732,510

(1,724,218)

Net change in unrealized appreciation (depreciation) on investments	3,702,761

Net gain (loss) on investment transactions	1,978,543

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,988,888

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	182	10,371	1,832	—	—	—
Shareholder servicing fees	25	4,149	1,832	—	—	—
Registration fees	13,030	13,030	13,030	13,030	13,030	13,032
Transfer agent’s fees and expenses	142	6,733	3,007	47	4,695	1,101
Fee waiver and/or expense reimbursement	(13,262)	(31,471)	(21,218)	(13,101)	(26,437)	(187,511)

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2030 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,010,345	$825,993
Net realized gain (loss) on investment transactions	(2,456,728)	(1,003,425)
Net capital gain distributions received	732,510	1,638,567
Net change in unrealized appreciation (depreciation) on investments	3,702,761	377,913

Net increase (decrease) in net assets resulting from operations	2,988,888	1,839,048

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,801)	(1,022)
Class R2	(188,791)	(115,451)
Class R3	(86,812)	(35,737)
Class R4	(650)	(28,267)
Class R5	(167,696)	(111,145)
Class R6	(2,106,131)	(1,208,259)

	(2,551,881)	(1,499,881)

Fund share transactions
Net proceeds from shares sold	25,310,544	22,859,015
Net asset value of shares issued in reinvestment of dividends and distributions	2,551,881	1,499,881
Cost of shares reacquired	(10,735,883)	(9,672,196)

Net increase (decrease) in net assets from Fund share transactions	17,126,542	14,686,700

Total increase (decrease)	17,563,549	15,025,867

Net Assets:

Beginning of year	44,327,164	29,301,297

End of year	$61,890,713	$44,327,164

See Notes to Financial Statements.

92

Prudential Day One 2035 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	233,428	$2,523,359
PGIM Global Real Estate Fund (Class R6)	119,104	2,514,277
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	80,804	1,006,819
PGIM QMA Commodity Strategies Fund (Class R6)	243,098	2,027,435
PGIM QMA Emerging Markets Equity Fund (Class R6)	132,126	1,503,595
PGIM QMA International Developed Markets Index Fund (Class R6)	565,665	6,403,332
PGIM QMA Large-Cap Core Equity Fund (Class R6)	863,131	13,715,153
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	206,242	2,004,675
PGIM QMA US Broad Market Index Fund (Class R6)	548,393	8,116,221
PGIM TIPS Fund (Class R6)	426,155	4,551,336
PGIM Total Return Bond Fund (Class R6)	335,577	5,050,438

TOTAL LONG-TERM INVESTMENTS (cost $45,576,451)		49,416,640

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,071,362)	1,071,362	1,071,362

TOTAL INVESTMENTS 100.0% (cost $46,647,813)(w)		50,488,002
Liabilities in excess of other assets (0.0)%		(21,565)

NET ASSETS 100.0%		$50,466,437

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2035 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$50,488,002	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	27.2%
Broad Market	16.1
International Developed Markets	12.7
Total Return Bond	10.0
TIPS	9.0
Core Bond	5.0
Real Estate	5.0
Commodity	4.0
Mid Cap	3.9
Emerging Markets	3.0

Short Term	2.1%
Small Cap	2.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

94

Prudential Day One 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $46,647,813)	$50,488,002
Receivable for investments sold	162,132
Receivable for Fund shares sold	126,543
Due from Manager	30,091

Total Assets	50,806,768

Liabilities
Payable for investments purchased	187,041
Payable for Fund shares reacquired	75,169
Custodian and accounting fees payable	39,612
Audit fee payable	20,402
Accrued expenses and other liabilities	13,415
Affiliated transfer agent fee payable	1,966
Affiliated shareholder servicing fees payable	1,129
Trustees’ fees payable	904
Distribution fee payable	693

Total Liabilities	340,331

Net Assets	$50,466,437

Net assets were comprised of:
Shares of beneficial interest, at par	$4,382
Paid-in capital in excess of par	48,789,141
Total distributable earnings (loss)	1,672,914

Net assets, July 31, 2020	$50,466,437

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share, ($25,171 ÷ 2,194 shares of beneficial interest issued and outstanding)	$11.47

Class R2
Net asset value, offering price and redemption price per share, ($324,141 ÷ 28,233 shares of beneficial interest issued and outstanding)	$11.48

Class R3
Net asset value, offering price and redemption price per share, ($7,298,499 ÷ 634,544 shares of beneficial interest issued and outstanding)	$11.50

Class R4
Net asset value, offering price and redemption price per share, ($12,975 ÷ 1,127 shares of beneficial interest issued and outstanding)	$11.51

Class R5
Net asset value, offering price and redemption price per share, ($146,571 ÷ 12,734 shares of beneficial interest issued and outstanding)	$11.51

Class R6
Net asset value, offering price and redemption price per share, ($42,659,080 ÷ 3,702,740 shares of beneficial interest issued and outstanding)	$11.52

See Notes to Financial Statements.

96

Prudential Day One 2035 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$720,169

Expenses
Management fee	7,189
Distribution fee(a)	7,681
Shareholder servicing fees (including affiliated expense of $6,768)(a)	7,035
Custodian and accounting fees	119,221
Registration fees(a)	78,155
Audit fee	20,402
Legal fees and expenses	18,055
Transfer agent’s fees and expenses (including affiliated expense of $11,797)(a)	12,883
Shareholders’ reports	11,539
Trustees’ fees	11,000
Miscellaneous	15,841

Total expenses	309,001
Less: Fee waiver and/or expense reimbursement(a)	(292,707)

Net expenses	16,294

Net investment income (loss)	703,875

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,814,030)
Net capital gain distributions received	515,119

(1,298,911)

Net change in unrealized appreciation (depreciation) on investments	2,957,926

Net gain (loss) on investment transactions	1,659,015

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,362,890

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	119	899	6,663	—	—	—
Shareholder servicing fees	12	360	6,663	—	—	—
Registration fees	13,026	13,026	13,026	13,026	13,026	13,025
Transfer agent’s fees and expenses	141	1,076	10,082	48	393	1,143
Fee waiver and/or expense reimbursement	(13,259)	(15,695)	(52,629)	(13,116)	(13,957)	(184,051)

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2035 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$703,875	$544,193
Net realized gain (loss) on investment transactions	(1,814,030)	(858,238)
Net capital gain distributions received	515,119	1,253,358
Net change in unrealized appreciation (depreciation) on investments	2,957,926	83,693

Net increase (decrease) in net assets resulting from operations	2,362,890	1,023,006

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,087)	(504)
Class R2	(17,401)	(15,170)
Class R3	(330,570)	(278,108)
Class R4	(623)	(2,341)
Class R5	(5,887)	(3,726)
Class R6	(1,424,727)	(955,310)

	(1,780,295)	(1,255,159)

Fund share transactions
Net proceeds from shares sold	25,126,229	15,152,438
Net asset value of shares issued in reinvestment of dividends and distributions	1,780,295	1,255,159
Cost of shares reacquired	(8,088,319)	(6,504,219)

Net increase (decrease) in net assets from Fund share transactions	18,818,205	9,903,378

Total increase (decrease)	19,400,800	9,671,225

Net Assets:
Beginning of year	31,065,637	21,394,412

End of year	$50,466,437	$31,065,637

See Notes to Financial Statements.

98

Prudential Day One 2040 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	159,917	$1,728,699
PGIM Global Real Estate Fund (Class R6)	101,993	2,153,081
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	103,795	1,293,281
PGIM QMA Commodity Strategies Fund (Class R6)	208,175	1,736,176
PGIM QMA Emerging Markets Equity Fund (Class R6)	188,586	2,146,106
PGIM QMA International Developed Markets Index Fund (Class R6)	558,902	6,326,772
PGIM QMA Large-Cap Core Equity Fund (Class R6)	711,759	11,309,850
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	309,060	3,004,066
PGIM QMA US Broad Market Index Fund (Class R6)	469,608	6,950,193
PGIM TIPS Fund (Class R6)	243,281	2,598,243
PGIM Total Return Bond Fund (Class R6)	229,897	3,459,952

TOTAL LONG-TERM INVESTMENTS (cost $39,435,377)		42,706,419

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $500,154)	500,154	500,154

TOTAL INVESTMENTS 100.1% (cost $39,935,531)(w)		43,206,573
Liabilities in excess of other assets (0.1)%		(32,520)

NET ASSETS 100.0%		$43,174,053

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2040 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$43,206,573	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	26.2%
Broad Market	16.1
International Developed Markets	14.6
Total Return Bond	8.0
Mid Cap	7.0
TIPS	6.0
Real Estate	5.0
Emerging Markets	5.0
Commodity	4.0

Core Bond	4.0%
Small Cap	3.0
Short Term	1.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

100

Prudential Day One 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $39,935,531)	$43,206,573
Receivable for investments sold	205,763
Receivable for Fund shares sold	57,060
Due from Manager	31,142
Prepaid expenses and other assets	8

Total Assets	43,500,546

Liabilities
Payable for investments purchased	247,766
Custodian and accounting fees payable	39,611
Audit fee payable	20,402
Accrued expenses and other liabilities	13,125
Affiliated transfer agent fee payable	2,893
Trustees’ fees payable	904
Distribution fee payable	894
Affiliated shareholder servicing fees payable	820
Payable for Fund shares reacquired	78

Total Liabilities	326,493

Net Assets	$43,174,053

Net assets were comprised of:
Shares of beneficial interest, at par	$3,727
Paid-in capital in excess of par	41,734,087
Total distributable earnings (loss)	1,436,239

Net assets, July 31, 2020	$43,174,053

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2040 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share ,
($21,887 ÷ 1,898 shares of beneficial interest issued and outstanding)	$11.53

Class R2
Net asset value, offering price and redemption price per share ,
($3,500,733 ÷ 303,121 shares of beneficial interest issued and outstanding)	$11.55

Class R3
Net asset value, offering price and redemption price per share ,
($2,186,984 ÷ 189,097 shares of beneficial interest issued and outstanding)	$11.57

Class R4
Net asset value, offering price and redemption price per share ,
($17,401 ÷ 1,503 shares of beneficial interest issued and outstanding)	$11.58

Class R5
Net asset value, offering price and redemption price per share ,
($6,113,856 ÷ 527,934 shares of beneficial interest issued and outstanding)	$11.58

Class R6
Net asset value, offering price and redemption price per share ,
($31,333,192 ÷ 2,702,951 shares of beneficial interest issued and outstanding)	$11.59

See Notes to Financial Statements.

102

Prudential Day One 2040 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$620,521

Expenses
Management fee	6,302
Distribution fee(a)	8,923
Shareholder servicing fees (including affiliated expense of $4,460)(a)	4,571
Custodian and accounting fees	119,280
Registration fees(a)	78,162
Audit fee	20,402
Transfer agent’s fees and expenses (including affiliated expense of $17,032)(a)	18,176
Legal fees and expenses	18,052
Trustees’ fees	10,990
Shareholders’ reports	10,937
Miscellaneous	15,706

Total expenses	311,501
Less: Fee waiver and/or expense reimbursement(a)	(300,103)

Net expenses	11,398

Net investment income (loss)	609,123

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,703,287)
Net capital gain distributions received	443,731

(1,259,556)

Net change in unrealized appreciation (depreciation) on investments	2,488,456

Net gain (loss) on investment transactions	1,228,900

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,838,023

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	90	7,113	1,720	—	—	—
Shareholder servicing fees	6	2,845	1,720	—	—	—
Registration fees	13,027	13,027	13,027	13,027	13,027	13,027
Transfer agent’s fees and expenses	90	4,836	2,866	60	9,196	1,128
Fee waiver and/or expense reimbursement	(13,204)	(33,429)	(25,301)	(13,145)	(54,995)	(160,029)

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2040 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$609,123	$454,386
Net realized gain (loss) on investment transactions	(1,703,287)	(526,698)
Net capital gain distributions received	443,731	1,147,991
Net change in unrealized appreciation (depreciation) on investments	2,488,456	(127,583)

Net increase (decrease) in net assets resulting from operations	1,838,023	948,096

Dividends and Distributions
Distributions from distributable earnings
Class R1	(819)	(501)
Class R2	(139,003)	(59,712)
Class R3	(86,591)	(29,211)
Class R4	(654)	(1,838)
Class R5	(322,588)	(246,402)
Class R6	(1,062,118)	(617,891)

	(1,611,773)	(955,555)

Fund share transactions
Net proceeds from shares sold	20,001,684	10,251,967
Net asset value of shares issued in reinvestment of dividends and distributions	1,611,773	955,555
Cost of shares reacquired	(6,416,908)	(3,942,783)

Net increase (decrease) in net assets from Fund share transactions	15,196,549	7,264,739

Total increase (decrease)	15,422,799	7,257,280

Net Assets:
Beginning of year	27,751,254	20,493,974

End of year	$43,174,053	$27,751,254

See Notes to Financial Statements.

104

Prudential Day One 2045 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	82,307	$889,737
PGIM Global Real Estate Fund (Class R6)	69,994	1,477,575
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	94,973	1,183,366
PGIM QMA Commodity Strategies Fund (Class R6)	107,144	893,579
PGIM QMA Emerging Markets Equity Fund (Class R6)	155,304	1,767,363
PGIM QMA International Developed Markets Index Fund (Class R6)	460,295	5,210,536
PGIM QMA Large-Cap Core Equity Fund (Class R6)	488,436	7,761,248
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	242,398	2,356,110
PGIM QMA US Broad Market Index Fund (Class R6)	342,406	5,067,602
PGIM TIPS Fund (Class R6)	55,650	594,347
PGIM Total Return Bond Fund (Class R6)	157,766	2,374,371

TOTAL LONG-TERM INVESTMENTS (cost $27,442,878)		29,575,834

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $71,499)	71,499	71,499

TOTAL INVESTMENTS 100.2% (cost $27,514,377)(w)		29,647,333
Liabilities in excess of other assets (0.2)%		(46,652)

NET ASSETS 100.0%		$29,600,681

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2045 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$29,647,333	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	26.2%
International Developed Markets	17.6
Broad Market	17.1
Total Return Bond	8.0
Mid Cap	8.0
Emerging Markets	6.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0

Core Bond	3.0%
TIPS	2.0
Short Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

106

Prudential Day One 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $27,514,377)	$29,647,333
Receivable for investments sold	138,538
Receivable for Fund shares sold	86,701
Due from Manager	31,163

Total Assets	29,903,735

Liabilities
Payable for investments purchased	220,605
Custodian and accounting fees payable	39,628
Audit fee payable	20,402
Accrued expenses and other liabilities	13,917
Payable for Fund shares reacquired	3,162
Affiliated transfer agent fee payable	2,333
Affiliated shareholder servicing fees payable	1,337
Trustees’ fees payable	900
Distribution fee payable	770

Total Liabilities	303,054

Net Assets	$29,600,681

Net assets were comprised of:
Shares of beneficial interest, at par	$2,598
Paid-in capital in excess of par	28,961,036
Total distributable earnings (loss)	637,047

Net assets, July 31, 2020	$29,600,681

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share , ($14,383 ÷ 1,268 shares of beneficial interest issued and outstanding)	$11.34

Class R2
Net asset value, offering price and redemption price per share , ($219,510 ÷ 19,319 shares of beneficial interest issued and outstanding)	$11.36

Class R3
Net asset value, offering price and redemption price per share , ($8,749,973 ÷ 769,758 shares of beneficial interest issued and outstanding)	$11.37

Class R4
Net asset value, offering price and redemption price per share , ($31,592 ÷ 2,778 shares of beneficial interest issued and outstanding)	$11.37

Class R5
Net asset value, offering price and redemption price per share , ($406,888 ÷ 35,728 shares of beneficial interest issued and outstanding)	$11.39

Class R6
Net asset value, offering price and redemption price per share , ($20,178,335 ÷ 1,768,872 shares of beneficial interest issued and outstanding)	$11.41

See Notes to Financial Statements.

108

Prudential Day One 2045 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$392,713

Expenses
Management fee	4,020
Distribution fee(a)	8,328
Shareholder servicing fees (including affiliated expense of $7,848)(a)	7,906
Custodian and accounting fees	119,113
Registration fees(a)	77,808
Audit fee	20,402
Legal fees and expenses	18,019
Transfer agent’s fees and expenses (including affiliated expense of $13,632)(a)	14,410
Shareholders’ reports	11,862
Trustees’ fees	10,890
Commitment fee on syndicated credit agreement	2,400
Insurance expense	1,000
Miscellaneous	12,293

Total expenses	308,451
Less: Fee waiver and/or expense reimbursement(a)	(292,904)

Net expenses	15,547

Net investment income (loss)	377,166

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,279,664)
Net capital gain distributions received	275,962

(1,003,702)

Net change in unrealized appreciation (depreciation) on investments	1,654,041

Net gain (loss) on investment transactions	650,339

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,027,505

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	67	381	7,880	—	—	—
Shareholder servicing fees	—	26	7,880	—	—	—
Registration fees	12,968	12,968	12,968	12,968	12,968	12,968
Transfer agent’s fees and expenses	76	629	11,899	150	639	1,017
Fee waiver and/or expense reimbursement	(13,152)	(14,853)	(97,091)	(13,364)	(16,009)	(138,435)

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2045 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$377,166	$275,343
Net realized gain (loss) on investment transactions	(1,279,664)	(420,494)
Net capital gain distributions received	275,962	768,445
Net change in unrealized appreciation (depreciation) on investments	1,654,041	(101,765)

Net increase (decrease) in net assets resulting from operations	1,027,505	521,529

Dividends and Distributions
Distributions from distributable earnings
Class R1	(668)	(553)
Class R2	(5,365)	(1,341)
Class R3	(419,508)	(314,504)
Class R4	(1,625)	(13,084)
Class R5	(12,197)	(4,282)
Class R6	(608,919)	(429,583)

	(1,048,282)	(763,347)

Fund share transactions
Net proceeds from shares sold	16,153,668	6,940,190
Net asset value of shares issued in reinvestment of dividends and distributions	1,048,282	763,347
Cost of shares reacquired	(5,135,224)	(3,511,127)

Net increase (decrease) in net assets from Fund share transactions	12,066,726	4,192,410

Total increase (decrease)	12,045,949	3,950,592

Net Assets:
Beginning of year	17,554,732	13,604,140

End of year	$29,600,681	$17,554,732

See Notes to Financial Statements.

110

Prudential Day One 2050 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	35,574	$384,555
PGIM Global Real Estate Fund (Class R6)	45,379	957,942
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	61,573	767,202
PGIM QMA Commodity Strategies Fund (Class R6)	69,464	579,331
PGIM QMA Emerging Markets Equity Fund (Class R6)	117,468	1,336,780
PGIM QMA International Developed Markets Index Fund (Class R6)	314,989	3,565,677
PGIM QMA Large-Cap Core Equity Fund (Class R6)	316,667	5,031,838
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	176,795	1,718,448
PGIM QMA US Broad Market Index Fund (Class R6)	221,991	3,285,464
PGIM TIPS Fund (Class R6)	18,040	192,665
PGIM Total Return Bond Fund (Class R6)	89,497	1,346,926

TOTAL LONG-TERM INVESTMENTS (cost $17,812,498)		19,166,828

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $65,391)	65,391	65,391

TOTAL INVESTMENTS 100.3% (cost $17,877,889)(w)		19,232,219
Liabilities in excess of other assets (0.3)%		(49,223)

NET ASSETS 100.0%		$19,182,996

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2050 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$19,232,219	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	26.2%
International Developed Markets	18.6
Broad Market	17.1
Mid Cap	9.0
Total Return Bond	7.0
Emerging Markets	7.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0

Core Bond	2.0%
TIPS	1.0
Short Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

112

Prudential Day One 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $17,877,889)	$19,232,219
Receivable for investments sold	100,698
Receivable for Fund shares sold	56,618
Due from Manager	26,918

Total Assets	19,416,453

Liabilities
Payable for investments purchased	114,496
Payable for Fund shares reacquired	41,692
Custodian and accounting fees payable	39,690
Audit fee payable	20,402
Accrued expenses and other liabilities	13,110
Affiliated transfer agent fee payable	1,581
Trustees’ fees payable	900
Distribution fee payable	825
Affiliated shareholder servicing fees payable	761

Total Liabilities	233,457

Net Assets	$19,182,996

Net assets were comprised of:
Shares of beneficial interest, at par	$1,661
Paid-in capital in excess of par	18,587,210
Total distributable earnings (loss)	594,125

Net assets, July 31, 2020	$19,182,996

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2050 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share,
($33,255 ÷ 2,894 shares of beneficial interest issued and outstanding)	$11.49

Class R2
Net asset value, offering price and redemption price per share,
($3,109,591 ÷ 270,050 shares of beneficial interest issued and outstanding)	$11.51

Class R3
Net asset value, offering price and redemption price per share,
($2,212,278 ÷ 191,829 shares of beneficial interest issued and outstanding)	$11.53

Class R4
Net asset value, offering price and redemption price per share,
($12,927 ÷ 1,123 shares of beneficial interest issued and outstanding)	$11.51

Class R5
Net asset value, offering price and redemption price per share,
($777,757 ÷ 67,405 shares of beneficial interest issued and outstanding)	$11.54

Class R6
Net asset value, offering price and redemption price per share,
($13,037,188 ÷ 1,127,276 shares of beneficial interest issued and outstanding)	$11.57

See Notes to Financial Statements.

114

Prudential Day One 2050 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$261,475

Expenses
Management fee	2,622
Distribution fee(a)	7,953
Shareholder servicing fees (including affiliated expense of $3,874)(a)	4,065
Custodian and accounting fees	119,307
Registration fees(a)	78,128
Audit fee	20,402
Legal fees and expenses	18,019
Trustees’ fees	10,890
Shareholders’ reports	10,369
Transfer agent’s fees and expenses (including affiliated expense of $8,377)(a)	9,148
Miscellaneous	15,657

Total expenses	296,560
Less: Fee waiver and/or expense reimbursement(a)	(287,684)

Net expenses	8,876

Net investment income (loss)	252,599

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(665,096)
Net capital gain distributions received	179,910

(485,186)

Net change in unrealized appreciation (depreciation) on investments	1,030,836

Net gain (loss) on investment transactions	545,650

Net Increase (Decrease) In Net Assets Resulting From Operations	$798,249

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	271	6,118	1,564	—	—	—
Shareholder servicing fees	54	2,447	1,564	—	—	—
Registration fees	12,968	12,968	12,968	12,968	12,968	13,288
Transfer agent’s fees and expenses	162	4,340	2,504	50	1,195	897
Fee waiver and/or expense reimbursement	(13,949)	(52,579)	(37,939)	(13,185)	(24,669)	(145,363)

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2050 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$252,599	$139,689
Net realized gain (loss) on investment transactions	(665,096)	(249,769)
Net capital gain distributions received	179,910	382,816
Net change in unrealized appreciation (depreciation) on investments	1,030,836	32,598

Net increase (decrease) in net assets resulting from operations	798,249	305,334

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,410)	(5,279)
Class R2	(104,528)	(50,175)
Class R3	(67,470)	(20,972)
Class R4	(580)	(504)
Class R5	(34,997)	(25,567)
Class R6	(378,958)	(211,035)

	(587,943)	(313,532)

Fund share transactions
Net proceeds from shares sold	10,623,834	6,485,384
Net asset value of shares issued in reinvestment of dividends and distributions	587,943	313,532
Cost of shares reacquired	(3,211,953)	(1,892,738)

Net increase (decrease) in net assets from Fund share transactions	7,999,824	4,906,178

Total increase (decrease)	8,210,130	4,897,980

Net Assets:
Beginning of year	10,972,866	6,074,886

End of year	$19,182,996	$10,972,866

See Notes to Financial Statements.

116

Prudential Day One 2055 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	25,147	$530,862
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	42,652	531,446
PGIM QMA Commodity Strategies Fund (Class R6)	38,493	321,033
PGIM QMA Emerging Markets Equity Fund (Class R6)	74,398	846,650
PGIM QMA International Developed Markets Index Fund (Class R6)	192,956	2,184,266
PGIM QMA Large-Cap Core Equity Fund (Class R6)	168,728	2,681,080
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	108,863	1,058,145
PGIM QMA US Broad Market Index Fund (Class R6)	115,778	1,713,516
PGIM Total Return Bond Fund (Class R6)	49,596	746,423

TOTAL LONG-TERM INVESTMENTS (cost $9,773,095)		10,613,421

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $54,109)	54,109	54,109

TOTAL INVESTMENTS 100.4% (cost $9,827,204)(w)		10,667,530
Liabilities in excess of other assets (0.4)%		(45,165)

NET ASSETS 100.0%		$10,622,365

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2055 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$10,667,530	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	25.2%
International Developed Markets	20.6
Broad Market	16.1
Mid Cap	10.0
Emerging Markets	8.0
Total Return Bond	7.0
Small Cap	5.0
Real Estate	5.0

Commodity	3.0%
Short Term	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

118

Prudential Day One 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets
Affiliated investments (cost $9,827,204)	$10,667,530
Receivable for Fund shares sold	60,340
Receivable for investments sold	49,531
Due from Manager	30,409

Total Assets	10,807,810

Liabilities
Payable for investments purchased	109,156
Custodian and accounting fees payable	39,716
Audit fee payable	20,402
Accrued expenses and other liabilities	12,717
Affiliated transfer agent fee payable	1,343
Trustees’ fees payable	900
Affiliated shareholder servicing fees payable	734
Distribution fee payable	436
Payable for Fund shares reacquired	41

Total Liabilities	185,445

Net Assets	$10,622,365

Net assets were comprised of:
Shares of beneficial interest, at par	$934
Paid-in capital in excess of par	10,458,917
Total distributable earnings (loss)	162,514

Net assets, July 31, 2020	$10,622,365

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2055 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1
Net asset value, offering price and redemption price per share,
($13,666 ÷ 1,206 shares of beneficial interest issued and outstanding)	$11.33

Class R2
Net asset value, offering price and redemption price per share,
($141,934 ÷ 12,498 shares of beneficial interest issued and outstanding)	$11.36

Class R3
Net asset value, offering price and redemption price per share,
($4,866,907 ÷ 428,474 shares of beneficial interest issued and outstanding)	$11.36

Class R4
Net asset value, offering price and redemption price per share,
($13,004 ÷ 1,144 shares of beneficial interest issued and outstanding)	$11.37

Class R5
Net asset value, offering price and redemption price per share,
($135,586 ÷ 11,913 shares of beneficial interest issued and outstanding)	$11.38

Class R6
Net asset value, offering price and redemption price per share,
($5,451,268 ÷ 479,067 shares of beneficial interest issued and outstanding)	$11.38

See Notes to Financial Statements.

120

Prudential Day One 2055 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$173,502

Expenses
Management fee	1,740
Distribution fee(a)	4,420
Shareholder servicing fees (including affiliated expense of $4,118)(a)	4,148
Custodian and accounting fees	119,359
Registration fees(a)	77,808
Audit fee	20,402
Legal fees and expenses	18,007
Trustees’ fees	10,850
Shareholders’ reports	10,593
Transfer agent’s fees and expenses (including affiliated expense of $7,566)(a)	8,317
Miscellaneous	15,514

Total expenses	291,158
Less: Fee waiver and/or expense reimbursement(a)	(284,639)

Net expenses	6,519

Net investment income (loss)	166,983

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(557,257)
Net capital gain distributions received	114,219

(443,038)

Net change in unrealized appreciation (depreciation) on investments	665,115

Net gain (loss) on investment transactions	222,077

Net Increase (Decrease) In Net Assets Resulting From Operations	$389,060

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	72	208	4,140	—	—	—
Shareholder servicing fees	2	6	4,140	—	—	—
Registration fees	12,968	12,968	12,968	12,968	12,968	12,968
Transfer agent’s fees and expenses	80	761	6,332	47	329	768
Fee waiver and/or expense reimbursement	(13,355)	(15,476)	(110,735)	(13,279)	(15,750)	(116,044)

See Notes to Financial Statements.

Prudential Day One Funds	121

Prudential Day One 2055 Fund

Statements of Changes in Net Assets

	Year Ended July 31,
	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,983	$111,868
Net realized gain (loss) on investment transactions	(557,257)	(193,726)
Net capital gain distributions received	114,219	328,773
Net change in unrealized appreciation (depreciation) on investments	665,115	(92,821)

Net increase (decrease) in net assets resulting from operations	389,060	154,094

Dividends and Distributions
Distributions from distributable earnings
Class R1	(727)	(720)
Class R2	(3,221)	(1,666)
Class R3	(208,411)	(163,072)
Class R4	(658)	(831)
Class R5	(5,946)	(1,643)
Class R6	(222,386)	(170,969)

	(441,349)	(338,901)

Fund share transactions
Net proceeds from shares sold	5,101,081	2,799,993
Net asset value of shares issued in reinvestment of dividends and distributions	441,349	338,901
Cost of shares reacquired	(2,382,606)	(1,144,621)

Net increase (decrease) in net assets from Fund share transactions	3,159,824	1,994,273

Total increase (decrease)	3,107,535	1,809,466

Net Assets:
Beginning of year	7,514,830	5,705,364

End of year	$10,622,365	$7,514,830

See Notes to Financial Statements.

122

Prudential Day One 2060 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	9,117	$192,451
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	15,462	192,662
PGIM QMA Commodity Strategies Fund (Class R6)	13,955	116,382
PGIM QMA Emerging Markets Equity Fund (Class R6)	30,341	345,281
PGIM QMA International Developed Markets Index Fund (Class R6)	76,618	867,317
PGIM QMA Large-Cap Core Equity Fund (Class R6)	61,168	971,956
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	39,467	383,624
PGIM QMA US Broad Market Index Fund (Class R6)	41,973	621,196
PGIM Total Return Bond Fund (Class R6)	10,274	154,623

TOTAL LONG-TERM INVESTMENTS (cost $3,554,201)		3,845,492

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $47,491)	47,491	47,491

TOTAL INVESTMENTS 101.1% (cost $3,601,692)(w)		3,892,983
Liabilities in excess of other assets (1.1)%		(44,244)

NET ASSETS 100.0%		$3,848,739

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	123

Prudential Day One 2060 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$3,892,983	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	25.3%
International Developed Markets	22.5
Broad Market	16.1
Mid Cap	10.0
Emerging Markets	9.0
Small Cap	5.0
Real Estate	5.0
Total Return Bond	4.0

Commodity	3.0%
Short Term	1.2

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

124

Prudential Day One 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets

Affiliated investments (cost $3,601,692)	$3,892,983
Due from Manager	30,243
Receivable for Fund shares sold	21,726
Receivable for investments sold	13,770

Total Assets	3,958,722

Liabilities

Custodian and accounting fees payable	39,753
Payable for investments purchased	35,009
Audit fee payable	20,402
Accrued expenses and other liabilities	12,864
Trustees’ fees payable	900
Affiliated transfer agent fee payable	531
Distribution fee payable	237
Affiliated shareholder servicing fees payable	218
Payable for Fund shares reacquired	69

Total Liabilities	109,983

Net Assets	$3,848,739

Net assets were comprised of:
Shares of beneficial interest, at par	$333
Paid-in capital in excess of par	3,779,754
Total distributable earnings (loss)	68,652

Net assets, July 31, 2020	$3,848,739

See Notes to Financial Statements.

Prudential Day One Funds	125

Prudential Day One 2060 Fund

Statement of Assets & Liabilities  (continued)

as of July 31, 2020

Class R1

Net asset value, offering price and redemption price per share,
($12,664 ÷ 1,102 shares of beneficial interest issued and outstanding)	$11.49

Class R2

Net asset value, offering price and redemption price per share,
($888,902 ÷ 77,168 shares of beneficial interest issued and outstanding)	$11.52

Class R3

Net asset value, offering price and redemption price per share,
($685,276 ÷ 59,337 shares of beneficial interest issued and outstanding)	$11.55

Class R4

Net asset value, offering price and redemption price per share,
($12,897 ÷ 1,116 shares of beneficial interest issued and outstanding)	$11.56

Class R5

Net asset value, offering price and redemption price per share,
($95,215 ÷ 8,230 shares of beneficial interest issued and outstanding)	$11.57

Class R6

Net asset value, offering price and redemption price per share,
($2,153,785 ÷ 185,996 shares of beneficial interest issued and outstanding)	$11.58

See Notes to Financial Statements.

126

Prudential Day One 2060 Fund

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)

Affiliated dividend income	$54,129

Expenses
Management fee	560
Distribution fee(a)	1,979
Shareholder servicing fees (including affiliated expense of $984)(a)	1,037
Custodian and accounting fees	119,274
Registration fees(a)	77,807
Audit fee	20,402
Legal fees and expenses	17,992
Trustees’ fees	10,800
Shareholders’ reports	10,168
Transfer agent’s fees and expenses (including affiliated expense of $2,774)(a)	3,554
Miscellaneous	14,812

Total expenses	278,385
Less: Fee waiver and/or expense reimbursement(a)	(276,510)

Net expenses	1,875

Net investment income (loss)	52,254

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(183,884)
Net capital gain distributions received	33,904

(149,980)

Net change in unrealized appreciation (depreciation) on investments	233,729

Net gain (loss) on investment transactions	83,749

Net Increase (Decrease) In Net Assets Resulting From Operations	$136,003

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	61	1,468	450	—	—	—
Shareholder servicing fees	—	587	450	—	—	—
Registration fees	12,968	12,968	12,968	12,968	12,968	12,967
Transfer agent’s fees and expenses	42	1,531	913	47	295	726
Fee waiver and/or expense reimbursement	(13,846)	(54,587)	(44,473)	(13,864)	(19,064)	(130,676)

See Notes to Financial Statements.

Prudential Day One Funds	127

Prudential Day One 2060 Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$52,254	$24,188
Net realized gain (loss) on investment transactions	(183,884)	(62,776)
Net capital gain distributions received	33,904	72,543
Net change in unrealized appreciation (depreciation) on investments	233,729	25,847

Net increase (decrease) in net assets resulting from operations	136,003	59,802

Dividends and Distributions
Distributions from distributable earnings
Class R1	(493)	(430)
Class R2	(21,784)	(7,416)
Class R3	(16,672)	(5,954)
Class R4	(527)	(531)
Class R5	(3,345)	(1,369)
Class R6	(69,384)	(41,918)

	(112,205)	(57,618)

Fund share transactions
Net proceeds from shares sold	2,601,249	1,819,374
Net asset value of shares issued in reinvestment of dividends and distributions	112,205	57,618
Cost of shares reacquired	(1,071,465)	(405,229)

Net increase (decrease) in net assets from Fund share transactions	1,641,989	1,471,763

Total increase (decrease)	1,665,787	1,473,947

Net Assets:

Beginning of year	2,182,952	709,005

End of year	$3,848,739	$2,182,952

See Notes to Financial Statements.

128

Prudential Day One 2065 Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	456	$9,619
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	773	9,629
PGIM QMA Commodity Strategies Fund (Class R6)	697	5,817
PGIM QMA Emerging Markets Equity Fund (Class R6)	1,516	17,258
PGIM QMA International Developed Markets Index Fund (Class R6)	3,995	45,225
PGIM QMA Large-Cap Core Equity Fund (Class R6)	3,057	48,580
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	1,972	19,172
PGIM QMA US Broad Market Index Fund (Class R6)	2,098	31,048
PGIM Total Return Bond Fund (Class R6)	385	5,796

TOTAL LONG-TERM INVESTMENTS (cost $187,655)		192,144

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $193)	193	193

TOTAL INVESTMENTS 100.0% (cost $187,848)(w)		192,337
Liabilities in excess of other assets (0.0)%		(30)

NET ASSETS 100.0%		$192,307

Below is a list of the abbreviation(s) used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	129

Prudential Day One 2065 Fund

Schedule of Investments (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$192,337	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	25.3%
International Developed Markets	23.5
Broad Market	16.1
Mid Cap	10.0
Emerging Markets	9.0
Small Cap	5.0
Real Estate	5.0
Commodity	3.0
Total Return Bond	3.0
Short Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

130

Prudential Day One 2065 Fund

Statement of Assets & Liabilities

as of July 31, 2020

Assets

Affiliated investments (cost $187,848)	$192,337
Due from Manager	52,098
Receivable for investments sold	1,098
Receivable for Fund shares sold	40

Total Assets	245,573

Liabilities

Audit fee payable	20,402
Custodian and accounting fees payable	20,205
Shareholders’ reports payable	4,957
Legal fees and expenses payable	3,799
Accrued expenses and other liabilities	1,778
Payable for investments purchased	1,114
Trustees’ fees payable	900
Affiliated transfer agent fee payable	86
Payable for Fund shares reacquired	17
Distribution fee payable	8

Total Liabilities	53,266

Net Assets	$192,307

Net assets were comprised of:
Shares of beneficial interest, at par	$20
Paid-in capital in excess of par	193,416
Total distributable earnings (loss)	(1,129)

Net assets, July 31, 2020	$192,307

See Notes to Financial Statements.

Prudential Day One Funds	131

Prudential Day One 2065 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2020

Class R1

Net asset value, offering price and redemption price per share, ($9,607 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.56

Class R2

Net asset value, offering price and redemption price per share, ($11,597 ÷ 1,211 shares of beneficial interest issued and outstanding)	$9.58

Class R3

Net asset value, offering price and redemption price per share, ($9,631 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.59

Class R4

Net asset value, offering price and redemption price per share, ($9,637 ÷ 1,005 shares of beneficial interest issued and outstanding)	$9.59

Class R5

Net asset value, offering price and redemption price per share, ($10,661 ÷ 1,111 shares of beneficial interest issued and outstanding)	$9.60

Class R6

Net asset value, offering price and redemption price per share, ($141,174 ÷ 14,697 shares of beneficial interest issued and outstanding)	$9.61

See Notes to Financial Statements.

132

Prudential Day One 2065 Fund

Statement of Operations

Period* Ended July 31, 2020

Net Investment Income (Loss)

Affiliated dividend income	$279

Expenses
Management fee	15
Distribution fee(a)	51
Registration fees(a)	115,254
Custodian and accounting fees	40,048
Legal fees and expenses	20,483
Audit fee	20,402
Shareholders’ reports	8,952
Trustees’ fees	6,300
Transfer agent’s fees and expenses (including affiliated expense of $ 421)(a)	584
Miscellaneous	7,861

Total expenses	219,950
Less: Fee waiver and/or expense reimbursement(a)	(219,914)

Net expenses	36

Net investment income (loss)	243

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(5,872)
Net capital gain distributions received	285

(5,587)

Net change in unrealized appreciation (depreciation) on investments	4,489

Net gain (loss) on investment transactions	(1,098)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(855)

*	Commencement of operations was December 16, 2019.
(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	29	16	6	—	—	—
Registration fees	19,209	19,209	19,209	19,209	19,209	19,209
Transfer agent’s fees and expenses	36	68	36	36	58	350
Fee waiver and/or expense reimbursement	(27,693)	(28,592)	(27,701)	(27,704)	(28,264)	(79,960)

See Notes to Financial Statements.

Prudential Day One Funds	133

Prudential Day One 2065 Fund

Statement of Changes in Net Assets

December 16, 2019* through July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$243
Net realized gain (loss) on investment transactions	(5,872)
Net capital gain distributions received	285
Net change in unrealized appreciation (depreciation) on investments	4,489

Net increase (decrease) in net assets resulting from operations	(855)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(46)
Class R2	(47)
Class R3	(48)
Class R4	(48)
Class R5	(49)
Class R6	(49)

(287)

Fund share transactions
Net proceeds from shares sold	195,364
Net asset value of shares issued in reinvestment of dividends and distributions	287
Cost of shares reacquired	(2,202)

Net increase (decrease) in net assets from Fund share transactions	193,449

Total increase (decrease)	192,307

Net Assets:
Beginning of period	—

End of period	$192,307

*	Commencement of operations.

See Notes to Financial Statements.

134

Notes to Financial Statements

1. Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund.

These financial statements relate only to the Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund and Prudential Day One 2065 Fund (each a “Fund” and collectively referred to as the “Day One Funds”).

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM mutual fund family (each, an “underlying fund”). Each of the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

2. Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the

Prudential Day One Funds	135

Notes to Financial Statements (continued)

“Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Funds shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end (other than exchange-traded mutual funds) funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

136

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Day One Funds. The Manager administers the corporate affairs of the Day One Funds and, in connection therewith, furnishes the Day One Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Day One Funds’ custodian, and the Day One Funds’ transfer agent. The Manager is also responsible for the

Prudential Day One Funds	137

Notes to Financial Statements (continued)

staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Day One Funds. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Day One Funds, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. The Manager pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. As such, expenses waived/reimbursed may exceed total Fund expenses.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4,

138

Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

PMFS serves as the Day One Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Day One Funds’ investment in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2020, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$12,891,575	$7,573,996
Prudential Day One 2015 Fund	9,302,817	8,360,350

Prudential Day One Funds	139

Notes to Financial Statements (continued)

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One 2020 Fund	$39,420,507	$26,969,617
Prudential Day One 2025 Fund	47,190,857	29,541,149
Prudential Day One 2030 Fund	41,028,422	25,590,310
Prudential Day One 2035 Fund	33,814,526	15,957,642
Prudential Day One 2040 Fund	28,172,351	13,700,731
Prudential Day One 2045 Fund	21,007,338	9,346,519
Prudential Day One 2050 Fund	13,335,263	5,498,214
Prudential Day One 2055 Fund	6,880,402	3,883,629
Prudential Day One 2060 Fund	2,862,655	1,248,209
Prudential Day One 2065 Fund	219,302	25,775

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2020, is presented as follows:

Prudential Day One Income Fund:

Value, Beginning of Year	Cost of Purchases*	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$1,400,314	$2,921,546	$1,067,195	$143,262	$10,653	$3,408,580	315,317	$47,510	$—

PGIM Core Ultra Short Bond Fund
1,098,835	2,701,211	1,634,469	—	—	2,165,577	2,165,577	18,614	—

PGIM Global Real Estate Fund (Class R6)
592,579	1,416,071	636,549	2,764	(101,275)	1,273,590	60,331	34,327	42,834

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
98,355	246,531	145,937	35,637	(22,075)	212,511	17,056	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
497,899	940,776	294,167	(5,572)	(69,074)	1,069,862	128,281	5,140	—

PGIM QMA International Developed Markets Index Fund (Class R6)
493,674	985,193	414,507	29,775	(54,275)	1,039,860	91,860	12,944	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,083,861	2,454,974	1,240,743	283,704	(223,169)	2,358,627	148,435	15,641	28,472

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
98,531	273,290	149,748	23,703	(34,188)	211,588	21,768	983	—

PGIM QMA US Broad Market Index Fund (Class R6)
591,206	1,288,830	666,856	93,574	(22,038)	1,284,716	86,805	9,313	670

PGIM TIPS Fund (Class R6)
2,604,862	3,946,195	1,915,475	253,863	20,620	4,910,065	459,744	39,234	—

140

Prudential Day One Income Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases*	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$1,503,904	$2,854,414	$1,042,819	$96,579	$(1,007)	$3,411,071	226,649	$72,988	$49,404

$10,064,020	$20,029,031	$9,208,465	$957,289	$(495,828)	$21,346,047		$256,694	$121,380

* A portion of the amount represents merger activity during the reporting period.

Prudential Day One 2015 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$1,457,338	$1,237,905	$1,075,774	$104,310	$8,485	$1,732,264	160,246	$41,241	$—

PGIM Core Ultra Short Bond Fund
1,074,467	1,374,438	1,288,427	—	—	1,160,478	1,160,478	17,468	—

PGIM Global Real Estate Fund (Class R6)
664,422	819,103	614,493	(3,441)	(125,926)	739,665	35,039	37,501	55,680

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
110,296	147,869	140,380	28,700	(23,064)	123,421	9,905	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
558,103	484,248	338,744	(11,351)	(70,904)	621,352	74,503	6,657	—

PGIM QMA International Developed Markets Index Fund (Class R6)
664,241	622,794	527,805	44,911	(79,440)	724,701	64,019	20,116	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,436,340	1,558,508	1,515,519	270,804	(255,772)	1,494,361	94,044	24,114	43,895

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
220,972	336,436	284,682	41,971	(68,928)	245,769	25,285	2,564	—

PGIM QMA US Broad Market Index Fund (Class R6)
773,424	828,785	782,771	92,194	(41,146)	870,486	58,817	14,201	1,022

PGIM TIPS Fund (Class R6)
2,694,764	1,707,381	1,882,983	200,265	8,230	2,727,657	255,399	39,620	—

PGIM Total Return Bond Fund (Class R6)
1,573,054	1,559,788	1,197,199	62,420	(16,834)	1,981,229	131,643	66,760	59,934

$11,227,421	$10,677,255	$9,648,777	$830,783	$(665,299)	$12,421,383		$270,242	$160,531

Prudential Day One Funds	141

Notes to Financial Statements (continued)

Prudential Day One 2020 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$5,247,222	$4,515,949	$3,138,001	$376,446	$17,855	$7,019,471	649,350	$142,409	$—

PGIM Core Ultra Short Bond Fund
3,565,581	4,862,288	3,638,334	—	—	4,789,535	4,789,535	59,292	—

PGIM Global Real Estate Fund (Class R6)
2,591,816	3,003,280	1,680,894	(74,504)	(342,670)	3,497,028	165,657	146,604	210,092

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
430,250	556,091	448,745	118,565	(72,682)	583,479	46,828	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
2,177,060	2,077,934	1,063,002	20,070	(274,824)	2,937,238	352,187	25,078	—

PGIM QMA International Developed Markets Index Fund (Class R6)
3,022,939	2,725,160	1,688,782	169,858	(232,614)	3,996,561	353,053	88,402	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
7,326,975	7,464,562	5,712,974	1,363,575	(1,021,734)	9,420,404	592,851	122,615	215,730

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
861,979	1,270,873	909,377	167,345	(228,877)	1,161,943	119,541	9,638	—

PGIM QMA US Broad Market Index Fund (Class R6)
3,448,034	3,426,206	2,526,034	478,516	(123,318)	4,703,404	317,798	61,077	4,394

PGIM TIPS Fund (Class R6)
9,635,105	7,421,161	6,123,779	771,503	19,131	11,723,121	1,097,671	135,474	—

PGIM Total Return Bond Fund (Class R6)
5,259,229	6,959,291	3,678,029	290,669	(50,138)	8,781,022	583,457	236,297	193,815

$43,566,190	$44,282,795	$30,607,951	$3,682,043	$(2,309,871)	$58,613,206		$1,026,886	$624,031

Prudential Day One 2025 Fund:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$4,502,908	$4,288,779	$2,799,296	$323,798	$23,056	$6,339,245	586,424	$124,115	$—

PGIM Core Ultra Short Bond Fund
3,568,123	6,373,527	4,910,166	—	—	5,031,484	5,031,484	60,519	—

PGIM Global Real Estate Fund (Class R6)
2,965,474	3,438,810	1,720,082	(166,490)	(306,730)	4,210,982	199,478	169,044	240,579

142

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
$492,281	$617,357	$464,103	$121,641	$(64,577)	$702,599	56,388	$—	$—

PGIM QMA Commodity Strategies Fund (Class R6)
2,490,905	2,543,118	1,204,700	(3,556)	(288,975)	3,536,792	424,076	28,481	—

PGIM QMA International Developed Markets Index Fund (Class R6)
4,446,994	3,908,343	2,077,701	157,672	(247,292)	6,188,016	546,645	129,085	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
9,369,575	9,545,160	6,637,496	1,720,354	(1,236,491)	12,761,102	803,090	150,544	274,038

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
986,256	1,436,838	956,929	163,147	(230,129)	1,399,183	143,949	10,953	—

PGIM QMA US Broad Market Index Fund (Class R6)
4,438,279	4,386,881	2,935,561	617,890	(136,108)	6,371,381	430,499	78,100	5,618

PGIM TIPS Fund (Class R6)
10,022,369	8,799,617	6,279,836	836,541	31,683	13,410,374	1,255,653	148,561	—

PGIM Total Return Bond Fund (Class R6)
6,519,125	8,225,954	4,465,445	340,343	(46,618)	10,573,359	702,549	282,376	238,735

$49,802,289	$53,564,384	$34,451,315	$4,111,340	$(2,502,181)	$70,524,517		$1,181,778	$758,970

Prudential Day One 2030 Fund:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$3,126,340	$3,001,768	$2,032,532	$213,376	$23,106	$4,332,058	400,745	$84,655	$—

PGIM Core Ultra Short Bond Fund
2,297,551	3,404,576	2,591,303	—	—	3,110,824	3,110,824	38,049	—

PGIM Global Real Estate Fund (Class R6)
2,647,207	2,839,479	1,352,887	(185,112)	(248,939)	3,699,748	175,260	148,874	212,270

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
439,450	1,387,335	658,874	221,690	(154,993)	1,234,608	99,086	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
1,778,830	1,693,838	779,424	(8,571)	(198,553)	2,486,120	298,096	20,410	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
441,327	1,084,752	316,081	71,141	(51,948)	1,229,191	108,013	10,296	—

PGIM QMA International Developed Markets Index Fund (Class R6)
4,851,897	3,660,279	1,746,736	99,491	(220,779)	6,644,152	586,939	141,319	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
11,445,508	8,900,181	7,140,881	1,663,357	(1,164,596)	13,703,569	862,402	183,202	333,487

Prudential Day One Funds	143

Notes to Financial Statements (continued)

Prudential Day One 2030 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
$1,320,616	$1,745,682	$1,116,349	$196,301	$(302,583)	$1,843,667	189,678	$14,610	$—

PGIM QMA US Broad Market Index Fund (Class R6)
5,722,830	4,277,877	3,092,921	666,646	(110,115)	7,464,317	504,346	100,331	7,217

PGIM TIPS Fund (Class R6)
5,367,956	5,967,520	3,784,708	497,388	13,328	8,061,484	754,821	82,794	—

PGIM Total Return Bond Fund (Class R6)
4,924,079	6,469,711	3,568,917	267,054	(40,656)	8,051,271	534,968	211,117	179,536

$44,363,591	$44,432,998	$28,181,613	$3,702,761	$(2,456,728)	$61,861,009		$1,035,657	$732,510

Prudential Day One 2035 Fund:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$1,567,404	$1,969,975	$1,137,619	$113,497	$10,102	$2,523,359	233,428	$43,911	$—

PGIM Core Ultra Short Bond Fund
705,908	2,344,717	1,979,263	—	—	1,071,362	1,071,362	11,334	—

PGIM Global Real Estate Fund (Class R6)
1,548,433	1,927,831	704,186	(135,073)	(122,728)	2,514,277	119,104	91,988	130,133

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
616,924	738,750	425,915	140,826	(63,766)	1,006,819	80,804	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
1,248,557	1,562,183	649,098	27,719	(161,926)	2,027,435	243,098	14,843	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
929,323	941,623	432,328	115,320	(50,343)	1,503,595	132,126	22,497	—

PGIM QMA International Developed Markets Index Fund (Class R6)
4,024,836	3,770,264	1,291,942	65,132	(164,958)	6,403,332	565,665	121,455	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
8,960,835	8,518,899	4,259,443	1,354,670	(859,808)	13,715,153	863,131	148,829	270,916

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,235,963	1,672,363	813,790	122,846	(212,707)	2,004,675	206,242	14,189	—

PGIM QMA US Broad Market Index Fund (Class R6)
4,943,975	4,635,602	2,032,978	730,078	(160,456)	8,116,221	548,393	89,930	6,469

144

Prudential Day One 2035 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM TIPS Fund (Class R6)
$2,511,828	$3,846,535	$2,074,133	$266,676	$430	$4,551,336	426,155	$40,199	$—

PGIM Total Return Bond Fund (Class R6)
2,827,782	4,230,501	2,136,210	156,235	(27,870)	5,050,438	335,577	120,994	107,601

$31,121,768	$36,159,243	$17,936,905	$2,957,926	$(1,814,030)	$50,488,002		$720,169	$515,119

Prudential Day One 2040 Fund:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$1,121,064	$1,389,879	$868,969	$77,192	$9,533	$1,728,699	159,917	$30,797	$—

PGIM Core Ultra Short Bond Fund
361,557	1,309,832	1,171,235	—	—	500,154	500,154	6,585	—

PGIM Global Real Estate Fund (Class R6)
1,384,424	1,587,909	592,302	(127,875)	(99,075)	2,153,081	101,993	80,618	114,389

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
827,376	870,774	503,278	170,126	(71,717)	1,293,281	103,795	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
1,116,304	1,344,350	608,049	50,877	(167,306)	1,736,176	208,175	13,053	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
1,107,852	1,491,120	530,319	166,296	(88,843)	2,146,106	188,586	26,511	—

PGIM QMA International Developed Markets Index Fund (Class R6)
4,152,148	3,556,096	1,283,852	101,863	(199,483)	6,326,772	558,902	123,243	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
8,011,761	6,597,725	3,705,696	1,045,091	(639,031)	11,309,850	711,759	131,610	239,572

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,657,584	2,574,412	1,062,407	126,728	(292,251)	3,004,066	309,060	18,821	—

PGIM QMA US Broad Market Index Fund (Class R6)
4,420,340	3,652,132	1,606,374	620,805	(136,710)	6,950,193	469,608	79,483	5,718

PGIM TIPS Fund (Class R6)
1,403,541	2,340,061	1,297,575	152,315	(99)	2,598,243	243,281	22,806	—

PGIM Total Return Bond Fund (Class R6)
2,247,236	2,767,893	1,641,910	105,038	(18,305)	3,459,952	229,897	86,994	84,052

$27,811,187	$29,482,183	$14,871,966	$2,488,456	$(1,703,287)	$43,206,573		$620,521	$443,731

Prudential Day One Funds	145

Notes to Financial Statements (continued)

Prudential Day One 2045 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$ 532,276	$827,497	$512,577	$37,779	$4,762	$889,737	82,307	$14,450	$—

PGIM Core Ultra Short Bond Fund
73,551	692,655	694,707	—	—	71,499	71,499	435	—

PGIM Global Real Estate Fund (Class R6)
876,411	1,208,593	462,533	(78,849)	(66,047)	1,477,575	69,994	51,474	72,313

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
523,769	1,022,613	432,757	149,718	(79,977)	1,183,366	94,973	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
530,010	771,004	352,917	26,098	(80,616)	893,579	107,144	6,048	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
876,657	1,357,637	529,443	150,214	(87,702)	1,767,363	155,304	20,478	—

PGIM QMA International Developed Markets Index Fund (Class R6)
3,154,221	3,198,251	1,043,703	56,522	(154,755)	5,210,536	460,295	91,871	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
5,071,837	4,857,550	2,393,464	687,040	(461,715)	7,761,248	488,436	81,693	147,954

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,224,221	2,108,376	846,145	100,257	(230,599)	2,356,110	242,398	13,561	—

PGIM QMA US Broad Market Index Fund (Class R6)
2,973,185	2,907,662	1,122,179	419,812	(110,878)	5,067,602	342,406	52,185	3,754

PGIM TIPS Fund (Class R6)
355,411	545,035	339,839	32,903	837	594,347	55,650	5,103	—

PGIM Total Return Bond Fund (Class R6)
1,422,640	2,203,120	1,310,962	72,547	(12,974)	2,374,371	157,766	55,415	51,941

$17,614,189	$21,699,993	$10,041,226	$1,654,041	$(1,279,664)	$29,647,333		$392,713	$275,962

Prudential Day One 2050 Fund:
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Conservative Bond Fund (Class R6)
$ 221,897	$367,536	$222,904	$16,157	$1,869	$384,555	35,574	$6,406	$—

PGIM Core Ultra Short Bond Fund
71,734	954,364	960,707	—	—	65,391	65,391	750	—

146

Prudential Day One 2050 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$548,061	$778,330	$279,448	$(50,649)	$(38,352)	$957,942	45,379	$33,816	$47,658

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
436,716	549,809	280,748	101,697	(40,272)	767,202	61,573	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
331,441	503,944	223,063	14,372	(47,363)	579,331	69,464	4,075	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
657,853	986,079	367,166	108,514	(48,500)	1,336,780	117,468	17,006	—

PGIM QMA International Developed Markets Index Fund (Class R6)
2,082,052	2,184,960	660,663	40,986	(81,658)	3,565,677	314,989	64,982	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
3,062,294	3,104,851	1,323,846	402,700	(214,161)	5,031,838	316,667	54,296	98,837

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
874,925	1,504,175	586,587	65,109	(139,174)	1,718,448	176,795	10,723	—

PGIM QMA US Broad Market Index Fund (Class R6)
1,859,275	1,886,655	691,404	278,838	(47,900)	3,285,464	221,991	36,115	2,598

PGIM TIPS Fund (Class R6)
111,122	182,112	111,268	10,423	276	192,665	18,040	1,723	—

PGIM Total Return Bond Fund (Class R6)
778,403	1,286,812	751,117	42,689	(9,861)	1,346,926	89,497	31,583	30,817

$11,035,773	$14,289,627	$6,458,921	$1,030,836	$(665,096)	$19,232,219		$261,475	$179,910

Prudential Day One 2055 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Ultra Short Bond Fund
$70,317	$469,143	$485,351	$—	$—	$54,109	54,109	$455	$—

PGIM Global Real Estate Fund (Class R6)
375,545	415,420	195,778	(32,937)	(31,388)	530,862	25,147	22,055	31,941

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
374,061	360,626	246,490	73,467	(30,218)	531,446	42,652	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
227,112	282,522	161,091	11,881	(39,391)	321,033	38,493	2,761	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
601,042	551,451	338,779	86,823	(53,887)	846,650	74,398	14,958	—

PGIM QMA International Developed Markets Index Fund (Class R6)
1,576,863	1,208,284	556,662	35,533	(79,752)	2,184,266	192,956	48,665	—

Prudential Day One Funds	147

Notes to Financial Statements (continued)

Prudential Day One 2055 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM QMA Large-Cap Core Equity Fund (Class R6)
$2,023,417	$1,507,435	$940,057	$262,952	$(172,667)	$2,681,080	168,728	$34,550	$62,892

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
674,464	895,977	443,170	46,377	(115,503)	1,058,145	108,863	7,960	—

PGIM QMA US Broad Market Index Fund (Class R6)
1,199,078	880,375	490,347	153,847	(29,437)	1,713,516	115,778	22,421	1,613

PGIM Total Return Bond Fund (Class R6)
457,208	778,312	511,255	27,172	(5,014)	746,423	49,596	19,677	17,773

$7,579,107	$7,349,545	$4,368,980	$665,115	$(557,257)	$10,667,530		$173,502	$114,219

Prudential Day One 2060 Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Ultra Short Bond Fund
$65,957	$519,693	$538,159	$—	$—	$47,491	47,491	$352	$—

PGIM Global Real Estate Fund (Class R6)
109,141	170,426	67,413	(9,567)	(10,136)	192,451	9,117	7,096	10,084

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
108,711	142,521	74,563	28,428	(12,435)	192,662	15,462	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
66,003	114,493	55,892	3,685	(11,907)	116,382	13,955	870	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
174,675	276,834	120,850	30,277	(15,655)	345,281	30,341	4,706	—

PGIM QMA International Developed Markets Index Fund (Class R6)
501,913	581,251	200,874	15,760	(30,733)	867,317	76,618	16,808	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
609,831	659,056	332,086	85,094	(49,939)	971,956	61,168	11,268	20,512

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
196,014	349,047	140,022	14,200	(35,615)	383,624	39,467	2,504	—

PGIM QMA US Broad Market Index Fund (Class R6)
348,480	389,648	160,279	59,457	(16,110)	621,196	41,973	7,058	508

PGIM Total Return Bond Fund (Class R6)
66,433	179,379	96,230	6,395	(1,354)	154,623	10,274	3,467	2,800

148

Prudential Day One 2060 Fund (cont’d.):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
$2,247,158	$3,382,348	$1,786,368	$233,729	$(183,884)	$3,892,983		$54,129	$33,904

Prudential Day One 2065 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Core Ultra Short Bond Fund
$—	$62,099	$61,906	$—	$—	$193	193	$4	$—

PGIM Global Real Estate Fund (Class R6)
—	12,125	1,657	(415)	(434)	9,619	456	191	225

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
—	11,425	2,368	1,107	(535)	9,629	773	—	—

PGIM QMA Commodity Strategies Fund (Class R6)
—	7,838	1,747	126	(400)	5,817	698	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
—	19,935	3,227	995	(445)	17,258	1,516	—	—

PGIM QMA International Developed Markets Index Fund (Class R6)
—	50,571	3,213	(1,173)	(960)	45,225	3,995	—	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
—	51,820	4,033	1,824	(1,031)	48,580	3,057	—	—

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
—	24,641	4,239	149	(1,379)	19,172	1,972	—	—

PGIM QMA US Broad Market Index Fund (Class R6)
—	32,719	2,734	1,645	(582)	31,048	2,098	—	—

PGIM Total Return Bond Fund (Class R6)
—	8,228	2,557	231	(106)	5,796	385	84	60

$—	$281,401	$87,681	$4,489	$(5,872)	$192,337		$279	$285

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

Prudential Day One Funds	149

Notes to Financial Statements (continued)

For the year ended July 31, 2020, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Prudential Day One Income Fund (a)	($87,450)	$87,450
Prudential Day One 2065 Fund (b)	13	(13)

(a)	due to adjustments due to merger
(b)	non-deductible offering costs

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the year ended July 31, 2020, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Prudential Day One Income	$310,219	$127,316
Prudential Day One 2015	364,909	184,355
Prudential Day One 2020	1,318,310	745,589
Prudential Day One 2025	1,661,926	967,847
Prudential Day One 2030	1,327,992	1,223,889
Prudential Day One 2035	923,861	856,434
Prudential Day One 2040	711,558	900,215
Prudential Day One 2045	430,505	617,777
Prudential Day One 2050	305,625	282,318
Prudential Day One 2055	182,350	258,999
Prudential Day One 2060	61,690	50,515
Prudential Day One 2065	287	—

For the year ended July 31, 2019, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long Term Capital Gains
Prudential Day One Income	$261,651	$48,913
Prudential Day One 2015	289,980	101,378
Prudential Day One 2020	1,002,544	301,209
Prudential Day One 2025	1,182,705	579,586
Prudential Day One 2030	1,042,235	457,646
Prudential Day One 2035	750,168	504,991
Prudential Day One 2040	650,368	305,187
Prudential Day One 2045	421,243	342,104
Prudential Day One 2050	204,840	108,692
Prudential Day One 2055	182,735	156,166
Prudential Day One 2060	44,585	13,033
Prudential Day One 2065	—	—

150

For the year ended July 31, 2020, the Day One Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Accumulated Ordinary Income	Undistributed Long-Term Capital Gains
Prudential Day One Income Fund	$53,599	$107,590
Prudential Day One 2015 Fund	132,294	97,116
Prudential Day One 2020 Fund	473,282	484,731
Prudential Day One 2025 Fund	523,087	568,762
Prudential Day One 2030 Fund	407,112	435,135
Prudential Day One 2035 Fund	208,464	383,874
Prudential Day One 2040 Fund	155,057	316,043
Prudential Day One 2045 Fund	82,415	205,952
Prudential Day One 2050 Fund	41,176	137,869
Prudential Day One 2055 Fund	28,062	83,398
Prudential Day One 2060 Fund	6,258	24,776
Prudential Day One 2065 Fund	192	67

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation (depreciation) as of July 31, 2020 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prudential Day One Income Fund	$20,946,714	$1,500,069	$(1,100,736)	$399,333
Prudential Day One 2015 Fund	12,178,837	1,187,751	(945,205)	242,546
Prudential Day One 2020 Fund	57,029,954	5,012,731	(3,429,479)	1,583,252
Prudential Day One 2025 Fund	68,784,704	5,809,805	(4,069,992)	1,739,813
Prudential Day One 2030 Fund	60,368,655	5,194,396	(3,702,042)	1,492,354
Prudential Day One 2035 Fund	49,407,426	3,883,123	(2,802,547)	1,080,576
Prudential Day One 2040 Fund	42,241,434	3,284,397	(2,319,258)	965,139
Prudential Day One 2045 Fund	29,298,653	2,145,822	(1,797,142)	348,680
Prudential Day One 2050 Fund	18,817,139	1,366,153	(951,073)	415,080
Prudential Day One 2055 Fund	10,616,476	846,340	(795,286)	51,054
Prudential Day One 2060 Fund	3,855,365	294,144	(256,526)	37,618
Prudential Day One 2065 Fund	193,725	6,077	(7,465)	(1,388)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Prudential Day One Funds	151

Notes to Financial Statements (continued)

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Day One Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Day One Funds, at $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest, below.

As of July 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Day One Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One Income Fund–Class R1	2,181	99.0%
Prudential Day One Income Fund–Class R2	160,617	95.1
Prudential Day One Income Fund–Class R3	135,331	90.0
Prudential Day One Income Fund–Class R4	2,218	100.0
Prudential Day One Income Fund–Class R5	78,314	93.7
Prudential Day One Income Fund–Class R6	682,317	44.3
Prudential Day One 2015 Fund–Class R1	1,086	100.0
Prudential Day One 2015 Fund–Class R2	1,093	29.1
Prudential Day One 2015 Fund–Class R3	1,099	100.0
Prudential Day One 2015 Fund–Class R4	1,102	100.0
Prudential Day One 2015 Fund–Class R5	22,976	100.0
Prudential Day One 2015 Fund–Class R6	864,411	79.9
Prudential Day One 2020 Fund–Class R1	1,079	100.0
Prudential Day One 2020 Fund–Class R2	378,369	98.0
Prudential Day One 2020 Fund–Class R3	33,377	24.5
Prudential Day One 2020 Fund–Class R4	1,095	100.0
Prudential Day One 2020 Fund–Class R5	320,278	100.0
Prudential Day One 2020 Fund–Class R6	2,557,903	58.9
Prudential Day One 2025 Fund–Class R1	1,093	100.0
Prudential Day One 2025 Fund–Class R2	—	0.0
Prudential Day One 2025 Fund–Class R3	678,955	94.9
Prudential Day One 2025 Fund–Class R4	1,109	100.0
Prudential Day One 2025 Fund–Class R5	13,393	94.7
Prudential Day One 2025 Fund–Class R6	2,867,266	52.2
Prudential Day One 2030 Fund–Class R1	1,100	32.9

152

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2030 Fund–Class R2	416,528	97.9%
Prudential Day One 2030 Fund–Class R3	131,896	62.8
Prudential Day One 2030 Fund–Class R4	1,117	94.3
Prudential Day One 2030 Fund–Class R5	269,737	96.4
Prudential Day One 2030 Fund–Class R6	2,848,620	64.1
Prudential Day One 2035 Fund–Class R1	1,110	50.6
Prudential Day One 2035 Fund–Class R2	—	0.0
Prudential Day One 2035 Fund–Class R3	630,888	99.4
Prudential Day One 2035 Fund–Class R4	1,127	100.0
Prudential Day One 2035 Fund–Class R5	8,853	69.5
Prudential Day One 2035 Fund–Class R6	1,865,407	50.4
Prudential Day One 2040 Fund–Class R1	1,107	58.3
Prudential Day One 2040 Fund–Class R2	292,711	96.6
Prudential Day One 2040 Fund–Class R3	159,362	84.3
Prudential Day One 2040 Fund–Class R4	1,123	74.7
Prudential Day One 2040 Fund–Class R5	526,913	99.8
Prudential Day One 2040 Fund–Class R6	1,323,246	49.0
Prudential Day One 2045 Fund–Class R1	1,126	88.8
Prudential Day One 2045 Fund–Class R2	—	0.0
Prudential Day One 2045 Fund–Class R3	769,076	99.9
Prudential Day One 2045 Fund–Class R4	1,144	41.2
Prudential Day One 2045 Fund–Class R5	26,928	75.4
Prudential Day One 2045 Fund–Class R6	648,482	36.7
Prudential Day One 2050 Fund–Class R1	1,107	38.3
Prudential Day One 2050 Fund–Class R2	253,066	93.7
Prudential Day One 2050 Fund–Class R3	190,941	99.5
Prudential Day One 2050 Fund–Class R4	1,123	100.0
Prudential Day One 2050 Fund–Class R5	65,329	96.9
Prudential Day One 2050 Fund–Class R6	481,602	42.7
Prudential Day One 2055 Fund–Class R1	1,127	93.4
Prudential Day One 2055 Fund–Class R2	1,135	9.1
Prudential Day One 2055 Fund–Class R3	428,446	99.9
Prudential Day One 2055 Fund–Class R4	1,144	100.0
Prudential Day One 2055 Fund–Class R5	11,167	93.7
Prudential Day One 2055 Fund–Class R6	177,079	37.0
Prudential Day One 2060 Fund–Class R1	1,102	100.0
Prudential Day One 2060 Fund–Class R2	70,867	91.8
Prudential Day One 2060 Fund–Class R3	58,400	98.4
Prudential Day One 2060 Fund–Class R4	1,116	100.0
Prudential Day One 2060 Fund–Class R5	7,463	90.7
Prudential Day One 2060 Fund–Class R6	84,253	45.3
Prudential Day One 2065 Fund–Class R1	1,005	100.0
Prudential Day One 2065 Fund–Class R2	1,005	83.0
Prudential Day One 2065 Fund–Class R3	1,005	100.0
Prudential Day One 2065 Fund–Class R4	1,005	100.0
Prudential Day One 2065 Fund–Class R5	1,005	90.5
Prudential Day One 2065 Fund–Class R6	14,671	99.8

Prudential Day One Funds	153

Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Day One Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Prudential Day One Income Fund	4	47.6%	2	38.0%
Prudential Day One 2015 Fund	2	77.3	2	15.5
Prudential Day One 2020 Fund	4	60.5	2	25.2
Prudential Day One 2025 Fund	3	55.7	4	39.5
Prudential Day One 2030 Fund	4	62.9	2	19.9
Prudential Day One 2035 Fund	3	56.0	3	32.7
Prudential Day One 2040 Fund	4	56.1	2	29.5
Prudential Day One 2045 Fund	3	52.5	2	31.6
Prudential Day One 2050 Fund	4	54.0	2	30.3
Prudential Day One 2055 Fund	3	64.4	2	21.9
Prudential Day One 2060 Fund	4	63.5	2	18.8
Prudential Day One 2065 Fund	3	98.3	—	—

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund:

Class R1	Shares		Amount
Year ended July 31, 2020:
Shares sold	5		$45
Shares issued in reinvestment of dividends and distributions	42		445
Shares issued in merger	1,107		11,991
Shares reacquired	—	**	(1)

Net increase (decrease) in shares outstanding	1,154		$12,480

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	32		$319

Net increase (decrease) in shares outstanding	32		$319

154

Prudential Day One Income Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2020:
Shares sold	92,109	$976,775
Shares issued in reinvestment of dividends and distributions	4,639	49,372
Shares issued in merger	1,099	11,903
Shares reacquired	(54,340)	(582,677)

Net increase (decrease) in shares outstanding	43,507	$455,373

Year ended July 31, 2019:
Shares sold	54,635	$566,496
Shares issued in reinvestment of dividends and distributions	2,997	30,436
Shares reacquired	(11,850)	(123,971)

Net increase (decrease) in shares outstanding	45,782	$472,961

Class R3
Year ended July 31, 2020:
Shares sold	40,258	$428,246
Shares issued in reinvestment of dividends and distributions	5,594	59,575
Shares issued in merger	15,181	164,412
Shares reacquired	(59,455)	(634,553)

Net increase (decrease) in shares outstanding	1,578	$17,680

Year ended July 31, 2019:
Shares sold	35,885	$376,559
Shares issued in reinvestment of dividends and distributions	4,479	45,501
Shares reacquired	(23,988)	(251,096)

Net increase (decrease) in shares outstanding	16,376	$170,964

Class R4
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	52	$553
Shares issued in merger	1,106	11,974
Shares reacquired	(69)	(748)

Net increase (decrease) in shares outstanding	1,089	$11,779

Year ended July 31, 2019:
Shares sold	11	$116
Shares issued in reinvestment of dividends and distributions	47	475
Shares reacquired	(588)	(6,120)

Net increase (decrease) in shares outstanding	(530)	$(5,529)

Class R5
Year ended July 31, 2020:
Shares sold	4,409	$45,965
Shares issued in reinvestment of dividends and distributions	805	8,177
Shares issued in merger	77,225	836,350
Shares reacquired	(4,976)	(52,089)

Net increase (decrease) in shares outstanding	77,463	$838,403

Year ended July 31, 2019:
Shares sold	4,945	$50,710
Shares issued in reinvestment of dividends and distributions	188	1,892
Shares reacquired	(63)	(673)

Net increase (decrease) in shares outstanding	5,070	$51,929

Prudential Day One Funds	155

Notes to Financial Statements (continued)

Prudential Day One Income Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2020:
Shares sold	747,373	$7,981,292
Shares issued in reinvestment of dividends and distributions	30,197	319,413
Shares issued in merger	359,275	3,894,544
Shares reacquired	(242,037)	(2,565,000)

Net increase (decrease) in shares outstanding	894,808	$9,630,249

Year ended July 31, 2019:
Shares sold	478,548	$5,033,725
Shares issued in reinvestment of dividends and distributions	22,889	231,941
Shares reacquired	(188,965)	(1,975,188)

Net increase (decrease) in shares outstanding	312,472	$3,290,478

** Less than 1 share. Prudential Day One 2015 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	39	$427

Net increase (decrease) in shares outstanding	39	$427

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	38	$369

Net increase (decrease) in shares outstanding	38	$369

Class R2
Year ended July 31, 2020:
Shares sold	2,590	$28,369
Shares issued in reinvestment of dividends and distributions	138	1,508
Shares reacquired	(40)	(410)

Net increase (decrease) in shares outstanding	2,688	$29,467

Year ended July 31, 2019:
Shares sold	1,227	$13,410
Shares issued in reinvestment of dividends and distributions	40	397
Shares reacquired	(1,213)	(13,272)

Net increase (decrease) in shares outstanding	54	$535

Class R3
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	44	$476

Net increase (decrease) in shares outstanding	44	$476

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	42	$414

Net increase (decrease) in shares outstanding	42	$414

156

Prudential Day One 2015 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	45	$491

Net increase (decrease) in shares outstanding	45	$491

Year ended July 31, 2019:
Shares sold	213	$2,331
Shares issued in reinvestment of dividends and distributions	322	3,183
Shares reacquired	(6,883)	(69,990)

Net increase (decrease) in shares outstanding	(6,348)	$(64,476)

Class R5
Year ended July 31, 2020:
Shares sold	19,122	$209,587
Shares issued in reinvestment of dividends and distributions	205	2,248

Net increase (decrease) in shares outstanding	19,327	$211,835

Year ended July 31, 2019:
Shares sold	1,890	$20,134
Shares issued in reinvestment of dividends and distributions	99	986
Shares reacquired	(10)	(98)

Net increase (decrease) in shares outstanding	1,979	$21,022

Class R6
Year ended July 31, 2020:
Shares sold	495,679	$5,365,312
Shares issued in reinvestment of dividends and distributions	49,782	544,114
Shares reacquired	(475,189)	(4,984,294)

Net increase (decrease) in shares outstanding	70,272	$925,132

Year ended July 31, 2019:
Shares sold	382,922	$4,070,069
Shares issued in reinvestment of dividends and distributions	39,069	386,786
Shares reacquired	(195,383)	(2,078,820)

Net increase (decrease) in shares outstanding	226,608	$2,378,035

Prudential Day One 2020 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	39	$436

Net increase (decrease) in shares outstanding	39	$436

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	31	$310

Net increase (decrease) in shares outstanding	31	$310

Prudential Day One Funds	157

Notes to Financial Statements (continued)

Prudential Day One 2020 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2020:
Shares sold	160,783	$1,768,410
Shares issued in reinvestment of dividends and distributions	12,874	143,677
Shares reacquired	(97,817)	(1,047,821)

Net increase (decrease) in shares outstanding	75,840	$864,266

Year ended July 31, 2019:
Shares sold	128,249	$1,403,467
Shares issued in reinvestment of dividends and distributions	7,331	73,312
Shares reacquired	(37,446)	(398,027)

Net increase (decrease) in shares outstanding	98,134	$1,078,752

Class R3
Year ended July 31, 2020:
Shares sold	53,354	$584,530
Shares issued in reinvestment of dividends and distributions	4,802	53,639
Shares reacquired	(18,189)	(198,784)

Net increase (decrease) in shares outstanding	39,967	$439,385

Year ended July 31, 2019:
Shares sold	33,515	$359,569
Shares issued in reinvestment of dividends and distributions	3,968	39,718
Shares reacquired	(44,107)	(453,132)

Net increase (decrease) in shares outstanding	(6,624)	$(53,845)

Class R4
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	45	$497

Net increase (decrease) in shares outstanding	45	$497

Year ended July 31, 2019:
Shares sold	222	$2,461
Shares issued in reinvestment of dividends and distributions	204	2,046
Shares reacquired	(4,864)	(51,248)

Net increase (decrease) in shares outstanding	(4,438)	$(46,741)

Class R5
Year ended July 31, 2020:
Shares sold	15,281	$167,369
Shares issued in reinvestment of dividends and distributions	15,276	170,633
Shares reacquired	(66,022)	(724,877)

Net increase (decrease) in shares outstanding	(35,465)	$(386,875)

Year ended July 31, 2019:
Shares sold	73,314	$787,450
Shares issued in reinvestment of dividends and distributions	13,104	131,171
Shares reacquired	(57,361)	(623,743)

Net increase (decrease) in shares outstanding	29,057	$294,878

158

Prudential Day One 2020 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2020:
Shares sold	2,114,371	$23,030,803
Shares issued in reinvestment of dividends and distributions	152,293	1,695,016
Shares reacquired	(1,076,629)	(11,553,813)

Net increase (decrease) in shares outstanding	1,190,035	$13,172,006

Year ended July 31, 2019:
Shares sold	1,649,067	$17,902,185
Shares issued in reinvestment of dividends and distributions	105,931	1,057,196
Shares reacquired	(688,749)	(7,392,849)

Net increase (decrease) in shares outstanding	1,066,249	$11,566,532

Prudential Day One 2025 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	334	$3,836
Shares issued in reinvestment of dividends and distributions	45	505
Shares reacquired	(59,566)	(668,934)

Net increase (decrease) in shares outstanding	(59,187)	$(664,593)

Year ended July 31, 2019:
Shares sold	3,161	$34,601
Shares issued in reinvestment of dividends and distributions	2,135	21,333
Shares reacquired	(5,812)	(64,805)

Net increase (decrease) in shares outstanding	(516)	$(8,871)

Class R2
Year ended July 31, 2020:
Shares sold	19,943	$224,123
Shares issued in reinvestment of dividends and distributions	528	5,909
Shares reacquired	(22,981)	(230,241)

Net increase (decrease) in shares outstanding	(2,510)	$(209)

Year ended July 31, 2019:
Shares sold	10,349	$113,287
Shares issued in reinvestment of dividends and distributions	68	675
Shares reacquired	(1,188)	(13,358)

Net increase (decrease) in shares outstanding	9,229	$100,604

Class R3
Year ended July 31, 2020:
Shares sold	154,151	$1,694,851
Shares issued in reinvestment of dividends and distributions	32,659	365,778
Shares reacquired	(164,370)	(1,803,959)

Net increase (decrease) in shares outstanding	22,440	$256,670

Year ended July 31, 2019:
Shares sold	207,276	$2,263,057
Shares issued in reinvestment of dividends and distributions	25,677	256,516
Shares reacquired	(65,208)	(710,571)

Net increase (decrease) in shares outstanding	167,745	$1,809,002

Prudential Day One Funds	159

Notes to Financial Statements (continued)

Prudential Day One 2025 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	50	$568

Net increase (decrease) in shares outstanding	50	$568

Year ended July 31, 2019:
Shares sold	433	$4,872
Shares issued in reinvestment of dividends and distributions	178	1,775
Shares reacquired	(9,287)	(99,648)

Net increase (decrease) in shares outstanding	(8,676)	$(93,001)

Class R5
Year ended July 31, 2020:
Shares sold	8,345	$92,370
Shares issued in reinvestment of dividends and distributions	1,172	13,119
Shares reacquired	(21,783)	(236,251)

Net increase (decrease) in shares outstanding	(12,266)	$(130,762)

Year ended July 31, 2019:
Shares sold	22,874	$254,198
Shares issued in reinvestment of dividends and distributions	224	2,239
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	23,096	$256,412

Class R6
Year ended July 31, 2020:
Shares sold	2,626,509	$28,841,259
Shares issued in reinvestment of dividends and distributions	200,348	2,243,894
Shares reacquired	(986,240)	(10,729,955)

Net increase (decrease) in shares outstanding	1,840,617	$20,355,198

Year ended July 31, 2019:
Shares sold	2,065,429	$22,605,262
Shares issued in reinvestment of dividends and distributions	147,975	1,479,753
Shares reacquired	(865,516)	(9,421,031)

Net increase (decrease) in shares outstanding	1,347,888	$14,663,984

Prudential Day One 2030 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	617	$6,964
Shares issued in reinvestment of dividends and distributions	156	1,801
Shares reacquired	(339)	(3,727)

Net increase (decrease) in shares outstanding	434	$5,038

Year ended July 31, 2019:
Shares sold	504	$5,705
Shares issued in reinvestment of dividends and distributions	101	1,022
Shares reacquired	(14)	(159)

Net increase (decrease) in shares outstanding	591	$6,568

160

Prudential Day One 2030 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2020:
Shares sold	244,858	$2,798,195
Shares issued in reinvestment of dividends and distributions	16,317	188,791
Shares reacquired	(132,227)	(1,493,467)

Net increase (decrease) in shares outstanding	128,948	$1,493,519

Year ended July 31, 2019:
Shares sold	143,276	$1,594,226
Shares issued in reinvestment of dividends and distributions	11,419	115,450
Shares reacquired	(86,269)	(975,795)

Net increase (decrease) in shares outstanding	68,426	$733,881

Class R3
Year ended July 31, 2020:
Shares sold	118,701	$1,289,839
Shares issued in reinvestment of dividends and distributions	7,510	86,811
Shares reacquired	(33,830)	(358,120)

Net increase (decrease) in shares outstanding	92,381	$1,018,530

Year ended July 31, 2019:
Shares sold	66,495	$737,490
Shares issued in reinvestment of dividends and distributions	3,538	35,737
Shares reacquired	(15,391)	(170,285)

Net increase (decrease) in shares outstanding	54,642	$602,942

Class R4
Year ended July 31, 2020:
Shares sold	68	$759
Shares issued in reinvestment of dividends and distributions	56	650

Net increase (decrease) in shares outstanding	124	$1,409

Year ended July 31, 2019:
Shares sold	1,616	$19,034
Shares issued in reinvestment of dividends and distributions	2,799	28,267
Shares reacquired	(99,730)	(1,084,539)

Net increase (decrease) in shares outstanding	(95,315)	$(1,037,238)

Class R5
Year ended July 31, 2020:
Shares sold	51,590	$580,460
Shares issued in reinvestment of dividends and distributions	14,507	167,696
Shares reacquired	(48,653)	(550,753)

Net increase (decrease) in shares outstanding	17,444	$197,403

Year ended July 31, 2019:
Shares sold	25,536	$285,183
Shares issued in reinvestment of dividends and distributions	11,004	111,145
Shares reacquired	(10,076)	(112,513)

Net increase (decrease) in shares outstanding	26,464	$283,815

Prudential Day One Funds	161

Notes to Financial Statements (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2020:
Shares sold	1,836,539	$20,634,327
Shares issued in reinvestment of dividends and distributions	182,034	2,106,132
Shares reacquired	(747,262)	(8,329,816)

Net increase (decrease) in shares outstanding	1,271,311	$14,410,643

Year ended July 31, 2019:
Shares sold	1,806,718	$20,217,377
Shares issued in reinvestment of dividends and distributions	119,512	1,208,260
Shares reacquired	(655,299)	(7,328,905)

Net increase (decrease) in shares outstanding	1,270,931	$14,096,732

Prudential Day One 2035 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	44	$492
Shares issued in reinvestment of dividends and distributions	93	1,087
Shares reacquired	(10)	(112)

Net increase (decrease) in shares outstanding	127	$1,467

Year ended July 31, 2019:
Shares sold	994	$10,875
Shares issued in reinvestment of dividends and distributions	51	504
Shares reacquired	(4)	(45)

Net increase (decrease) in shares outstanding	1,041	$11,334

Class R2
Year ended July 31, 2020:
Shares sold	3,478	$38,282
Shares issued in reinvestment of dividends and distributions	1,493	17,401
Shares reacquired	(7,595)	(83,668)

Net increase (decrease) in shares outstanding	(2,624)	$(27,985)

Year ended July 31, 2019:
Shares sold	1,675	$18,767
Shares issued in reinvestment of dividends and distributions	1,525	15,170
Shares reacquired	(2,409)	(26,510)

Net increase (decrease) in shares outstanding	791	$7,427

162

Prudential Day One 2035 Fund (cont’d.):

Class R3	Shares	Amount
Year ended July 31, 2020:
Shares sold	178,747	$1,970,422
Shares issued in reinvestment of dividends and distributions	28,351	330,570
Shares reacquired	(120,390)	(1,311,527)

Net increase (decrease) in shares outstanding	86,708	$989,465

Year ended July 31, 2019:
Shares sold	162,179	$1,807,325
Shares issued in reinvestment of dividends and distributions	27,950	278,108
Shares reacquired	(141,615)	(1,539,371)

Net increase (decrease) in shares outstanding	48,514	$546,062

Class R4
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	54	$623

Net increase (decrease) in shares outstanding	54	$623

Year ended July 31, 2019:
Shares sold	74	$874
Shares issued in reinvestment of dividends and distributions	235	2,341
Shares reacquired	(3,473)	(35,192)

Net increase (decrease) in shares outstanding	(3,164)	$(31,977)

Class R5
Year ended July 31, 2020:
Shares sold	5,847	$64,705
Shares issued in reinvestment of dividends and distributions	505	5,887
Shares reacquired	(1,875)	(20,733)

Net increase (decrease) in shares outstanding	4,477	$49,859

Year ended July 31, 2019:
Shares sold	8,349	$94,694
Shares issued in reinvestment of dividends and distributions	375	3,726
Shares reacquired	(3,280)	(34,347)

Net increase (decrease) in shares outstanding	5,444	$64,073

Class R6
Year ended July 31, 2020:
Shares sold	2,067,242	$23,052,328
Shares issued in reinvestment of dividends and distributions	122,294	1,424,727
Shares reacquired	(607,710)	(6,672,279)

Net increase (decrease) in shares outstanding	1,581,826	$17,804,776

Year ended July 31, 2019:
Shares sold	1,175,179	$13,219,903
Shares issued in reinvestment of dividends and distributions	96,011	955,310
Shares reacquired	(436,947)	(4,868,754)

Net increase (decrease) in shares outstanding	834,243	$9,306,459

Prudential Day One Funds	163

Notes to Financial Statements (continued)

Prudential Day One 2040 Fund:

Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	464	$5,111
Shares issued in reinvestment of dividends and distributions	69	818
Shares reacquired	(5)	(58)

Net increase (decrease) in shares outstanding	528	$5,871

Year ended July 31, 2019:
Shares sold	226	$2,551
Shares issued in reinvestment of dividends and distributions	50	501
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	274	$3,032

Class R2
Year ended July 31, 2020:
Shares sold	126,371	$1,420,124
Shares issued in reinvestment of dividends and distributions	11,710	139,003
Shares reacquired	(43,489)	(478,405)

Net increase (decrease) in shares outstanding	94,592	$1,080,722

Year ended July 31, 2019:
Shares sold	120,504	$1,358,381
Shares issued in reinvestment of dividends and distributions	5,930	59,712
Shares reacquired	(15,578)	(173,197)

Net increase (decrease) in shares outstanding	110,856	$1,244,896

Class R3
Year ended July 31, 2020:
Shares sold	81,088	$912,607
Shares issued in reinvestment of dividends and distributions	7,295	86,591
Shares reacquired	(27,353)	(305,634)

Net increase (decrease) in shares outstanding	61,030	$693,564

Year ended July 31, 2019:
Shares sold	88,981	$990,652
Shares issued in reinvestment of dividends and distributions	2,901	29,211
Shares reacquired	(10,213)	(115,886)

Net increase (decrease) in shares outstanding	81,669	$903,977

Class R4
Year ended July 31, 2020:
Shares sold	380	$3,975
Shares issued in reinvestment of dividends and distributions	55	654
Shares reacquired	— **	(3)

Net increase (decrease) in shares outstanding	435	$4,626

Year ended July 31, 2019:
Shares sold	1,159	$13,848
Shares issued in reinvestment of dividends and distributions	182	1,838
Shares reacquired	(5,401)	(59,627)

Net increase (decrease) in shares outstanding	(4,060)	$(43,941)

164

Prudential Day One 2040 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2020:
Shares sold	23,394	$265,267
Shares issued in reinvestment of dividends and distributions	27,154	322,589
Shares reacquired	(42,259)	(465,844)

Net increase (decrease) in shares outstanding	8,289	$122,012

Year ended July 31, 2019:
Shares sold	32,992	$373,640
Shares issued in reinvestment of dividends and distributions	24,469	246,402
Shares reacquired	(48,909)	(549,965)

Net increase (decrease) in shares outstanding	8,552	$70,077

Class R6
Year ended July 31, 2020:
Shares sold	1,558,692	$17,394,600
Shares issued in reinvestment of dividends and distributions	89,404	1,062,118
Shares reacquired	(466,992)	(5,166,964)

Net increase (decrease) in shares outstanding	1,181,104	$13,289,754

Year ended July 31, 2019:
Shares sold	662,466	$7,512,895
Shares issued in reinvestment of dividends and distributions	61,360	617,891
Shares reacquired	(265,333)	(3,044,088)

Net increase (decrease) in shares outstanding	458,493	$5,086,698

** Less than 1 share. Prudential Day One 2045 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	74	$826
Shares issued in reinvestment of dividends and distributions	57	668
Shares reacquired	(1)	(12)

Net increase (decrease) in shares outstanding	130	$1,482

Year ended July 31, 2019:
Shares sold	64	$715
Shares issued in reinvestment of dividends and distributions	58	553
Shares reacquired	—	(2)

Net increase (decrease) in shares outstanding	122	$1,266

Class R2
Year ended July 31, 2020:
Shares sold	11,513	$135,148
Shares issued in reinvestment of dividends and distributions	458	5,365
Shares reacquired	(1,154)	(10,518)

Net increase (decrease) in shares outstanding	10,817	$129,995

Year ended July 31, 2019:
Shares sold	6,122	$65,484
Shares issued in reinvestment of dividends and distributions	140	1,341
Shares reacquired	(13)	(150)

Net increase (decrease) in shares outstanding	6,249	$66,675

Prudential Day One Funds	165

Notes to Financial Statements (continued)

Prudential Day One 2045 Fund (cont’d.):

Class R3	Shares	Amount
Year ended July 31, 2020:
Shares sold	183,686	$2,024,049
Shares issued in reinvestment of dividends and distributions	35,825	419,508
Shares reacquired	(114,173)	(1,229,479)

Net increase (decrease) in shares outstanding	105,338	$1,214,078

Year ended July 31, 2019:
Shares sold	233,354	$2,570,402
Shares issued in reinvestment of dividends and distributions	32,795	314,504
Shares reacquired	(97,971)	(1,113,722)

Net increase (decrease) in shares outstanding	168,178	$1,771,184

Class R4
Year ended July 31, 2020:
Shares sold	722	$8,508
Shares issued in reinvestment of dividends and distributions	139	1,625
Shares reacquired	(750)	(8,814)

Net increase (decrease) in shares outstanding	111	$1,319

Year ended July 31, 2019:
Shares sold	5,824	$61,556
Shares issued in reinvestment of dividends and distributions	1,366	13,084
Shares reacquired	(42,886)	(463,637)

Net increase (decrease) in shares outstanding	(35,696)	$(388,997)

Class R5
Year ended July 31, 2020:
Shares sold	22,684	$251,590
Shares issued in reinvestment of dividends and distributions	1,042	12,198
Shares reacquired	(3,078)	(33,048)

Net increase (decrease) in shares outstanding	20,648	$230,740

Year ended July 31, 2019:
Shares sold	10,785	$121,861
Shares issued in reinvestment of dividends and distributions	446	4,282
Shares reacquired	(412)	(4,506)

Net increase (decrease) in shares outstanding	10,819	$121,637

Class R6
Year ended July 31, 2020:
Shares sold	1,240,753	$13,733,547
Shares issued in reinvestment of dividends and distributions	51,955	608,918
Shares reacquired	(356,334)	(3,853,353)

Net increase (decrease) in shares outstanding	936,374	$10,489,112

Year ended July 31, 2019:
Shares sold	361,862	$4,120,172
Shares issued in reinvestment of dividends and distributions	44,748	429,583
Shares reacquired	(168,801)	(1,929,110)

Net increase (decrease) in shares outstanding	237,809	$2,620,645

166

Prudential Day One 2050 Fund:

Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	1,307	$14,746
Shares issued in reinvestment of dividends and distributions	118	1,410
Shares reacquired	(12,891)	(149,037)

Net increase (decrease) in shares outstanding	(11,466)	$(132,881)

Year ended July 31, 2019:
Shares sold	1,922	$22,007
Shares issued in reinvestment of dividends and distributions	546	5,279
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	2,466	$27,266

Class R2
Year ended July 31, 2020:
Shares sold	126,270	$1,416,173
Shares issued in reinvestment of dividends and distributions	8,762	104,528
Shares reacquired	(33,247)	(371,927)

Net increase (decrease) in shares outstanding	101,785	$1,148,774

Year ended July 31, 2019:
Shares sold	93,441	$1,058,324
Shares issued in reinvestment of dividends and distributions	5,199	50,175
Shares reacquired	(12,690)	(137,233)

Net increase (decrease) in shares outstanding	85,950	$971,266

Class R3
Year ended July 31, 2020:
Shares sold	102,157	$1,148,166
Shares issued in reinvestment of dividends and distributions	5,651	67,469
Shares reacquired	(8,492)	(94,927)

Net increase (decrease) in shares outstanding	99,316	$1,120,708

Year ended July 31, 2019:
Shares sold	67,526	$758,026
Shares issued in reinvestment of dividends and distributions	2,173	20,971
Shares reacquired	(6,239)	(71,941)

Net increase (decrease) in shares outstanding	63,460	$707,056

Class R4
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	49	$580

Net increase (decrease) in shares outstanding	49	$580

Year ended July 31, 2019:
Shares sold	151	$1,808
Shares issued in reinvestment of dividends and distributions	52	504
Shares reacquired	(12,526)	(136,164)

Net increase (decrease) in shares outstanding	(12,323)	$(133,852)

Prudential Day One Funds	167

Notes to Financial Statements (continued)

Prudential Day One 2050 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2020:
Shares sold	16,683	$186,519
Shares issued in reinvestment of dividends and distributions	2,934	34,998
Shares reacquired	(15,223)	(175,793)

Net increase (decrease) in shares outstanding	4,394	$45,724

Year ended July 31, 2019:
Shares sold	22,648	$257,062
Shares issued in reinvestment of dividends and distributions	2,649	25,567
Shares reacquired	(9,094)	(102,073)

Net increase (decrease) in shares outstanding	16,203	$180,556

Class R6
Year ended July 31, 2020:
Shares sold	704,851	$7,858,230
Shares issued in reinvestment of dividends and distributions	31,712	378,958
Shares reacquired	(213,786)	(2,420,269)

Net increase (decrease) in shares outstanding	522,777	$5,816,919

Year ended July 31, 2019:
Shares sold	385,207	$4,388,157
Shares issued in reinvestment of dividends and distributions	21,847	211,036
Shares reacquired	(126,482)	(1,445,307)

Net increase (decrease) in shares outstanding	280,572	$3,153,886

Prudential Day One 2055 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares sold	1	$18
Shares issued in reinvestment of dividends and distributions	62	728
Shares reacquired	(190)	(2,045)

Net increase (decrease) in shares outstanding	(127)	$(1,299)

Year ended July 31, 2019:
Shares sold	16	$185
Shares issued in reinvestment of dividends and distributions	75	720
Shares reacquired	(2)	(24)

Net increase (decrease) in shares outstanding	89	$881

168

Prudential Day One 2055 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2020:
Shares sold	8,106	$83,214
Shares issued in reinvestment of dividends and distributions	272	3,221
Shares reacquired	(1,305)	(14,958)

Net increase (decrease) in shares outstanding	7,073	$71,477

Year ended July 31, 2019:
Shares sold	3,006	$33,612
Shares issued in reinvestment of dividends and distributions	174	1,666
Shares reacquired	(708)	(8,240)

Net increase (decrease) in shares outstanding	2,472	$27,038

Class R3
Year ended July 31, 2020:
Shares sold	137,123	$1,516,194
Shares issued in reinvestment of dividends and distributions	17,632	208,411
Shares reacquired	(46,613)	(521,879)

Net increase (decrease) in shares outstanding	108,142	$1,202,726

Year ended July 31, 2019:
Shares sold	103,337	$1,174,196
Shares issued in reinvestment of dividends and distributions	17,004	163,072
Shares reacquired	(30,088)	(343,298)

Net increase (decrease) in shares outstanding	90,253	$993,970

Class R4
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	56	$658

Net increase (decrease) in shares outstanding	56	$658

Year ended July 31, 2019:
Shares sold	95	$1,175
Shares issued in reinvestment of dividends and distributions	87	831
Shares reacquired	(4,527)	(48,662)

Net increase (decrease) in shares outstanding	(4,345)	$(46,656)

Class R5
Year ended July 31, 2020:
Shares sold	4,597	$50,980
Shares issued in reinvestment of dividends and distributions	503	5,946
Shares reacquired	(1,006)	(11,877)

Net increase (decrease) in shares outstanding	4,094	$45,049

Year ended July 31, 2019:
Shares sold	6,293	$70,948
Shares issued in reinvestment of dividends and distributions	171	1,643
Shares reacquired	(338)	(3,845)

Net increase (decrease) in shares outstanding	6,126	$68,746

Prudential Day One Funds	169

Notes to Financial Statements (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2020:
Shares sold	312,774	$3,450,675
Shares issued in reinvestment of dividends and distributions	18,814	222,385
Shares reacquired	(166,824)	(1,831,847)

Net increase (decrease) in shares outstanding	164,764	$1,841,213

Year ended July 31, 2019:
Shares sold	132,509	$1,519,877
Shares issued in reinvestment of dividends and distributions	17,847	170,969
Shares reacquired	(64,518)	(740,552)

Net increase (decrease) in shares outstanding	85,838	$950,294

Prudential Day One 2060 Fund:
Class R1	Shares	Amount
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	41	$493

Net increase (decrease) in shares outstanding	41	$493

Year ended July 31, 2019:
Shares issued in reinvestment of dividends and distributions	44	$430

Net increase (decrease) in shares outstanding	44	$430

Class R2
Year ended July 31, 2020:
Shares sold	50,597	$550,938
Shares issued in reinvestment of dividends and distributions	1,809	21,784
Shares reacquired	(8,611)	(95,236)

Net increase (decrease) in shares outstanding	43,795	$477,486

Year ended July 31, 2019:
Shares sold	27,312	$310,649
Shares issued in reinvestment of dividends and distributions	768	7,416
Shares reacquired	(2,489)	(28,377)

Net increase (decrease) in shares outstanding	25,591	$289,688

Class R3
Year ended July 31, 2020:
Shares sold	40,451	$439,178
Shares issued in reinvestment of dividends and distributions	1,382	16,673
Shares reacquired	(6,422)	(68,601)

Net increase (decrease) in shares outstanding	35,411	$387,250

Year ended July 31, 2019:
Shares sold	16,347	$185,955
Shares issued in reinvestment of dividends and distributions	617	5,954
Shares reacquired	(3,047)	(37,098)

Net increase (decrease) in shares outstanding	13,917	$154,811

170

Prudential Day One 2060 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	43	$526

Net increase (decrease) in shares outstanding	43	$526

Year ended July 31, 2019:
Shares sold	14	$164
Shares issued in reinvestment of dividends and distributions	55	531
Shares reacquired	(89)	(966)

Net increase (decrease) in shares outstanding	(20)	$(271)

Class R5
Year ended July 31, 2020:
Shares sold	4,350	$48,828
Shares issued in reinvestment of dividends and distributions	277	3,345
Shares reacquired	(2,133)	(24,413)

Net increase (decrease) in shares outstanding	2,494	$27,760

Year ended July 31, 2019:
Shares sold	4,537	$51,253
Shares issued in reinvestment of dividends and distributions	142	1,369
Shares reacquired	(304)	(3,245)

Net increase (decrease) in shares outstanding	4,375	$49,377

Class R6
Year ended July 31, 2020:
Shares sold	138,327	$1,562,305
Shares issued in reinvestment of dividends and distributions	5,748	69,384
Shares reacquired	(80,228)	(883,215)

Net increase (decrease) in shares outstanding	63,847	$748,474

Year ended July 31, 2019:
Shares sold	109,695	$1,271,353
Shares issued in reinvestment of dividends and distributions	4,348	41,918
Shares reacquired	(29,218)	(335,543)

Net increase (decrease) in shares outstanding	84,825	$977,728

Prudential Day One 2065 Fund:
Class R1	Shares	Amount
Period ended July 31, 2020*:
Shares sold	1,000	$9,996
Shares issued in reinvestment of dividends and distributions	5	46

Net increase (decrease) in shares outstanding	1,005	$10,042

Class R2
Period ended July 31, 2020*:
Shares sold	1,206	$11,784
Shares issued in reinvestment of dividends and distributions	5	47

Net increase (decrease) in shares outstanding	1,211	$11,831

Prudential Day One Funds	171

Notes to Financial Statements (continued)

Prudential Day One 2065 Fund (cont’d.):

Class R3	Shares	Amount
Period ended July 31, 2020*:
Shares sold	1,000	$9,996
Shares issued in reinvestment of dividends and distributions	5	48

Net increase (decrease) in shares outstanding	1,005	$10,044

Class R4
Period ended July 31, 2020*:
Shares sold	1,000	$9,996
Shares issued in reinvestment of dividends and distributions	5	48

Net increase (decrease) in shares outstanding	1,005	$10,044

Class R5
Period ended July 31, 2020*:
Shares sold	1,106	$11,084
Shares issued in reinvestment of dividends and distributions	5	49

Net increase (decrease) in shares outstanding	1,111	$11,133

Class R6
Period ended July 31, 2020*:
Shares sold	14,927	$142,508
Shares issued in reinvestment of dividends and distributions	5	49
Shares reacquired	(235)	(2,202)

Net increase (decrease) in shares outstanding	14,697	$140,355

*	Commencement of operations was December 16, 2019.

8.	Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “RICs”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

172

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the RICs in the SCA equitably.

The Day One Funds did not utilize the SCA during the year ended July 31, 2020.

9.	Risks of Investing in the Day One Funds

The Day One Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Day One Funds’ risks, please refer to the Day One Funds’ Prospectus and Statement of Additional Information.

Fund of Funds Risk: The value of an investment in the Day One Funds will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Day One Funds are closely related to the principal risks associated with these underlying funds and their investments. Because the Funds’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Day One Funds may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Day One Funds to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Day One Funds’ shares. There is no requirement that these entities maintain their investment in the Day One Funds. There is a risk that such large shareholders or that the Day One Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Day One Funds in a short period of time, which could have a significant negative impact on the Day One Funds’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Day One Funds’ ability to implement its investment strategy. The Day One Funds’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Day One Funds may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct

Prudential Day One Funds	173

Notes to Financial Statements (continued)

Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Day One Funds or the financial instruments in which the Day One Funds invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Day One Funds’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Day One Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Day One Funds fall, the value of an investment in the Day One Funds will decline. Additionally, the Day One Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Day One Funds have unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

10.	Reorganization

On September 11, 2019, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of Prudential Day One 2010 Fund (the “Merged Fund”) for shares of Prudential Day One Income Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund respectively. The reorganization took place on January 3, 2020.

174

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Prudential Day One 2010 Fund	$4,959,371	$4,721,835

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 3, 2020:

Merged Fund		Acquiring Fund
Prudential Day One 2010 Fund		Prudential Day One Income Fund
Class	Shares	Class	Shares	Value
R1	1,132	R1	1,107	$11,991
R2	1,124	R2	1,099	11,903
R3	15,530	R3	15,181	164,412
R4	1,130	R4	1,106	11,974
R5	78,889	R5	77,225	836,350
R6	367,081	R6	359,275	3,894,544

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
Prudential Day One 2010 Fund			Prudential Day One Income Fund
Class	Net assets	Unrealized Appreciation on Investments	Class	Net assets
R1	$ 11,991	$ 578	R1	$ 11,714
R2	11,903	573	R2	1,301,917
R3	164,412	7,920	R3	1,566,277
R4	11,974	577	R4	12,275
R5	836,350	40,287	R5	68,483
R6	3,894,544	187,601	R6	7,031,854

Assuming the acquisition had been completed on August 1, 2019, the Acquiring Fund’s unaudited pro forma results of operations for the year ended July 31, 2020 would have been as follows:

Acquiring Fund	Net investment income (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase in net assets resulting from operations
Prudential Day One Income Fund	$373,253	$669,451	$1,042,704

(a)	Net investment income as reported in the Statement of Operations (for the year ended July 31,

Prudential Day One Funds	175

Notes to Financial Statements (continued)

2020) of the Acquiring Fund, plus net investment income from the Merged Fund pre-merger as follows: Prudential Day One 2010 Fund $129,508.
(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (for the year ended July 31, 2020) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Fund pre-merger as follows: Prudential Day One 2010 Fund $86,610.

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2020.

176

This Page Intentionally Left Blank

Financial Highlights

Prudential Day One Income Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Year Ended 07/31/20	$10.73	$0.09	$0.50	$0.59	$(0.21)	$(0.17)		$(0.38)
Year Ended 07/31/19	10.59	0.20	0.25	0.45	(0.24)	(0.07)		(0.31)
Year Ended 07/31/18	10.36	0.19	0.19	0.38	(0.15)	(—	)(f)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.31	0.39	(0.03)	—		(0.03)

Class R2
Year Ended 07/31/20	10.73	0.20	0.42	0.62	(0.24)	(0.17)		(0.41)
Year Ended 07/31/19	10.59	0.22	0.26	0.48	(0.27)	(0.07)		(0.34)
Year Ended 07/31/18	10.37	0.23	0.17	0.40	(0.18)	(—	)(f)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.32	0.41	(0.04)	—		(0.04)

Class R3
Year Ended 07/31/20	10.74	0.22	0.40	0.62	(0.25)	(0.17)		(0.42)
Year Ended 07/31/19	10.60	0.24	0.25	0.49	(0.28)	(0.07)		(0.35)
Year Ended 07/31/18	10.37	0.24	0.18	0.42	(0.19)	(—	)(f)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	—		(0.05)

Class R4
Year Ended 07/31/20	10.74	0.15	0.49	0.64	(0.27)	(0.17)		(0.44)
Year Ended 07/31/19	10.60	0.25	0.25	0.50	(0.29)	(0.07)		(0.36)
Year Ended 07/31/18	10.37	0.25	0.18	0.43	(0.20)	(—	)(f)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	—		(0.05)

Class R5
Year Ended 07/31/20	10.74	0.02	0.63	0.65	(0.28)	(0.17)		(0.45)
Year Ended 07/31/19	10.60	0.29	0.22	0.51	(0.30)	(0.07)		(0.37)
Year Ended 07/31/18	10.37	0.26	0.19	0.45	(0.22)	(—	)(f)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.31	0.43	(0.06)	—		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

178

Prudential Day One Income Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.94	5.57%	$24	$18	0.74%		77.98%		0.89%		65%
10.73	4.46	11	11	0.74		108.50		1.92		38
10.59	3.71	11	11	0.64		124.02		1.84		25
10.36	3.89	10	10	0.64	(h)	299.81	(h)	1.18	(h)	146

10.94	5.88	1,846	1,435	0.49		3.26		1.90		65
10.73	4.72	1,345	1,036	0.49		3.89		2.13		38
10.59	3.86	843	248	0.46		9.08		2.18		25
10.37	4.09	12	11	0.39	(h)	286.56	(h)	1.43	(h)	146

10.94	5.95	1,645	1,557	0.34		3.02		2.09		65
10.74	4.87	1,597	1,377	0.34		3.50		2.31		38
10.60	4.09	1,403	1,331	0.24		5.23		2.23		25
10.37	4.17	1,256	32	0.09	(h)	132.21	(h)	1.63	(h)	146

10.94	5.98	24	18	0.25		76.14		1.44		65
10.74	5.06	12	14	0.24		84.52		2.36		38
10.60	4.21	18	18	0.13		76.23		2.34		25
10.37	4.23	17	15	0.14	(h)	275.84	(h)	1.67	(h)	146

10.94	6.18	914	534	0.15		4.36		0.15		65
10.74	5.09	65	51	0.14		24.81		2.75		38
10.60	4.33	11	11	0.04		122.74		2.44		25
10.37	4.29	10	10	0.03	(h)	298.99	(h)	1.79	(h)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	179

Financial Highlights (continued)

Prudential Day One Income Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Year Ended 07/31/20	$10.76	$0.21	$0.46	$0.67	$(0.30)	$(0.17)		$(0.47)
Year Ended 07/31/19	10.61	0.29	0.25	0.54	(0.32)	(0.07)		(0.39)
Year Ended 07/31/18	10.38	0.28	0.18	0.46	(0.23)	(—	)(f)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.32	0.44	(0.06)	—		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

180

Prudential Day One Income Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$10.96	6.36%	$16,871	$9,392	0.00	%(k)	1.92%		1.95%		65%
10.76	5.33	6,939	6,203	0.00	(k)	2.41		2.80		38
10.61	4.45	3,529	2,451	0.00	(k)	4.36		2.67		25
10.38	4.46	734	199	0.00	(k)(h)	80.76	(h)	1.91	(h)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	181

Financial Highlights

Prudential Day One 2015 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$10.91	$0.16	$0.42	$0.58	$(0.22)	$(0.19)	$(0.41)
Year Ended 07/31/19	10.86	0.19	0.23	0.42	(0.23)	(0.14)	(0.37)
Year Ended 07/31/18	10.49	0.19	0.28	0.47	(0.08)	(0.02)	(0.10)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.42	0.49	—	—	—

Class R2
Year Ended 07/31/20	10.92	0.20	0.41	0.61	(0.24)	(0.19)	(0.43)
Year Ended 07/31/19	10.88	0.21	0.22	0.43	(0.25)	(0.14)	(0.39)
Year Ended 07/31/18	10.50	0.21	0.30	0.51	(0.11)	(0.02)	(0.13)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.41	0.50	—	—	—

Class R3
Year Ended 07/31/20	10.93	0.21	0.42	0.63	(0.26)	(0.19)	(0.45)
Year Ended 07/31/19	10.89	0.24	0.21	0.45	(0.27)	(0.14)	(0.41)
Year Ended 07/31/18	10.51	0.23	0.29	0.52	(0.12)	(0.02)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.41	0.51	—	—	—

Class R4
Year Ended 07/31/20	10.93	0.22	0.42	0.64	(0.27)	(0.19)	(0.46)
Year Ended 07/31/19	10.88	0.30	0.17	0.47	(0.28)	(0.14)	(0.42)
Year Ended 07/31/18	10.51	0.24	0.29	0.53	(0.14)	(0.02)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.40	0.51	—	—	—

Class R5
Year Ended 07/31/20	10.95	0.01	0.64	0.65	(0.28)	(0.19)	(0.47)
Year Ended 07/31/19	10.90	0.26	0.22	0.48	(0.29)	(0.14)	(0.43)
Year Ended 07/31/18	10.53	0.25	0.29	0.54	(0.15)	(0.02)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.42	0.53	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

182

Prudential Day One 2015 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/ or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.08	5.35%	$12	$12	0.74%		114.82%		1.53%		75%
10.91	4.17	11	11	0.73		106.63		1.83		30
10.86	4.50	11	11	0.63		120.64		1.74		57
10.49	4.90	10	10	0.65	(h)	244.08	(h)	1.10	(h)	82

11.10	5.62	42	37	0.49		37.60		1.85		75
10.92	4.34	12	13	0.48		92.94		1.94		30
10.88	4.85	11	11	0.38		119.98		1.99		57
10.50	5.00	11	10	0.40	(h)	243.71	(h)	1.35	(h)	82

11.11	5.84	12	12	0.34		113.01		1.93		75
10.93	4.50	12	11	0.33		105.36		2.23		30
10.89	5.01	11	11	0.23		119.64		2.14		57
10.51	5.10	11	10	0.26	(h)	243.52	(h)	1.50	(h)	82

11.11	5.97	12	12	0.24		112.64		2.03		75
10.93	4.62	12	44	0.23		28.32		2.82		30
10.88	5.02	81	65	0.14		22.01		2.27		57
10.51	5.10	51	42	0.16	(h)	144.74	(h)	1.72	(h)	82

11.13	6.03	256	142	0.14		10.96		0.11		75
10.95	4.82	40	28	0.13		43.44		2.44		30
10.90	5.11	18	12	0.04		110.69		2.34		57
10.53	5.30	11	10	0.05	(h)	243.22	(h)	1.71	(h)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	183

Financial Highlights (continued)

Prudential Day One 2015 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$10.95	$0.24	$0.43	$0.67	$(0.30)	$(0.19)	$(0.49)
Year Ended 07/31/19	10.90	0.28	0.22	0.50	(0.31)	(0.14)	(0.45)
Year Ended 07/31/18	10.53	0.27	0.28	0.55	(0.16)	(0.02)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.13	0.40	0.53	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

184

Prudential Day One 2015 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.13	6.19%	$12,049	$12,078	0.00	%(k)	1.72%		2.23%		75%
10.95	4.89	11,081	9,955	0.00	(k)	2.04		2.58		30
10.90	5.27	8,567	6,742	0.00	(k)	2.53		2.50		57
10.53	5.30	4,099	640	0.00	(k)(h)	27.57	(h)	1.94	(h)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	185

Financial Highlights

Prudential Day One 2020 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.09	$0.16	$0.44	$0.60	$(0.21)	$(0.21)	$(0.42)
Year Ended 07/31/19	10.98	0.19	0.23	0.42	(0.21)	(0.10)	(0.31)
Year Ended 07/31/18	10.52	0.18	0.37	0.55	(0.08)	(0.01)	(0.09)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.45	0.52	—	—	—

Class R2
Year Ended 07/31/20	11.11	0.18	0.44	0.62	(0.24)	(0.21)	(0.45)
Year Ended 07/31/19	10.99	0.22	0.23	0.45	(0.23)	(0.10)	(0.33)
Year Ended 07/31/18	10.54	0.19	0.38	0.57	(0.11)	(0.01)	(0.12)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.46	0.54	—	—	—

Class R3
Year Ended 07/31/20	11.13	0.21	0.42	0.63	(0.25)	(0.21)	(0.46)
Year Ended 07/31/19	11.01	0.25	0.22	0.47	(0.25)	(0.10)	(0.35)
Year Ended 07/31/18	10.55	0.25	0.35	0.60	(0.13)	(0.01)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.46	0.55	—	—	—

Class R4
Year Ended 07/31/20	11.13	0.21	0.44	0.65	(0.26)	(0.21)	(0.47)
Year Ended 07/31/19	11.03	0.28	0.18	0.46	(0.26)	(0.10)	(0.36)
Year Ended 07/31/18	10.55	0.24	0.39	0.63	(0.14)	(0.01)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.45	0.55	—	—	—

Class R5
Year Ended 07/31/20	11.14	0.24	0.42	0.66	(0.27)	(0.21)	(0.48)
Year Ended 07/31/19	11.03	0.25	0.23	0.48	(0.27)	(0.10)	(0.37)
Year Ended 07/31/18	10.56	0.23	0.40	0.63	(0.15)	(0.01)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.45	0.56	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

186

Prudential Day One 2020 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.27	5.35%	$12	$12	0.74%		113.14%		1.46%		61%
11.09	4.19	12	11	0.74		105.39		1.74		33
10.98	5.28	11	11	0.64		118.30		1.68		41

10.52	5.20	11	10	0.67	(h)	211.29	(h)	1.02	(h)	21

11.28	5.59	4,355	3,904	0.49		1.27		1.61		61
11.11	4.47	3,446	2,456	0.49		1.51		2.02		33
10.99	5.43	2,332	693	0.46		3.02		1.78		41

10.54	5.40	11	10	0.42	(h)	210.95	(h)	1.27	(h)	21

11.30	5.73	1,541	1,294	0.34		1.80		1.87		61
11.13	4.63	1,072	1,066	0.34		1.99		2.28		33
11.01	5.67	1,134	673	0.28		3.00		2.33		41

10.55	5.50	11	10	0.27	(h)	210.74	(h)	1.41	(h)	21

11.31	5.82	12	12	0.24		110.87		1.95		61
11.13	4.64	12	37	0.24		31.79		2.61		33
11.03	5.97	61	191	0.14		7.79		2.19		41

10.55	5.50	178	160	0.14	(h)	45.98	(h)	1.45	(h)	21

11.32	6.03	3,624	3,783	0.14		0.92		2.22		61
11.14	4.75	3,962	3,807	0.14		0.99		2.34		33
11.03	5.99	3,603	1,162	0.11		1.91		2.13		41

10.56	5.60	11	10	0.06	(h)	210.44	(h)	1.62	(h)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	187

Financial Highlights (continued)

Prudential Day One 2020 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.11	$0.23	$0.44	$0.67	$(0.29)	$(0.21)	$(0.50)
Year Ended 07/31/19	11.00	0.27	0.23	0.50	(0.29)	(0.10)	(0.39)
Year Ended 07/31/18	10.54	0.26	0.38	0.64	(0.17)	(0.01)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.42	0.54	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

188

Prudential Day One 2020 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.28	6.10%	$49,000	$39,274	0.00	%(k)	0.46%		2.11%		61%
11.11	4.93	35,018	30,081	0.00	(k)	0.58		2.54		33
11.00	6.06	22,951	16,888	0.00	(k)	0.93		2.42		41

10.54	5.40	12,368	1,944	0.00	(k)(h)	9.10	(h)	1.80	(h)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	189

Financial Highlights

Prudential Day One 2025 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.14	$0.05	$0.53	$0.58	$(0.21)	$(0.27)		$(0.48)
Year Ended 07/31/19	11.15	0.19	0.18	0.37	(0.20)	(0.18)		(0.38)
Year Ended 07/31/18	10.58	0.17	0.50	0.67	(0.10)	(—	)(f)	(0.10)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.54	0.58	—	—		—

Class R2
Year Ended 07/31/20	11.15	(0.01)	0.63	0.62	(0.24)	(0.27)		(0.51)
Year Ended 07/31/19	11.16	0.18	0.22	0.40	(0.23)	(0.18)		(0.41)
Year Ended 07/31/18	10.59	0.24	0.46	0.70	(0.13)	(—	)(f)	(0.13)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.51	0.59	—	—		—

Class R3
Year Ended 07/31/20	11.17	0.21	0.41	0.62	(0.25)	(0.27)		(0.52)
Year Ended 07/31/19	11.18	0.23	0.19	0.42	(0.25)	(0.18)		(0.43)
Year Ended 07/31/18	10.61	0.21	0.51	0.72	(0.15)	(—	)(f)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.54	0.61	—	—		—

Class R4
Year Ended 07/31/20	11.17	0.22	0.43	0.65	(0.27)	(0.27)		(0.54)
Year Ended 07/31/19	11.18	0.22	0.21	0.43	(0.26)	(0.18)		(0.44)
Year Ended 07/31/18	10.61	0.20	0.53	0.73	(0.16)	(—	)(f)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.53	0.61	—	—		—

Class R5
Year Ended 07/31/20	11.17	0.24	0.41	0.65	(0.27)	(0.27)		(0.54)
Year Ended 07/31/19	11.19	0.24	0.19	0.43	(0.27)	(0.18)		(0.45)
Year Ended 07/31/18	10.62	0.23	0.51	0.74	(0.17)	(—	)(f)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.52	0.62	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

190

Prudential Day One 2025 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.24	5.25%	$12	$122	0.75%		11.62%		0.49%		57%
11.14	3.73	671	625	0.74		3.01		1.72		35
11.15	6.35	678	639	0.65		3.42		1.55		37

10.58	5.80	592	43	0.53	(h)	55.43	(h)	0.55	(h)	6

11.26	5.45	90	136	0.50		10.64		(0.13)		57
11.15	4.09	117	39	0.49		31.08		1.60		35
11.16	6.62	14	18	0.39		71.60		2.18		37

10.59	5.90	11	10	0.42	(h)	215.71	(h)	1.16	(h)	6

11.27	5.62	8,064	7,803	0.35		0.90		1.89		57
11.17	4.17	7,737	6,760	0.34		1.00		2.14		35
11.18	6.76	5,871	4,653	0.25		1.24		1.94		37

10.61	6.10	3,863	77	0.04	(h)	34.35	(h)	1.06	(h)	6

11.28	5.73	13	12	0.25		109.74		1.99		57
11.17	4.27	12	45	0.25		26.16		2.04		35
11.18	6.88	109	134	0.13		10.37		1.81		37

10.61	6.10	175	133	0.15	(h)	49.61	(h)	1.17	(h)	6

11.28	5.90	160	238	0.16		6.04		2.12		57
11.17	4.29	295	71	0.14		16.90		2.21		35
11.19	6.98	37	25	0.07		50.68		2.05		37

10.62	6.20	16	12	0.06	(h)	179.75	(h)	1.47	(h)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	191

Financial Highlights (continued)

Prudential Day One 2025 Fund

.	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.19	$0.23	$0.44	$0.67	$(0.29)	$(0.27)		$(0.56)
Year Ended 07/31/19	11.21	0.27	0.17	0.44	(0.28)	(0.18)		(0.46)
Year Ended 07/31/18	10.64	0.25	0.51	0.76	(0.19)	(—	)(f)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.54	0.64	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

192

Prudential Day One 2025 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.30	5.96%	$62,135	$47,867	0.00	%(k)	0.40%		2.09%		57%
11.19	4.55	40,932	35,028	0.00	(k)	0.51		2.52		35
11.21	7.13	25,880	20,307	0.00	(k)	0.70		2.29		37

10.64	6.40	13,380	2,024	0.00	(k)(h)	8.73	(h)	1.57	(h)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	193

Financial Highlights

Prudential Day One 2030 Fund

.	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.45	$0.17	$0.41	$0.58	$(0.20)	$(0.35)		$(0.55)
Year Ended 07/31/19	11.53	0.18	0.13	0.31	(0.22)	(0.17)		(0.39)
Year Ended 07/31/18	10.74	0.14	0.77	0.91	(0.12)	(—	)(f)	(0.12)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.70	0.74	—	—		—

Class R2
Year Ended 07/31/20	11.47	0.16	0.45	0.61	(0.23)	(0.35)		(0.58)
Year Ended 07/31/19	11.55	0.21	0.13	0.34	(0.25)	(0.17)		(0.42)
Year Ended 07/31/18	10.75	0.11	0.83	0.94	(0.14)	(—	)(f)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.69	0.75	—	—		—

Class R3
Year Ended 07/31/20	11.47	0.19	0.44	0.63	(0.25)	(0.35)		(0.60)
Year Ended 07/31/19	11.55	0.21	0.15	0.36	(0.27)	(0.17)		(0.44)
Year Ended 07/31/18	10.76	0.21	0.74	0.95	(0.16)	(—	)(f)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.69	0.76	—	—		—

Class R4
Year Ended 07/31/20	11.46	0.23	0.41	0.64	(0.26)	(0.35)		(0.61)
Year Ended 07/31/19	11.56	0.29	0.06	0.35	(0.28)	(0.17)		(0.45)
Year Ended 07/31/18	10.77	0.20	0.76	0.96	(0.17)	(—	)(f)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.72	0.77	—	—		—

Class R5
Year Ended 07/31/20	11.48	0.25	0.41	0.66	(0.27)	(0.35)		(0.62)
Year Ended 07/31/19	11.57	0.25	0.12	0.37	(0.29)	(0.17)		(0.46)
Year Ended 07/31/18	10.78	0.15	0.82	0.97	(0.18)	(—	)(f)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.70	0.78	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

194

Prudential Day One 2030 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.48	5.04%	$38	$36	0.74%		37.24%		1.54%		55%
11.45	3.18	33	30	0.74		40.10		1.62		36
11.53	8.47	27	15	0.66		84.71		1.29		36

10.74	7.40	14	10	0.69	(h)	195.73	(h)	0.68	(h)	5

11.50	5.29	4,896	4,148	0.49		1.25		1.42		55
11.47	3.46	3,404	3,149	0.49		1.40		1.87		36
11.55	8.81	2,637	883	0.47		2.63		0.99		36

10.75	7.50	13	11	0.43	(h)	183.27	(h)	0.91	(h)	5

11.50	5.44	2,416	1,832	0.34		1.50		1.67		55
11.47	3.63	1,349	1,018	0.34		2.03		1.93		36
11.55	8.86	728	440	0.29		4.05		1.81		36

10.76	7.60	11	10	0.29	(h)	198.46	(h)	1.09	(h)	5

11.49	5.58	14	12	0.24		106.51		2.01		55
11.46	3.56	12	483	0.25		3.30		2.58		36
11.56	8.98	1,114	987	0.17		2.43		1.82		36

10.77	7.70	857	507	0.17	(h)	20.56	(h)	0.80	(h)	5

11.52	5.73	3,222	3,087	0.14		1.00		2.19		55
11.48	3.76	3,012	2,785	0.14		1.10		2.21		36
11.57	9.08	2,728	934	0.12		2.18		1.36		36

10.78	7.80	11	10	0.08	(h)	198.14	(h)	1.30	(h)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	195

Financial Highlights (continued)

Prudential Day One 2030 Fund

.	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.50	$0.24	$0.44	$0.68	$(0.29)	$(0.35)		$(0.64)
Year Ended 07/31/19	11.59	0.25	0.14	0.39	(0.31)	(0.17)		(0.48)
Year Ended 07/31/18	10.79	0.22	0.78	1.00	(0.20)	(—	)(f)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.71	0.79	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

196

Prudential Day One 2030 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.54	5.87%	$51,305	$40,094	0.00	%(k)	0.46%		2.13%		55%
11.50	3.93	36,517	29,867	0.00	(k)	0.57		2.25		36
11.59	9.33	22,067	15,382	0.00	(k)	0.97		1.94		36

10.79	7.90	9,426	1,557	0.00	(k)(h)	9.71	(h)	1.23	(h)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	197

Financial Highlights

Prudential Day One 2035 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.42	$0.16	$0.41	$0.57	$(0.18)	$(0.34)		$(0.52)
Year Ended 07/31/19	11.68	0.12	0.11	0.23	(0.23)	(0.26)		(0.49)
Year Ended 07/31/18	10.81	0.12	0.90	1.02	(0.15)	(—	)(f)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.77	0.81	—	—		—

Class R2
Year Ended 07/31/20	11.43	0.19	0.41	0.60	(0.21)	(0.34)		(0.55)
Year Ended 07/31/19	11.69	0.18	0.07	0.25	(0.25)	(0.26)		(0.51)
Year Ended 07/31/18	10.83	0.08	0.96	1.04	(0.18)	(—	)(f)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.78	0.83	—	—		—

Class R3
Year Ended 07/31/20	11.45	0.20	0.42	0.62	(0.23)	(0.34)		(0.57)
Year Ended 07/31/19	11.71	0.20	0.07	0.27	(0.27)	(0.26)		(0.53)
Year Ended 07/31/18	10.84	0.17	0.89	1.06	(0.19)	(—	)(f)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.80	0.84	—	—		—

Class R4
Year Ended 07/31/20	11.46	0.22	0.41	0.63	(0.24)	(0.34)		(0.58)
Year Ended 07/31/19	11.72	0.31	(0.03)	0.28	(0.28)	(0.26)		(0.54)
Year Ended 07/31/18	10.85	0.17	0.90	1.07	(0.20)	(—	)(f)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.80	0.85	—	—		—

Class R5
Year Ended 07/31/20	11.45	0.20	0.45	0.65	(0.25)	(0.34)		(0.59)
Year Ended 07/31/19	11.72	0.24	0.05	0.29	(0.30)	(0.26)		(0.56)
Year Ended 07/31/18	10.85	0.18	0.91	1.09	(0.22)	(—	)(f)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.77	0.85	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

198

Prudential Day One 2035 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.47	4.94%	$25	$24	0.72%		56.33%		1.44%		45%
11.42	2.55	24	17	0.72		70.38		1.03		35
11.68	9.46	12	12	0.63		106.90		1.04		28
10.81	8.10	13	10	0.65	(h)	250.51	(h)	0.58	(h)	13

11.48	5.20	324	359	0.47		4.84		1.66		45
11.43	2.84	353	340	0.47		4.85		1.60		35
11.69	9.62	352	77	0.44		17.83		0.70		28
10.83	8.30	11	10	0.40	(h)	246.60	(h)	0.84	(h)	13

11.50	5.34	7,298	6,663	0.32		1.11		1.82		45
11.45	3.01	6,271	5,850	0.32		1.31		1.83		35
11.71	9.85	5,849	4,950	0.24		1.58		1.46		28
10.84	8.40	4,044	80	0.08	(h)	40.80	(h)	0.59	(h)	13

11.51	5.43	13	12	0.22		106.41		1.94		45
11.46	3.12	12	28	0.21		41.69		2.78		35
11.72	9.96	50	48	0.13		27.89		1.48		28
10.85	8.50	57	37	0.14	(h)	122.15	(h)	0.73	(h)	13

11.51	5.62	147	122	0.12		11.56		1.81		45
11.45	3.15	95	69	0.12		17.68		2.16		35
11.72	10.07	33	15	0.04		87.88		1.54		28
10.85	8.50	11	10	0.05	(h)	246.10	(h)	1.19	(h)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	199

Financial Highlights (continued)

Prudential Day One 2035 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.46	$0.22	$0.45	$0.67	$(0.27)	$(0.34)		$(0.61)
Year Ended 07/31/19	11.74	0.24	0.05	0.29	(0.31)	(0.26)		(0.57)
Year Ended 07/31/18	10.87	0.22	0.88	1.10	(0.23)	(—	)(f)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.80	0.87	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

200

Prudential Day One 2035 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.52	5.77%	$42,659	$28,765	0.00	%(k)	0.61%		1.99%		45%
11.46	3.23	24,312	20,031	0.00	(k)	0.81		2.14		35
11.74	10.21	15,099	11,332	0.00	(k)	1.10		1.88		28
10.87	8.70	6,889	1,284	0.00	(k)(h)	14.16	(h)	1.03	(h)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	201

Financial Highlights

Prudential Day One 2040 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.61	$0.14	$0.33	$0.47	$(0.18)	$(0.37)	$(0.55)
Year Ended 07/31/19	11.83	0.15	0.05	0.20	(0.24)	(0.18)	(0.42)
Year Ended 07/31/18	10.90	0.12	0.98	1.10	(0.16)	(0.01)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.87	0.90	—	—	—

Class R2
Year Ended 07/31/20	11.63	0.18	0.32	0.50	(0.21)	(0.37)	(0.58)
Year Ended 07/31/19	11.84	0.17	0.07	0.24	(0.27)	(0.18)	(0.45)
Year Ended 07/31/18	10.92	0.05	1.07	1.12	(0.19)	(0.01)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.87	0.92	—	—	—

Class R3
Year Ended 07/31/20	11.64	0.19	0.34	0.53	(0.23)	(0.37)	(0.60)
Year Ended 07/31/19	11.86	0.16	0.09	0.25	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.93	0.16	0.98	1.14	(0.20)	(0.01)	(0.21)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.87	0.93	—	—	—

Class R4
Year Ended 07/31/20	11.65	0.21	0.33	0.54	(0.24)	(0.37)	(0.61)
Year Ended 07/31/19	11.87	0.25	0.01	0.26	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.94	0.18	0.97	1.15	(0.21)	(0.01)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.91	0.94	—	—	—

Class R5
Year Ended 07/31/20	11.65	0.24	0.31	0.55	(0.25)	(0.37)	(0.62)
Year Ended 07/31/19	11.88	0.22	0.04	0.26	(0.31)	(0.18)	(0.49)
Year Ended 07/31/18	10.95	0.08	1.09	1.17	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.88	0.95	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

202

Prudential Day One 2040 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.53	3.95%	$22	$18	0.69%		73.98%		1.29%		44%
11.61	2.28	16	14	0.70		83.37		1.31		26
11.83	10.11	13	12	0.63		110.40		1.04		27
10.90	9.00	11	10	0.64	(h)	226.80	(h)	0.46	(h)	27

11.55	4.18	3,501	2,845	0.44		1.61		1.57		44
11.63	2.65	2,424	1,689	0.45		2.02		1.50		26
11.84	10.26	1,157	299	0.43		5.77		0.43		27
10.92	9.20	12	11	0.39	(h)	219.37	(h)	0.69	(h)	27

11.57	4.42	2,187	1,720	0.29		1.76		1.69		44
11.64	2.73	1,491	915	0.30		2.43		1.42		26
11.86	10.49	550	281	0.26		6.12		1.34		27
10.93	9.30	11	10	0.24	(h)	226.24	(h)	0.86	(h)	27

11.58	4.52	17	13	0.19		98.42		1.84		44
11.65	2.84	12	35	0.20		33.44		2.14		26
11.87	10.60	61	124	0.13		11.98		1.58		27
10.94	9.40	115	71	0.13	(h)	81.65	(h)	0.52	(h)	27

11.58	4.61	6,114	5,963	0.09		1.01		2.09		44
11.65	2.87	6,056	5,822	0.10		1.18		1.94		26
11.88	10.71	6,070	1,981	0.09		1.75		0.72		27
10.95	9.50	11	10	0.03	(h)	225.96	(h)	1.07	(h)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	203

Financial Highlights (continued)

Prudential Day One 2040 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.66	$0.22	$0.35	$0.57	$(0.27)	$(0.37)	$(0.64)
Year Ended 07/31/19	11.89	0.23	0.05	0.28	(0.33)	(0.18)	(0.51)
Year Ended 07/31/18	10.96	0.20	0.98	1.18	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.90	0.96	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

204

Prudential Day One 2040 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.59	4.67%	$31,333	$20,948	0.00	%(k)	0.70%		1.96%		44%
11.66	3.13	17,752	15,067	0.00	(k)	0.91		2.01		26
11.89	10.86	12,643	9,501	0.00	(k)	1.52		1.75		27
10.96	9.60	5,693	1,375	0.00	(k)(h)	13.42	(h)	0.85	(h)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	205

Financial Highlights

Prudential Day One 2045 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.47	$0.17	$0.27	$0.44	$(0.18)	$(0.39)	$(0.57)
Year Ended 07/31/19	11.91	0.14	(0.04)	0.10	(0.24)	(0.30)	(0.54)
Year Ended 07/31/18	10.97	0.11	1.02	1.13	(0.18)	(0.01)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.94	0.97	—	—	—

Class R2
Year Ended 07/31/20	11.49	0.03	0.44	0.47	(0.21)	(0.39)	(0.60)
Year Ended 07/31/19	11.94	0.09	0.03	0.12	(0.27)	(0.30)	(0.57)
Year Ended 07/31/18	10.98	0.13	1.04	1.17	(0.20)	(0.01)	(0.21)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.94	0.98	—	—	—

Class R3
Year Ended 07/31/20	11.50	0.21	0.28	0.49	(0.23)	(0.39)	(0.62)
Year Ended 07/31/19	11.94	0.18	(0.03)	0.15	(0.29)	(0.30)	(0.59)
Year Ended 07/31/18	10.99	0.15	1.03	1.18	(0.22)	(0.01)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.96	0.99	—	—	—

Class R4
Year Ended 07/31/20	11.50	0.22	0.28	0.50	(0.24)	(0.39)	(0.63)
Year Ended 07/31/19	11.95	0.23	(0.08)	0.15	(0.30)	(0.30)	(0.60)
Year Ended 07/31/18	11.00	0.24	0.95	1.19	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.97	1.00	—	—	—

Class R5
Year Ended 07/31/20	11.51	0.16	0.36	0.52	(0.25)	(0.39)	(0.64)
Year Ended 07/31/19	11.96	0.18	(0.02)	0.16	(0.31)	(0.30)	(0.61)
Year Ended 07/31/18	11.01	0.14	1.06	1.20	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.94	1.01	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

206

Prudential Day One 2045 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.34	3.66%	$14	$13	0.68%		98.28%		1.54%		47%
11.47	1.78	13	12	0.69		96.93		1.26		31
11.91	10.31	12	12	0.62		110.92		0.96		33
10.97	9.70	11	10	0.64	(h)	218.87	(h)	0.39	(h)	21

11.36	3.92	220	152	0.43		10.18		0.24		47
11.49	1.99	98	58	0.44		21.72		0.78		31
11.94	10.75	27	17	0.38		78.26		1.09		33
10.98	9.80	12	11	0.39	(h)	216.07	(h)	0.63	(h)	21

11.37	4.07	8,750	7,880	0.28		1.51		1.90		47
11.50	2.26	7,639	6,657	0.29		1.80		1.58		31
11.94	10.79	5,927	4,901	0.22		2.11		1.33		33
10.99	9.90	3,812	76	0.09	(h)	42.49	(h)	0.38	(h)	21

11.37	4.19	32	30	0.18		44.47		2.02		47
11.50	2.29	31	217	0.20		6.89		2.01		31
11.95	10.90	458	361	0.13		5.30		2.04		33
11.00	10.00	247	142	0.12	(h)	59.08	(h)	0.38	(h)	21

11.39	4.34	407	265	0.08		6.12		1.48		47
11.51	2.41	174	101	0.09		12.95		1.62		31
11.96	11.00	51	19	0.04		67.28		1.24		33
11.01	10.10	12	11	0.04	(h)	216.62	(h)	0.99	(h)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	207

Financial Highlights (continued)

Prudential Day One 2045 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.53	$0.21	$0.32	$0.53	$(0.26)	$(0.39)	$(0.65)
Year Ended 07/31/19	11.99	0.22	(0.05)	0.17	(0.33)	(0.30)	(0.63)
Year Ended 07/31/18	11.03	0.19	1.04	1.23	(0.26)	(0.01)	(0.27)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.98	1.03	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

208

Prudential Day One 2045 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.41	4.49%	$20,178	$11,758	0.00	%(k)	1.11%		1.89%		47%
11.53	2.50	9,601	8,229	0.00	(k)	1.43		1.99		31
11.99	11.24	7,129	5,157	0.00	(k)	1.77		1.63		33
11.03	10.30	3,451	665	0.00	(k)(h)	22.86	(h)	0.80	(h)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	209

Financial Highlights

Prudential Day One 2050 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.59	$0.08	$0.31	$0.39	$(0.19)	$(0.30)	$(0.49)
Year Ended 07/31/19	11.92	0.13	(0.02)	0.11	(0.25)	(0.19)	(0.44)
Year Ended 07/31/18	10.95	0.11	1.05	1.16	(0.18)	(0.01)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.01	0.94	0.95	—	—	—

Class R2
Year Ended 07/31/20	11.59	0.17	0.26	0.43	(0.21)	(0.30)	(0.51)
Year Ended 07/31/19	11.93	0.15	(0.03)	0.12	(0.27)	(0.19)	(0.46)
Year Ended 07/31/18	10.96	0.03	1.16	1.19	(0.21)	(0.01)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.92	0.96	—	—	—

Class R3
Year Ended 07/31/20	11.61	0.16	0.28	0.44	(0.22)	(0.30)	(0.52)
Year Ended 07/31/19	11.95	0.14	— (i)	0.14	(0.29)	(0.19)	(0.48)
Year Ended 07/31/18	10.97	0.12	1.10	1.22	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.92	0.97	—	—	—

Class R4
Year Ended 07/31/20	11.59	0.22	0.24	0.46	(0.24)	(0.30)	(0.54)
Year Ended 07/31/19	11.95	1.53	(1.40)	0.13	(0.30)	(0.19)	(0.49)
Year Ended 07/31/18	10.98	0.14	1.08	1.22	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.95	0.98	—	—	—

Class R5
Year Ended 07/31/20	11.62	0.24	0.23	0.47	(0.25)	(0.30)	(0.55)
Year Ended 07/31/19	11.96	0.20	(0.03)	0.17	(0.32)	(0.19)	(0.51)
Year Ended 07/31/18	10.99	0.07	1.16	1.23	(0.25)	(0.01)	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.93	0.99	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

210

Prudential Day One 2050 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.49	3.24%	$33	$54	0.67%		26.33%		0.69%		42%
11.59	1.61	166	145	0.68		11.03		1.11		30
11.92	10.68	142	122	0.61		15.48		0.95		56
10.95	9.50	98	15	0.59	(h)	192.34	(h)	0.14	(h)	18

11.51	3.53	3,110	2,447	0.42		2.57		1.53		42
11.59	1.83	1,951	1,348	0.43		3.75		1.33		30
11.93	10.96	982	284	0.41		8.52		0.26		56
10.96	9.60	18	11	0.38	(h)	257.36	(h)	0.54	(h)	18

11.53	3.65	2,212	1,564	0.27		2.70		1.45		42
11.61	2.01	1,074	655	0.28		4.43		1.22		30
11.95	11.19	347	162	0.24		12.24		1.01		56
10.97	9.70	11	10	0.23	(h)	267.71	(h)	0.71	(h)	18

11.51	3.81	13	12	0.17		106.71		1.94		42
11.59	1.95	12	68	0.19		19.83		13.14		30
11.95	11.21	160	113	0.12		15.66		1.24		56
10.98	9.80	75	45	0.11	(h)	141.42	(h)	0.39	(h)	18

11.54	3.90	778	725	0.07		3.47		2.11		42
11.62	2.24	732	608	0.08		4.47		1.73		30
11.96	11.31	560	176	0.06		10.80		0.56		56
10.99	9.90	11	10	0.02	(h)	267.38	(h)	0.92	(h)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	211

Financial Highlights (continued)

Prudential Day One 2050 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.64	$0.24	$0.26	$0.50	$(0.27)	$(0.30)	$(0.57)
Year Ended 07/31/19	11.99	0.20	(0.03)	0.17	(0.33)	(0.19)	(0.52)
Year Ended 07/31/18	11.00	0.19	1.08	1.27	(0.27)	(0.01)	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.94	1.00	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

212

Prudential Day One 2050 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.57	4.11%	$13,037	$8,309	0.00	%(k)	1.67%		2.13%		42%
11.64	2.33	7,037	5,316	0.00	(k)	2.60		1.75		30
11.99	11.65	3,884	2,964	0.00	(k)	4.62		1.64		56
11.00	10.00	2,013	318	0.00	(k)(h)	49.96	(h)	0.83	(h)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	213

Financial Highlights

Prudential Day One 2055 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.52	$0.18	$0.18	$0.36	$(0.19)	$(0.36)	$(0.55)
Year Ended 07/31/19	12.10	0.14	(0.15)	(0.01)	(0.24)	(0.33)	(0.57)
Year Ended 07/31/18	11.07	0.10	1.12	1.22	(0.19)	—	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.02	1.05	1.07	—	—	—

Class R2
Year Ended 07/31/20	11.54	0.14	0.25	0.39	(0.21)	(0.36)	(0.57)
Year Ended 07/31/19	12.12	0.12	(0.10)	0.02	(0.27)	(0.33)	(0.60)
Year Ended 07/31/18	11.09	0.10	1.15	1.25	(0.22)	—	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.06	1.09	—	—	—

Class R3
Year Ended 07/31/20	11.55	0.20	0.20	0.40	(0.23)	(0.36)	(0.59)
Year Ended 07/31/19	12.13	0.18	(0.14)	0.04	(0.29)	(0.33)	(0.62)
Year Ended 07/31/18	11.10	0.15	1.12	1.27	(0.24)	—	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.02	1.08	1.10	—	—	—

Class R4
Year Ended 07/31/20	11.56	0.22	0.19	0.41	(0.24)	(0.36)	(0.60)
Year Ended 07/31/19	12.14	0.26	(0.21)	0.05	(0.30)	(0.33)	(0.63)
Year Ended 07/31/18	11.11	0.16	1.12	1.28	(0.25)	—	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.08	1.11	—	—	—

Class R5
Year Ended 07/31/20	11.56	0.24	0.19	0.43	(0.25)	(0.36)	(0.61)
Year Ended 07/31/19	12.15	0.14	(0.09)	0.05	(0.31)	(0.33)	(0.64)
Year Ended 07/31/18	11.12	0.16	1.13	1.29	(0.26)	—	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.06	1.06	1.12	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

214

Prudential Day One 2055 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.33	2.89%	$14	$14	0.65%		93.51%		1.62%		45%
11.52	0.89	15	15	0.66		81.24		1.22		29
12.10	11.10	15	12	0.61		110.87		0.87		29
11.07	10.70	11	10	0.64	(h)	257.86	(h)	0.23	(h)	4

11.36	3.19	142	83	0.40		19.04		1.28		45
11.54	1.19	63	43	0.41		30.82		1.05		29
12.12	11.34	36	23	0.37		58.64		0.86		29
11.09	10.90	17	11	0.38	(h)	250.88	(h)	0.47	(h)	4

11.36	3.26	4,867	4,140	0.25		2.92		1.83		45
11.55	1.37	3,699	3,177	0.26		3.70		1.59		29
12.13	11.48	2,791	2,323	0.21		4.29		1.26		29
11.10	11.00	1,795	41	0.13	(h)	93.88	(h)	0.25	(h)	4

11.37	3.38	13	12	0.15		106.71		2.02		45
11.56	1.49	13	33	0.17		37.86		2.20		29
12.14	11.59	66	56	0.11		26.45		1.34		29
11.11	11.10	45	25	0.13	(h)	166.78	(h)	0.41	(h)	4

11.38	3.51	136	111	0.05		14.21		2.15		45
11.56	1.53	90	50	0.05		26.07		1.20		29
12.15	11.69	21	14	0.01		96.19		1.37		29
11.12	11.20	11	10	0.03	(h)	257.05	(h)	0.84	(h)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	215

Financial Highlights (continued)

Prudential Day One 2055 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.57	$0.22	$0.22	$0.44	$(0.27)	$(0.36)	$(0.63)
Year Ended 07/31/19	12.16	0.21	(0.14)	0.07	(0.33)	(0.33)	(0.66)
Year Ended 07/31/18	11.13	0.19	1.12	1.31	(0.28)	—	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.04	1.09	1.13	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

216

Prudential Day One 2055 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.38	3.60%	$5,451	$4,340	0.00	%(k)	2.57%		2.01%		45%
11.57	1.72	3,635	3,169	0.00	(k)	3.36		1.87		29
12.16	11.85	2,777	2,185	0.00	(k)	3.99		1.62		29
11.13	11.30	950	287	0.00	(k)(h)	60.80	(h)	0.53	(h)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	217

Financial Highlights

Prudential Day One 2060 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations		Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Year Ended 07/31/20	$11.62	$0.17	$0.16	$0.33		$(0.20)	$(0.26)	$(0.46)
Year Ended 07/31/19	12.06	0.13	(0.15)	(0.02)		(0.25)	(0.17)	(0.42)
Year Ended 07/31/18	11.01	0.10	1.15	1.25		(0.20)	—	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.01	1.00	1.01		—	—	—

Class R2
Year Ended 07/31/20	11.63	0.16	0.21	0.37		(0.22)	(0.26)	(0.48)
Year Ended 07/31/19	12.08	0.15	(0.15)	—	(i)	(0.28)	(0.17)	(0.45)
Year Ended 07/31/18	11.03	0.06	1.21	1.27		(0.22)	—	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.00	1.03		—	—	—

Class R3
Year Ended 07/31/20	11.65	0.17	0.21	0.38		(0.22)	(0.26)	(0.48)
Year Ended 07/31/19	12.09	0.14	(0.11)	0.03		(0.30)	(0.17)	(0.47)
Year Ended 07/31/18	11.04	0.13	1.16	1.29		(0.24)	—	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.04	1.00	1.04		—	—	—

Class R4
Year Ended 07/31/20	11.65	0.23	0.17	0.40		(0.23)	(0.26)	(0.49)
Year Ended 07/31/19	12.10	0.19	(0.16)	0.03		(0.31)	(0.17)	(0.48)
Year Ended 07/31/18	11.04	0.16	1.15	1.31		(0.25)	—	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.99	1.04		—	—	—

Class R5
Year Ended 07/31/20	11.66	0.21	0.20	0.41		(0.24)	(0.26)	(0.50)
Year Ended 07/31/19	12.11	0.02	0.02	0.04		(0.32)	(0.17)	(0.49)
Year Ended 07/31/18	11.05	0.16	1.16	1.32		(0.26)	—	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.05	1.00	1.05		—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

218

Prudential Day One 2060 Fund (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.49	2.70%	$13	$12	0.65%		114.36%		1.56%		44%
11.62	0.57	12	12	0.66		111.01		1.10		35
12.06	11.37	12	12	0.61		149.96		0.87		90
11.01	10.10	11	10	0.63	(h)	479.61	(h)	0.22	(h)	18

11.52	2.96	889	587	0.40		9.69		1.47		44
11.63	0.79	388	226	0.41		18.79		1.31		35
12.08	11.61	94	29	0.38		79.88		0.51		90
11.03	10.30	11	10	0.37	(h)	479.48	(h)	0.47	(h)	18

11.55	3.12	685	450	0.25		10.14		1.54		44
11.65	1.05	279	173	0.26		20.50		1.25		35
12.09	11.75	121	80	0.22		53.70		1.11		90
11.04	10.40	11	10	0.23	(h)	479.19	(h)	0.61	(h)	18

11.56	3.18	13	12	0.15		112.23		2.06		44
11.65	1.09	12	12	0.16		106.19		1.66		35
12.10	11.96	13	12	0.11		147.15		1.35		90
11.04	10.40	11	10	0.12	(h)	479.00	(h)	0.72	(h)	18

11.57	3.30	95	84	0.05		22.80		1.91		44
11.66	1.21	67	35	0.06		45.88		0.15		35
12.11	12.06	16	13	0.01		140.94		1.39		90
11.05	10.50	11	10	0.02	(h)	478.98	(h)	0.83	(h)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	219

Financial Highlights (continued)

Prudential Day One 2060 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/20	$11.66	$0.24	$0.18	$0.42	$(0.24)	$(0.26)	$(0.50)
Year Ended 07/31/19	12.11	0.22	(0.16)	0.06	(0.34)	(0.17)	(0.51)
Year Ended 07/31/18	11.06	0.22	1.11	1.33	(0.28)	—	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.05	1.01	1.06	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

220

Prudential Day One 2060 Fund (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.58	3.46%	$2,154	$1,657	0.00	%(k)	7.79%		2.09%		44%
11.66	1.39	1,424	981	0.00	(k)	14.67		1.90		35
12.11	12.12	452	266	0.00	(k)	42.30		1.84		90
11.06	10.60	52	19	0.00	(k)(h)	459.90	(h)	0.79	(h)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	221

Financial Highlights
Prudential Day One 2065 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
December 16, 2019(g) through July 31, 2020	$10.00	$0.02	$(0.41)	$(0.39)	$(0.05)	$—	$(0.05)

Class R2
December 16, 2019(g) through July 31, 2020	10.00	0.03	(0.40)	(0.37)	(0.05)	—	(0.05)

Class R3
December 16, 2019(g) through July 31, 2020	10.00	0.04	(0.40)	(0.36)	(0.05)	—	(0.05)

Class R4
December 16, 2019(g) through July 31, 2020	10.00	0.05	(0.41)	(0.36)	(0.05)	—	(0.05)

Class R5
December 16, 2019(g) through July 31, 2020	10.00	0.05	(0.40)	(0.35)	(0.05)	—	(0.05)

Class R6
December 16, 2019(g) through July 31, 2020	10.00	0.01	(0.35)	(0.34)	(0.05)	—	(0.05)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

222

Prudential Day One 2065 Fund (continued)

		Ratios/Supplemental Data(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$9.56	(3.96)%	$10	$9	0.65	%(h)	485.07%	(h)	0.32%	(h)	19%

9.58	(3.75)	12	10	0.40	(h)	446.28(h)		0.49(h)		19

9.59	(3.65)	10	9	0.25	(h)	484.23(h)		0.72(h)		19

9.59	(3.64)	10	9	0.15	(h)	484.02(h)		0.82(h)		19

9.60	(3.54)	11	10	0.05	(h)	458.95(h)		0.83(h)		19

9.61	(3.43)	141	77	0.00	(k)(h)	166.46(h)		0.11(h)		19

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	223

Financial Highlights (continued)

(a)	Calculated based on average shares outstanding during the period.
(b)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	Less than $(0.005) per share.
(g)	Commencement of operations.
(h)	Annualized.
(i)	Less than $0.005 per share.
(j)	Less than (0.005)%.
(k)

As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses. The effect of such waivers was as follows:

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager

Fund	Year Ended 07/31/20		Year Ended 07/31/19	Year Ended 07/31/18	December 13, 2016(g) through July 31, 2017*
Prudential Day One Income Fund (Class R6)	(0.00	)%(j)	(0.01)%	(0.09)%	(0.19	)%(h)
Prudential Day One 2015 Fund (Class R6)	(0.01)%		(0.02)%	(0.11)%	(0.22	)%(h)
Prudential Day One 2020 Fund (Class R6)	(0.01)%		(0.01)%	(0.10)%	(0.21	)%(h)
Prudential Day One 2025 Fund (Class R6)	(0.00	)%(j)	(0.01)%	(0.09)%	(0.19	)%(h)
Prudential Day One 2030 Fund (Class R6)	(0.01)%		(0.01)%	(0.07)%	(0.14	)%(h)
Prudential Day One 2035 Fund (Class R6)	(0.03)%		(0.03)%	(0.11)%	(0.16	)%(h)
Prudential Day One 2040 Fund (Class R6)	(0.06)%		(0.05)%	(0.11)%	(0.17	)%(h)
Prudential Day One 2045 Fund (Class R6)	(0.07)%		(0.06)%	(0.12)%	(0.16	)%(h)
Prudential Day One 2050 Fund (Class R6)	(0.08)%		(0.07)%	(0.13)%	(0.19	)%(h)
Prudential Day One 2055 Fund (Class R6)	(0.10)%		(0.09)%	(0.13)%	(0.15	)%(h)
Prudential Day One 2060 Fund (Class R6)	(0.10)%		(0.09)%	(0.14)%	(0.15	)%(h)
Prudential Day One 2065 Fund (Class R6)**	(0.11	)%(h)

*	Certain prior year amounts have been classified for consistency with the current period presentation.

**	Commencement of operations was December 16, 2019.

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

224

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the funds listed in Appendix A (each, a Fund and collectively, the Funds), each a series of Prudential Investment Portfolios 5, including the schedule of investments, as of July 31, 2020, the related statement of operations for the year or period listed in Appendix A, the statements of changes in net assets for each of the years or periods listed in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of July 31, 2020, the results of its operations for the year or period listed in Appendix A, the changes in its net assets for each of the years or periods listed in Appendix A, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 16, 2020

Prudential Day One Funds	225

Appendix A

Prudential Day One Income Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2015 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2020 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2025 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2030 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2035 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2040 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2045 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2050 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2055 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

226

Prudential Day One 2060 Fund

Statement of operations for the year ended July 31, 2020 and statements of changes in net assets for each of the years in the two-year period then ended

Prudential Day One 2065 Fund

Statements of operations and changes in net assets for the period from December 16, 2019 (commencement of operations) through July 31, 2020

Prudential Day One Funds	227

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Fund has adopted and implemented a liquidity risk management program (the “LRMP”). Each Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), each Fund’s investment manager, to serve as the administrator of each Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to any Fund’s LRMP during the Reporting Period. The LRMP Report further concluded that each Fund’s investment strategies continue to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by each Fund’s investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

228

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2020, the Funds reported the maximum amount allowed per share for Class R1, R2, R3, R4, R5 and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

Capital Gain Distributions
Prudential Day One Income Fund	0.14
Prudential Day One 2015 Fund	0.16
Prudential Day One 2020 Fund	0.18
Prudential Day One 2025 Fund	0.20
Prudential Day One 2030 Fund	0.30
Prudential Day One 2035 Fund	0.29
Prudential Day One 2040 Fund	0.35
Prudential Day One 2045 Fund	0.38
Prudential Day One 2050 Fund	0.26
Prudential Day One 2055 Fund	0.36
Prudential Day One 2060 Fund	0.22

For the year ended July 31, 2020, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Day One Income Fund	13.98%	8.17%
Prudential Day One 2015 Fund	18.06%	10.95%
Prudential Day One 2020 Fund	22.47%	14.05%
Prudential Day One 2025 Fund	23.41%	14.11%
Prudential Day One 2030 Fund	34.90%	21.96%
Prudential Day One 2035 Fund	43.23%	26.75%
Prudential Day One 2040 Fund	53.32%	31.58%
Prudential Day One 2045 Fund	59.75%	33.36%
Prudential Day One 2050 Fund	59.18%	32.32%
Prudential Day One 2055 Fund	69.01%	34.81%
Prudential Day One 2060 Fund	67.20%	33.02%
Prudential Day One 2065 Fund	9.76%	0.00%

In January 2021, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2020.

Prudential Day One Funds	229

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Prudential Day One Funds

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 1945 Board Member Portfolios Overseen: 95	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

Prudential Day One Funds

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Vice President and Corporate Counsel (since January 2005) of Prudential; Chief Legal Officer of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Prudential Day One Funds

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 1958 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

Prudential Day One Funds

Approval of Advisory Agreements (unaudited)

The Funds’ Boards of Trustees

The Boards of Trustees (the “Board”) of the Prudential Day One Funds (each, a “Fund, and collectively, the “Funds”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM

[1]

Each of the Prudential Day One Funds is a series of Prudential Investment Portfolios 5. The Prudential Day One Funds with respect to the approval of the advisory agreements are: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio.

Visit our website at pgim.com/investments

The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2019 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of each Fund for the one-year and the three-year periods ended December 31, 2019. The Board considered that each Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal year ended July 31, 2019. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgim.com/investments

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth net performance comparisons (which reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Prudential Day One Income Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year and the three-year periods.
•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R 5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2015 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year and the three-year periods.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that the Fund’s underperformance during the periods identified above was largely the result of underperformance during one year, 2019. In that regard, the Board noted that when it considered the performance of the Fund one year before, the Fund ranked in the second quartile of its Peer Group over the one-year period ended December 31, 2018.

•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2020 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed its benchmark index over the three-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•

The Board noted that the Fund’s underperformance during the periods identified above was largely the result of underperformance during one year, 2019. In that regard, the Board noted that when it considered the performance of the Fund one year before, the

Visit our website at pgim.com/investments

Fund ranked in the second quartile of its Peer Group over the one-year period ended December 31, 2018.
•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2025 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.
•

The Board considered PGIM Investments’ assertion that benchmark-relative performance comparisons are more appropriate when evaluating the Fund’s performance given that the Fund is managed to a blended benchmark, which is aligned to its Glidepath return.

•	The Board also noted that the Fund outperformed its benchmark index during the 4th quarter of 2019.
•

The Board noted that the Fund’s underperformance during the periods identified above was largely the result of underperformance during one year, 2019. In that regard, the Board noted that when it considered the performance of the Fund one year before, the Fund ranked in the second quartile of its Peer Group over the one-year period ended December 31, 2018.

•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2030 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period and outperformed its benchmark index over the three-year period.
•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•	The Board also noted that the Fund outperformed its benchmark index during the 4th quarter of 2019.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Visit our website at pgim.com/investments

Prudential Day One 2035 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•	The Board also noted that the Fund outperformed its benchmark index du ring the 4th quarter of 2019.
•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2040 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•

The Board noted PGIM Investment’s assertion that preference for value stocks in several of the underlying funds was out of favor in the market in 2019 as growth outperformed, which detracted from the Fund’s relative results.

•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2045 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•

The Board noted PGIM Investments’ assertion that exposure to the value style factor in several of the underlying funds was out of favor in the market in 2019 as growth outperformed, which detracted from the Fund’s relative results.

•	The Board also noted that the Fund outperformed its benchmark index during the 4th quarter of 2019.
•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

Visit our website at pgim.com/investments

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2050 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•

The Board noted PGIM Investments’ assertion that exposure to the value style factor in several of the underlying funds was out of favor in the market in 2019 as growth outperformed, which detracted from the Fund’s relative results.

•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2055 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•

The Board noted PGIM Investment’s assertion that preference for value stocks in several of the underlying funds was out of favor in the market in 2019 as growth outperformed, which detracted from the Fund’s relative results.

•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2060 Fund

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year and the three-year periods.
•

The Board noted PGIM Investments’ assertion that exposure to the value style factor in several of the underlying funds was out of favor in the market in 2019 as growth outperformed, which detracted from the Fund’s relative results.

•	The Board considered that the Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.5 5% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2020.

•	In addition, PGIM Investments is obligated to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class.

Visit our website at pgim.com/investments

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Day One Funds

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182
Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448	Prudential Day One 2065 Fund (Share Class R1)	PDOAX	74440V674
Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430	Prudential Day One 2065 Fund (Share Class R2)	PDODX	74440V666
Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422	Prudential Day One 2065 Fund (Share Class R3)	PDOEX	74440V658
Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414	Prudential Day One 2065 Fund (Share Class R4)	PDOFX	74440V641
Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398	Prudential Day One 2065 Fund (Share Class R5)	PDOGX	74440V633
Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380	Prudential Day One 2065 Fund (Share Class R6)	PDOHX	74440V625

MF236E

PGIM 60/40 ALLOCATION FUND

ANNUAL REPORT

JULY 31, 2020

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 7/31/20
	One Year (%)	Since Inception (%)
Fund	8.75	8.61 (9/13/17)
Custom Benchmark Index
	11.83	9.93

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the Custom Benchmark Index (60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Bond Index) by portraying the initial account values at the commencement of operations (September 13, 2017) and the account values at the end of the current fiscal year (July 31, 2020), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of

PGIM 60/40 Allocation Fund	3

Your Fund’s Performance (continued)

income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 7/31/20

60/40 Allocation Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	60.1%
PGIM Total Return Bond Fund	Total Return Bond	39.8%

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at pgim.com/investments

PGIM 60/40 Allocation Fund

Strategy and Performance Overview

How did the Fund perform?

The PGIM 60/40 Allocation Fund’s Class R6 shares returned 8.75% in the 12-month reporting period that ended July 31, 2020, underperforming the 11.83% return of its custom benchmark—a 60%/40% blend of the S&P 500 Index and the Bloomberg Barclays US Aggregate Bond Index, respectively.

What were the market conditions?

•

US stocks experienced mixed performance during the 12-month reporting period that ended July 31, 2020. US large-cap stocks led the way, significantly outperforming US mid- and small-cap stocks. International developed and emerging-market equities also generated mixed results and significantly underperformed US large-cap stocks. International developed-market stocks trailed emerging-market equities substantially.

•

While US equities reached record highs in February 2020, the gains soon came to a screeching halt as the COVID-19 pandemic that originated in China spread to the US, pushing global economies into recession. This resulted in a very volatile and negative first quarter of 2020 for equities across the globe.

•

The bond market delivered strong returns during the period. The best performance was in US core bonds and US Treasury Inflation-Protected Securities (TIPS), both of which outperformed nearly all other fixed income asset classes and posted double-digit returns during the period.

What worked?

•	The Fund benefited most from its heavier exposure to stocks versus bonds, as the S&P 500 Index outperformed the Bloomberg Barclays US Aggregate Bond Index, by 1.84% during the reporting period.

What didn’t work?

•	The Fund is comprised of two underlying funds: the PGIM QMA Large-Cap Core Equity Fund and the PGIM Total Return Bond Fund.

•	The underlying stock position in the PGIM QMA Large-Cap Core Equity Fund underperformed its benchmark, the S&P 500 Index, by 4.46% during the period.

•	The underlying bond position in the PGIM Total Return Bond Fund underperformed its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by 0.94% during the period.

Did the Fund use derivatives?

•	The Fund does not use derivatives.

PGIM 60/40 Allocation Fund	5

PGIM 60/40 Allocation Fund

Strategy and Performance Overview (continued)

Current outlook

•

The global policy response to the COVID-19 pandemic has been massive. It dwarfed the policy response following the global financial crisis of 2008-09 and was delivered in a much shorter period of time. QMA believes this response has helped stave off total economic collapse, reduced collateral damage, and hopefully provided the necessary support to sustain the economic recovery.

•

The US has led the way in delivering substantial liquidity from monetary and fiscal stimulus. The Federal Reserve has unleashed an extraordinary array of measures, not only restarting many of the liquidity facilities from the global financial crisis but also expanding them to new areas such as municipal and corporate bond markets.

•

While financial markets are enjoying a V-shaped recovery, economic activity and corporate profits remain depressed. Given the surge in stock prices and plunge in forecasted earnings, equities in general are trading at very elevated price/earnings ratios, in QMA’s view.

•

While quicker-than-expected medical breakthroughs might allow the economy to recover lost ground more quickly, QMA believes a recovery could be delayed further by a variety of risks, including a second-wave of COVID-19 infections, adverse economic and legislative outcomes stemming from the US presidential election, and rising geopolitical risks.

6	Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM 60/40 Allocation Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund		Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,016.80	0.40%	$2.01
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2020, and divided by the 366 days in the Fund’s fiscal year ended July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

PGIM 60/40 Allocation Fund

Schedule of Investments

as of July 31, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM QMA Large-Cap Core Equity Fund (Class R6)	1,220,197	$19,388,928
PGIM Total Return Bond Fund (Class R6)	853,853	12,850,488

TOTAL LONG-TERM INVESTMENTS (cost $28,781,559)		32,239,416

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $87,333)	87,333	87,333

TOTAL INVESTMENTS 100.2%
(cost $28,868,892)(w)		32,326,749
Liabilities in excess of other assets (0.2)%		(60,647)

NET ASSETS 100.0%		$32,266,102

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$32,326,749	$—	$—

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	9

PGIM 60/40 Allocation Fund

Schedule of Investments (continued)

as of July 31, 2020

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows (unaudited):

Large Cap	60.1%
Total Return Bond	39.8
Short Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

as of July 31, 2020

Assets

Affiliated investments (cost $28,868,892)	$32,326,749
Receivable for investments sold	209,706
Due from Manager	15,514
Receivable for Fund shares sold	273

Total Assets	32,552,242

Liabilities

Payable for investments purchased	207,195
Custodian and accounting fees payable	42,507
Audit fee payable	22,725
Accrued expenses and other liabilities	12,263
Trustees’ fees payable	903
Payable for Fund shares reacquired	534
Affiliated transfer agent fee payable	13

Total Liabilities	286,140

Net Assets	$32,266,102

Net assets were comprised of:
Shares of beneficial interest, at par	$2,799
Paid-in capital in excess of par	29,131,874
Total distributable earnings (loss)	3,131,429

Net assets, July 31, 2020	$32,266,102

Class R6
Net asset value, offering price and redemption price per share, ($32,266,102 ÷ 2,799,493 shares of beneficial interest issued and outstanding)	$11.53

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	11

Statement of Operations

Year Ended July 31, 2020

Net Investment Income (Loss)
Affiliated dividend income	$507,691

Expenses
Management fee	4,662
Custodian and accounting fees	87,934
Audit fee	22,725
Legal fees and expenses	18,189
Shareholders’ reports	11,177
Trustees’ fees	10,923
Registration fees	2,500
Transfer agent’s fees and expenses (including affiliated expense of $ 80)	116
Miscellaneous	9,949

Total expenses	168,175
Less: Fee waiver and/or expense reimbursement	(161,431)

Net expenses	6,744

Net investment income (loss)	500,947

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(536,935)
Net capital gain distributions received	632,625

95,690

Net change in unrealized appreciation (depreciation) on investments	1,934,260

Net gain (loss) on investment transactions	2,029,950

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,530,897

See Notes to Financial Statements.

12

Statements of Changes in Net Assets

	Year Ended July 31,

	2020	2019

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$500,947	$184,694
Net realized gain (loss) on investment transactions	(536,935)	(364,322)
Net capital gain distributions received	632,625	358,455
Net change in unrealized appreciation (depreciation) on investments	1,934,260	1,490,347

Net increase (decrease) in net assets resulting from operations	2,530,897	1,669,174

Dividends and Distributions
Distributions from distributable earnings
Class R6	(975,061)	(132,175)

Fund share transactions
Net proceeds from shares sold	17,500,241	14,210,268
Net asset value of shares issued in reinvestment of dividends and distributions	975,061	132,175
Cost of shares reacquired	(4,784,476)	(1,758,924)

Net increase (decrease) in net assets from Fund share transactions	13,690,826	12,583,519

Total increase (decrease)	15,246,662	14,120,518

Net Assets:
Beginning of year	17,019,440	2,898,922

End of year	$32,266,102	$17,019,440

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	13

Notes to Financial Statements

1. Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”).

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

14

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end (other than exchange-traded mutual funds) funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM 60/40 Allocation Fund	15

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% average daily net assets.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees

16

and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2020, were $20,804,148 and $6,968,034, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2020, is presented as follows:

PGIM 60/40 Allocation Fund	17

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions

PGIM Core Ultra Short Bond Fund
$ 79,196	$766,665	$758,528	$—	$—	$87,333	87,333	$1,099	$—

PGIM QMA Large-Cap Core Equity Fund
10,136,981	11,678,357	3,446,078	1,481,471	(461,803)	19,388,928	1,220,197	184,951	336,669

PGIM Total Return Bond Fund
6,868,996	9,125,791	3,521,956	452,789	(75,132)	12,850,488	853,853	321,641	295,956

$ 17,085,173	$21,570,813	$7,726,562	$1,934,260	$(536,935)	$32,326,749		$507,691	$632,625

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2020, the tax character of dividends paid by the Fund were $656,422 of ordinary income and $318,639 of long-term capital gains. For the period ended July 31, 2019, the tax character of dividends paid by the Fund was $131,032 of ordinary income.

As of July 31, 2020, the accumulated undistributed earnings on a tax basis were $130,272 of ordinary income and $425,486 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2020 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,748,529	$3,457,857	$(879,637)	$2,578,220

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Fund elected to treat post-October losses of approximately $2,500 as having been incurred in the following fiscal year (July 31, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

18

required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of July 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	2,799,202	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	99.9%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Year ended July 31, 2020:
Shares sold	1,624,720	$17,500,241
Shares issued in reinvestment of dividends and distributions	86,749	975,061
Shares reacquired	(446,144)	(4,784,476)

Net increase (decrease) in shares outstanding	1,265,325	$13,690,826

Year ended July 31, 2019:
Shares sold	1,420,772	$14,210,268
Shares issued in reinvestment of dividends and distributions	13,683	132,175
Shares reacquired	(169,362)	(1,758,924)

Net increase (decrease) in shares outstanding	1,265,093	$12,583,519

8. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “RICs”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital

PGIM 60/40 Allocation Fund	19

Notes to Financial Statements (continued)

share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the RICs in the SCA equitably.

The Fund did not utilize the SCA during the year ended July 31, 2020.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these underlying funds and their investments. Because the Fund’s allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Fund to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

20

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM 60/40 Allocation Fund	21

PGIM 60/40 Allocation Fund

Financial Highlights

Class R6 Shares
	Year Ended July 31,		September 13, 2017(a) through July 31, 2018
	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.09	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.20	0.14
Net realized and unrealized gain (loss) on investment transactions	0.72	0.47	0.78
Total from investment operations	0.96	0.67	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.15)
Distributions from net realized gains	(0.19)	(0.01)	-
Total dividends and distributions	(0.52)	(0.35)	(0.15)
Net asset value, end of period	$11.53	$11.09	$10.77
Total Return(c):	8.75%	6.73%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,266	$17,019	$2,899
Average net assets (000)	$23,312	$9,866	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03%	0.03%	0.02%(e)
Expenses before waivers and/or expense reimbursement	0.72%	1.78%	28.47%(e)
Net investment income (loss)	2.15%	1.87%	1.46%(e)
Portfolio turnover rate(f)	30%	31%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Report of Independent Registered Public Accounting Firm

To the Shareholders of PGIM 60/40 Allocation Fund and Board of Trustees

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM 60/40 Allocation Fund, a series of Prudential Investment Portfolios 5, (the Fund), including the schedule of investments, as of July 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian, transfer agent, and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 18, 2020

PGIM 60/40 Allocation Fund	23

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

24

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2020, the Fund reported the maximum amount allowed per share but not less than $0.17 per share for Class R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2020, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM 60/40 Allocation Fund	28.18%	28.18%

In January 2021, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2020.

PGIM 60/40 Allocation Fund	25

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM 60/40 Allocation Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014 – 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 1945 Board Member Portfolios Overseen: 95	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM 60/40 Allocation Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Vice President and Corporate Counsel (since January 2005) of Prudential; Chief Legal Officer of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

PGIM 60/40 Allocation Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Jonathan D. Shain 1958 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM 60/40 Allocation Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as

[1]	PGIM 60/40 Allocation Fund is a series of Prudential Investment Portfolios 5.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it

Visit our website at pgim.com/investments

received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2019 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM

Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2019. The Board considered that the Fund commenced operations on September 13, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended July 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgim.com/investments

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.40% for Class R6 shares through November 30, 2020.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to continue to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM 60/40 Allocation Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2020 and July 31, 2019, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $333,649 and $315,649 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended July 31, 2020, fees of $18,434 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon. For the fiscal year ended July 31, 2019, there are no fees to report.

(c) Tax Fees

For the fiscal years ended July 31, 2020 and July 31, 2019: none.

(d) All Other Fees

For the fiscal years ended July 31, 2020 and July 31, 2019: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal year ended July 31, 2020, 100% of the services referred to in Item 4(b) was approved by the audit committee. For the fiscal year ended July 31, 2019: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2020 and July 31, 2019 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2020